Registration No. 333-233170
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Britney Schnathorst
Principal National Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Executive Variable Universal Life III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b) of Rule 485
    _XX__    on May 1, 2021 pursuant to paragraph (b) of Rule 485
    _____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the "Policy")

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2021

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

The Policy is designed for:
•Ownership by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes; and
•Ownership or sponsorship by businesses or employers for such purposes as financing supplemental retirement benefits, business transfer plans, business protection designs, or other similar purposes.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the contract provisions, benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

SUMMARY: BENEFITS AND RISKS

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). Please see SURRENDERS AND PARTIAL SURRENDERS - Examination Offer (Free-Look Provision) for more information.
POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds, calculated as of the date of death of the insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•    B is any loan indebtedness;
•    C, if the Insured's death occurs during a grace period, is the lesser of any overdue monthly policy charges and, if applicable, the amount required to meet any Death Benefit Guarantee Premium Requirement.
Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the fixed account, and the investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net policy value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. No surrender charge is imposed on a full surrender.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. No surrender charge is imposed on a partial surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.
Adjustment Options
The total face amount may be requested subject to certain conditions.
Total Face Amount Increase
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.
Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.
Maturity Proceeds
If your Policy is in force and the insured is living on the policy maturity date shown on the data pages, you may elect to be paid the maturity proceeds, which are equal to the net surrender value. Maturity proceeds are paid in lump sum or applied under a benefit payment option.

The maturity date extension provision automatically extends the policy beyond the policy maturity date as long as the policy is still in force and the insured is living on the policy maturity date. The policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the policy maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All division and fixed account values will be transferred to the money market division and no further transfers are allowed. You may choose not to extend the policy maturity date and instead receive the maturity proceeds. There is no charge for this provision.
Optional Insurance Benefits Summary
Terms and conditions of optional insurance benefits are more fully described under General Description of the Policy - Optional Insurance Benefits, and detailed information may be obtained from a registered representative or Us. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an additional insurance benefit is deducted from Your Policy Value. See SUMMARY: FEE TABLES for current and maximum charges.

Name	Description	Availability
Change of Insured Rider	allows the business to change the insured when an employee leaves employment or ownership of the business changes	•available on business owned Policies •may be added at any time prior to the proposed insured’s attained age 69
Death Benefit Guarantee Rider	provides that your Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement	•automatically made a part of the Policy at issue, subject to certain premium requirements •may not be added after the Policy has been issued
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the net policy value	•Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Life Paid-Up Rider (Overloan Protection)	Under certain circumstances, can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance	•may be elected at any time prior to the policy maturity date
Supplemental Benefit Rider	provides additional insurance (total face amount) at a reduced cost	•Our approval, under our then current underwriting guidelines, is required to add this rider.
POLICY RISKS

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.
Policy Termination (Lapse)
A Policy may be at risk of terminating (meaning you will no longer have any life insurance coverage) due to insufficient premium payments, poor investment results, partial surrenders, or loan indebtedness. If a Policy is at risk of terminating, we will notify you and any assignee on record. If you do not make a required premium payment by the end of the grace period, your Policy will terminate. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.
The Policy also terminates: when you make a full Policy surrender, when death proceeds are paid, and when the maturity proceeds are paid. When the Policy terminates, all privileges and rights of the owner(s) and all optional insurance benefits will end.

Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
•    Each unscheduled partial surrender may not be less than $500. Each unscheduled partial surrender may not be greater than 90% of the net policy value (as of the effective date of the unscheduled partial surrender).
•    The policy value will be reduced by the amount of the unscheduled partial surrender plus any transaction fee.
•    A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.
•    The total face amount may be reduced by the amount of each unscheduled partial surrender.
Scheduled Partial Surrenders
•    Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.
•    Each scheduled partial surrender may not be greater than 90% of the net policy value (as of the effective date of the scheduled partial surrender).
•    The total face amount may be reduced by the amount of each scheduled partial surrender.
•    The policy value will be reduced by the amount of any scheduled partial surrender.
Full Surrenders
We will pay the net surrender value at the end of the valuation period during which we receive the surrender request.
Adverse Tax Consequences
Termination of the Policy for any reason other than death of the insured may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
Distributions from a Modified Endowment Contract during the life of the insured are taxed as if the Policy is a deferred annuity, therefore partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.
In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
•    the value each year of the life insurance protection provided;
•    an amount equal to any employer-paid premiums; or
•    some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy’s beneficiary(ies) if you or the insured dies.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Poor Investment Performance
Your Policy value will fluctuate depending on the investment performance of the divisions to which you allocate your premium payments. Poor investment performance could diminish your entire Policy value and death benefit.
Positive investment performance does not guarantee that your Policy value will equal the total of your premium payments after deducting applicable Policy and rider charges. Certain Policy and rider charges are higher during earlier policy years than during subsequent policy years. This has a more negative impact on Policy value during earlier policy years, making the Policy not suitable as a short-term savings vehicle.
General Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in each underlying mutual fund’s prospectus, which accompanies this prospectus. You may also request copies of underlying mutual fund prospectuses from us without charge.
As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.
Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.
International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.
Funds of Funds
A fund of funds is subject to the particular risks of the underlying funds in the proportions in which the fund of funds invests in them, and its share prices will fluctuate as the prices of underlying funds shares rise or fall with changing market conditions. In addition, a fund of funds indirectly bears its pro rata share of the management fees incurred by the underlying funds. Thus, the cost of investing in a fund of funds will generally be higher than the cost of investing in a fund that invests directly in individual stocks and bonds. Additionally, management of funds of funds often entail potential conflicts of interest: such funds often invest in affiliated underlying funds; moreover, the fund of funds' advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more assets to underlying funds from which they receive higher fees.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.

Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.
This table describes the fees and expenses that you will pay at the time that you buy the Policy, pay premiums, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.50% of premium paid(2)
Current		6.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of policy value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(4)		9.50% of policy value

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33 per $1,000 of net amount at risk
Minimum		$0.00167 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.00667 per $1,000 of net amount at risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		Yr 1-5: 0.35% of Division value per year Yr 6-15: 0.30% of Division value per year Yr 16+: 0.25% of Division value per year
Monthly Policy Issue Charge (except as noted below)(7)	monthly
Maximum		$0.67709 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.05 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.
Maximum		$0.67709 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured(5)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(6)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(7)
Current		1.0% of loan indebtedness per year(7)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)	monthly
Maximum		$83.33 per $1,000 of net amount at risk
Minimum		$0.0006 per $1,000 of net amount at risk
Current Charge for Representative Insured(5)		$0.002 per $1,000 of net amount at risk
(1)     The Sales Charge varies over time and also varies with the existence of the supplemental benefit rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)    Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 3.00%.
(3)    In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)    For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
(5)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one. This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(6)    The difference between the interest charged on the loan indebtedness and the interest credited to the loan account.
(7)    This charge decreases after policy year ten.

Minimum and Maximum Total Operating Expenses
The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus. None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2019	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	1.82%
Some of the underlying mutual funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

GLOSSARY
adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in tobacco status, death benefit option, rating or riders.
adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.
attained age – the insured’s issue age on the birthday nearest to the policy date plus the number of full policy years since the policy date.
base policy face amount – the insurance benefit provided by the Policy without any riders. The base policy face amount is shown on your data pages.
business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
data pages - the pages of the policy which contain information specific to you, the insured, and the Policy. Current or revised data pages may be sent to you from time to time which reflect the current status of your Policy.
death benefit guarantee premium requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a division is variable and is not guaranteed. The "money market division" refers to the Fidelity VIP Government Money Market Division.
effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.
fixed account – the portion of the policy value that is held in our general account.
general account – assets of the Company other than those allocated to any of our Separate Accounts.
home office - the address shown on your Policy cover page or such other address we provide.
initial total face amount – the original total face amount in effect on the policy date.
insured – the person named as the “insured” on the data pages. The insured may or may not be the owner.
loan account – the portion of the policy value held in our general account that reflects any loan indebtedness.
loan indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
monthly date – the day of the month which is the same day as the policy date.
Example:    If the policy date is September 5, 2020, the first monthly date is October 5, 2020.
monthly policy charge – the amount subtracted from the policy value on each monthly date as described under CHARGES AND DEDUCTIONS - Monthly Policy Charge.
net amount at risk – the result of:
•    the death benefit (as described in the Policy) at the beginning of the policy month, divided by the death benefit discount rate shown on the data pages; minus
•    the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.
net policy value – the policy value minus any loan indebtedness.
net premium – the gross premium paid, less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.
net surrender value – surrender value minus any loan indebtedness.
notice – a communication that is acceptable to us in form and substance and that we receive in our home office. In states where permitted, we will require you to use the form(s) we provide for certain notices, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy.
owner – the party which owns all the rights and privileges of this Policy.

planned periodic premium – the premium in the amount and frequency you plan to pay.
policy date – the date from which monthly dates, policy years, and policy anniversaries are determined; the policy date is shown on your data pages and will never be the 29th, 30th, or 31st of any month.
policy maturity date – the date to which the policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the policy are satisfied. The policy maturity date is shown on the data pages. The policy maturity date may be extended as described in the maturity date extension provision.
policy month – any one-month period beginning on the monthly date.
Example:    The monthly date is May 5, 2020; the first policy month ends on June 4, 2020.
policy value – the sum of the values in the divisions, the fixed account, and the loan account.
policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.
Example:    If the policy date is September 5, 2020, the first policy year ends on September 4, 2021. The first policy anniversary falls on September 5, 2021.
premium expense charge – the charge deducted from premium payments.
prorated basis – is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.
separate account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has divisions to which net premiums may be allocated under the Policy.
surrender value – the policy value plus any enhanced cash surrender value benefit provided by any attached rider.
target premium – a premium amount which is used to determine the premium expense charge under a Policy. The target premium is shown in your data pages.
total face amount – the base Policy face amount plus the insurance benefit provided by any supplemental benefit rider issued with your Policy. If there is no supplemental benefit rider issued with your Policy, the total face amount is the base policy face amount. The total policy face amount may be adjusted as described in the Policy. The total face amount is the amount used to determine the death benefit provided by the Policy and is shown on the data pages.
underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of each division.
valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day and ends at the close of normal trading of the NYSE on the next business day.
written request – actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.
Your notices may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
we, us, our – Principal National Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company. It is located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
General Account
Our general obligations and any guaranteed benefits under the Policy are supported by Our General Account and are subject to the Company’s claims-paying ability. A Policy Owner should look to the financial strength of the Company for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, You may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the funds.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Separate Account under Iowa law on November 28, 2007. It is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or our home office (1-800-247-9988). A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of any publicly traded mutual fund.
The TABLE OF SEPARATE ACCOUNT DIVISIONS later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each division.

Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
•    transfer assets in any division to another division or to the fixed account;
•    add, combine or eliminate divisions; or
•    substitute the shares of a division for shares in another division:
•if shares of a division are no longer available for investment; or
•if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) or to the fixed account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
NOTE:    Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a registered representative. Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We may defer payments of proceeds payable out of the fixed account for a period of up to six months.
Our underwriting guidelines prohibit fixed account values in related policies to exceed $20 million without our prior approval. (Related policies are those owned and/or sponsored by a single entity; for example, the employer of the insureds. We determine what policies are related.) In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment to the owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.
We reserve the right to limit premium payments and/or transfers allocated to the fixed account.

CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses, and advertising), administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and Policy changes, reporting, and overhead), and mortality expenses.
The amount of the charges in any policy year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a policy year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a policy year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses, sales literature, and advertising. The premium expense charge is deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.
The actual premium taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium)
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	through 1	3.00%	3.25%	6.25%
	2 through 7	6.50%	3.25%	9.75%
	more than 7	2.50%	3.25%	5.75%

Maximum Charges(2)	1 through 7	6.50%	3.25%	9.75%
	more than 7	3.00%	3.25%	6.25%
(1)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•6.50% is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.00% is charged between SBR target and the applicable full base policy target premium.
•0.50% is charged on the excess above the full base policy target premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 target premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•6.50% maximum is charged up to the target premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.00% maximum is charged between SBR target and the applicable full base policy target premium.
•3.00% maximum is charged on the excess above the full base policy target premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium)
	Years since issue or adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	3.00%	3.25%	6.25%

Transaction Fee for Unscheduled Partial Surrender
A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.
Transfer Fee for Unscheduled Division Transfer
Currently there is no charge for making an unscheduled division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled division transfer after the first unscheduled division transfer in a policy month. A transfer fee is intended to reimburse us for our additional separate account operation expenses related to multiple unscheduled division transfers. Policyowners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all policyowners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.
Monthly Policy Charge
The monthly policy charge is made up of:
•    a charge for the cost of insurance;
•    a monthly policy issue charge;
•    an asset based charge (applied against the divisions);
•    any charge for an optional insurance benefit added by rider(s); and
•any additional charges shown on the data pages.
On the policy date and each monthly date thereafter, we deduct the monthly policy charge from your policy value in the divisions and fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
•    the same as allocation percentages for premium payments;
•    determined on a prorated basis; or
•determined by any other allocation method upon which we agree.
If you do not designate monthly policy charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the insured’s gender (if applicable), issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00167 per $1,000 net amount at risk to a maximum of $83.33 per $1,000 net amount at risk.
Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.
The net amount at risk is the difference between the death benefit, divided by the death benefit discount rate, and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders, and adjustments to the total face amount.

Asset Based Charge
The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative. Each month we deduct an asset based charge at the following annual rates:
•Year 1-5:     0.35% of net policy value per year
•Year 6-15:     0.30% of net policy value per year
•Year 16+:     0.25% of net policy value per year
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age at issue and adjustment, duration since issue and adjustment, tobacco status and risk classification.
Except as described in the next sentence, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount. For Policies which have the Supplemental Benefit Rider, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 total face amount.
Any total face amount increase will have its own monthly policy issue charge (within the minimum and maximum described).
Optional Insurance Benefits Charges
Charges for Optional Insurance Benefits are shown in SUMMARY: FEE TABLES and described in detail under GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the loan indebtedness and the interest credited to the loan account. The current net policy loan charge is 1.00% of loan indebtedness in policy years 1-10 and 0.00% of loan indebtedness thereafter. See LOANS for more detail.
Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees, operating expenses and potential redemption fees (if any) for a mutual fund are shown in the prospectus for the underlying mutual fund. None of the underlying mutual funds currently impose a redemption fee.
GENERAL DESCRIPTION OF THE POLICY
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, data pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is included as Appendix C. Specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Rights under the Policy
Ownership
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if:
•    the death proceeds are paid;
•    the maturity proceeds are paid;
•    the Policy is surrendered; or
•    the grace period ends without our receiving the payment required to keep the Policy in force.
If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy’s ownership interest passes to the insured. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the insured dies before the policy maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the insured, the death proceeds will be paid to the surviving owner(s) in equal percentages, or if applicable, to the last surviving owner's estate unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.
You may request an unscheduled transfer or set up scheduled transfers by:
•    sending a written request to us;
•    calling us at 1-800-247-9988 (if telephone privileges apply);
•    faxing us at 1-866-885-0390;
•    visiting www.principal.com (if internet privileges apply).
Unscheduled Transfers
You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.
Scheduled Transfers
You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).
Automatic transfers are made on a periodic basis. The amount of the transfer is: the dollar amount you select; or a percentage of the division value as of the date specified (other than the 29th, 30th, or 31st). You select the transfer date (other than the 29th, 30th, or 31st) and the transfer frequency (annually, semi-annually, quarterly, or monthly). If the selected date is not a business day, the transfer is completed on the next business day. Transfers continue until your interest in the division has a zero balance or we receive notice to stop them. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two. Automatic transfers are not available from the divisions to the fixed account.
Fixed Account Transfers
Transfers from your investment in the fixed account to the division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. It may take several years before a policy owner can move all the policy value in the fixed account to the divisions.
Unscheduled Transfers
You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.
•    In each calendar year, the transfers may not exceed:
•your fixed account value as of December 31 of the prior year (if $5,000 or less);
•$5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but less than $20,000); or
•25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).
•    We must receive your notice during the 30-day period.
•    You must specify the dollar amount or percentage to be transferred.
Scheduled Transfer Program
You may elect scheduled transfers from the fixed account to your division(s) without an additional charge as follows:
•    The value of your fixed account must be $20,000 or more when your scheduled transfers begin.
•    You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination offer period. Once made, this election is irrevocable.
•    Transfers to the divisions will be made in the proportions used for allocation of premium payments.
•    If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.
•    During the transfer period, you may not: make unscheduled transfers out of the fixed account; or make transfers and premium payments to the fixed account.

Your election will be effective as of the valuation period during which we receive your notice and transfers will be made according to the following schedule:
•    The first transfer will be 25% of the fixed account value;
•    12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value;
•    24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value; and
•    36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.
If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.
Example:    The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.
The policy is dated July 1, 2020. On February 7, 2021, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2021	$100,000	25%	$25,000
February 7, 2022	$75,000	33%	$24,750
February 7, 2023	$50,250	50%	$25,125
February 7, 2024	$25,125	100%	$25,125
The first day that you may make transfers or premium payments to the fixed account is February 8, 2024. After January 1, 2025, you may make an unscheduled transfer from the fixed account as set forth above.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.
Example:    You may choose to rebalance so that 50% of your policy values are in the money market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market division and 40% in the SmallCap Value I division. By rebalancing, units from the money market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.
You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
•    do not begin until the expiration of the examination offer period;
•    are done without charge;
•    may be done on the specified frequency (monthly, quarterly, semiannual, or annual) on a policy year or calendar year basis;
•    may be done by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing your written request to us;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
•    are made at the end of the next valuation period after we receive your instruction;
•    are not available if you have scheduled transfers from the same divisions; and
•    are not available for any values in the fixed account.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from a registered representative or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value. See SUMMARY: FEE TABLES for current and maximum rider charges.
Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed insured’s attained age 69. Until the effective date of the change of insured, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Monthly policy charges will be based on the newly named insured's attained age and risk classification. The death proceeds are paid when the newly named insured dies.
There is no charge for this rider.
Death Benefit Guarantee Rider
This rider provides that your Policy will not lapse before the insured attains age 85 if premiums paid, less loan indebtedness and partial surrenders, equal or exceed the death benefit guarantee premium requirement. An illustration (available at no charge from your registered representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section PREMIUMS — Premiums Affecting Guarantee Provisions.
If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of this rider will not apply and the Policy is at risk of terminating if on any monthly date the net policy value is insufficient to pay the monthly policy charge. The protections of this rider will resume on the first monthly date following our receipt of the premium required to satisfy the death benefit guarantee premium requirement.
This rider is automatically made a part of the Policy at issue. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, policy year of surrender for the rider benefit will be based on the policy date.

The Enhanced Cash Surrender Value Rider benefit is equal to the applicable additional amount shown in the table, multiplied by the enhancement factor.

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
There is no initial cost to purchase this rider, however, your policy value will be impacted because a higher current asset based charge will be deducted from your policy value with 100% Enhancement Factor as compared to a policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•    the loan indebtedness must be at least the following percentages of the surrender value:
•92% current (92% guaranteed) for the guideline premium test; or
•90% current (86% guaranteed) for the cash value accumulation test.
•    there is sufficient net surrender value to cover the one-time rider charge;
•    the Policy must have been in force for at least 15 policy years;
•insured is attained age 75; and
•    Total partial surrenders must equal or exceed total premiums paid.
Once the rider benefit begins:
•    The total face amount is reduced to equal the policy value after the rider charge multiplied by 105%.
•    All values in the divisions are immediately transferred to the fixed account where they will earn interest.
•    No further monthly policy charges are deducted for the remaining paid-up death benefit.
•    No new premium payments, face amount adjustments, partial surrenders or loans are allowed.
•    If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•    Your loan indebtedness remains and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.
•    All optional riders will automatically be terminated.
The rider may be elected at any time prior to the policy maturity date.There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the policy value (for policies using the guideline premium test) and 13.5% of the policy value (for policies using the cash value accumulation test) that is taken from the policy value.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

Supplemental Benefit Rider
This rider provides additional insurance (total face amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the net amount at risk provided by this rider. The supplemental cost of insurance rate varies depending upon the insured’s gender, issue age, duration since issue and adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.0006 per $1.000 net amount at risk.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations. We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments.
You would be notified of any such above action to the extent required by law.
Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.
Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.
Suicide
Death proceeds will not be paid if the insured dies by suicide, while sane or insane, within two years of the policy date. Instead, We will return all premiums paid, less any loan indebtedness, less any partial surrenders.
Death proceeds which are a result of a face amount increase made under an adjustment or a rider that requires evidence of insurability will not be paid if the insured dies by suicide, while sane or insane, within two years of the adjustment date. Instead, we will return the sum of the monthly policy charges paid for the increased amount of protection.
Death proceeds will not be paid if the insured dies by suicide, while sane or insane, within two years of the reinstatement date of the policy. Instead, we will return any premiums paid since the reinstatement date, less any loan indebtedness, less any partial surrenders.
The length of the suicide period may vary in some states. Any returned amounts noted above will be paid to the beneficiary(ies) of the policy.
Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, We will pay only the net surrender value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•    trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•    an emergency exists, as determined by the SEC, as a result of which:
•disposal by a fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the fixed account for a period of up to six months.
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;
•By mailing your payment according to the instructions below; or
•By wire transfer according to the instructions below.
Premium Payment Mailing Instructions
Premium payments sent to our home office must be addressed as follows:
    Principal National Life Insurance Company
    P.O. Box 10431
    Des Moines, Iowa 50306-0431

Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:
•As much description as possible in the 68 characters allowed.
•Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.
•Direct it to: ATTN: Individual Billing and Collection
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the rider guarantees the Policy will not lapse before the insured’s attained age 85.
The death benefit guarantee monthly premium is shown on your data pages. The death benefit guarantee premium may vary by issue age, risk classification, gender (if applicable), and tobacco status.
The death benefit guarantee premium requirement is met if (a) is equal to or greater than (b) where:
(a)    is the sum of premiums paid less any partial surrenders and any loan indebtedness; and
(b)    is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.
If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of the rider will not apply and the Policy is at risk of terminating on any monthly date if the net policy value is insufficient to pay the monthly policy charge.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Except for any amount necessary to continue the policy in force, we reserve the right to refund any premium that increases the policy's death benefit by more than it increases the policy value. Alternatively, we may require satisfactory evidence of insurability.
The minimum initial premium required is based on the initial total face amount of the Policy, the death benefit option and the charges and expenses of the Policy. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
Allocation of Premiums
We allocate your initial net premiums as described below. Thereafter, allocations of net premiums are made to the divisions and the fixed account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received in good order.

The percentage allocation for future premium payments may be changed, without charge, at any time by:
•sending a written request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the valuation period in which the new instructions are received.
Premium Refund States
If the Policy is issued in a state that requires a full refund of premium when the policy is returned during the examination offer period, the initial net premium, including any premium received during the examination offer period, is allocated to the money market division. The premium will be reallocated to the divisions and the fixed account according to your instructions on the later of the effective date or the end of the examination offer period (or on the first Business Day thereafter). See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.
If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the money market division to correspond to the examination offer period of a particular state’s replacement requirements.
Market Value States
If the policy is issued in a state that allows refund of net policy value when the policy is returned during the examination offer period, the initial net premium is immediately allocated to the divisions according to your instructions. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination offer period. See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.
Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.
At the end of any valuation period, your value in a division is:
•    the number of units you have in the division
•    multiplied by the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
•    your initial premium payment (less premium expense charges);
•    plus subsequent premium payments (less premium expense charges);
•    plus transfers from another division or the fixed account
minus units sold:
•    for partial surrenders from the division;
•    as part of a transfer to another division, the fixed account or the loan account; and
•    to pay monthly policy charges and any transaction fees.
We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions]
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
Fixed Account Valuation
The value of your fixed account on any business day is:
•    net premiums allocated to the fixed account
•    plus transfers from the division(s) and the loan account (as a result of a loan repayment)
•    plus interest credited to the fixed account
•    minus surrenders, transaction fees, and monthly policy charges
•    minus transfers to the loan account
•    minus transfers to the division(s)
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•    notice and proof that the insured died while the Policy was in force and before the policy maturity date. Proof of the insured's death consists of a certified copy of the death certificate of the insured;
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the insured, we will pay the death proceeds to the owner or the owner’s estate unless you have given us written notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•    B is any loan indebtedness; and
•    C, if the Insured's death occurs during a grace period, is the lesser of any overdue monthly policy charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Benefit Payment Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.

Benefit Payment Options
The benefit payment options include:
•    Custom Benefit Arrangement – We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time, joint and survivor life income with a reduced survivor benefit, etc.).
•    Life Income – We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
•    Life Income with Period Certain – We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
•    Joint and Survivor Life Income – We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
•    Joint and Survivor Life Income with Period Certain – We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•    Death Benefit Option 1 – the death benefit equals the greater of:
•the total face amount; or
•the amount found by multiplying the surrender value by the applicable percentage*.
•    Death Benefit Option 2 – the death benefit equals the greater of:
•the total face amount plus the policy value; or
•the amount found by multiplying the surrender value by the applicable percentage*.
•    Death Benefit Option 3 – the death benefit equals the greater of:
•the total face amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the surrender value by the applicable percentage*.
*     The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B.
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the insured is a male) and the death benefit would be $3,409,920.

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current total face amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the base policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the base policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000
Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen at issue. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix B. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•    smaller applicable percentages
•    lower minimum death benefit
•    lower cost of insurance charges
•    better policy value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:
•    The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44

Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in total face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
If your Policy is in force and the insured is living on the policy maturity date shown on the data pages, you may elect to be paid the maturity proceeds, which are equal to the net surrender value.
Adjustment Options
Increase in Total Face Amount
You may request an increase in the total face amount provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in total face amount is $10,000.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the attained age of the insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the data pages; and
•you supply evidence which satisfies us that the insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the policy value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after adjustment is not less than the minimum face amount shown on the data pages; and
•your monthly policy charges or premiums are not being waived under any rider.
The increase in total face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

Any adjustment premium payment made in connection with the adjustment application is held in our general account without interest (for a period of up to a 60 days) while we complete underwriting for the adjustment. If we approve the adjustment, on the effective date of the adjustment, the amount of the adjustment premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s total face amount. If there is insufficient value to pay the higher charges after an increase in total face amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in total face amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the total face amount. No transaction fee is imposed on decreases in the total face amount. A request for a decrease requires the following:
•    the request must be made on an adjustment application;
•    the application must be signed by the owner(s);
•    the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•    the decrease may not reduce the total face amount below $100,000; and
•    if there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your policy value is equal to the sum of the values in the divisions, the fixed account, and loan account. The policy value:
•    increases as premiums are applied and interest is credited;
•    decreases as policy loans, partial surrenders, and policy expenses are deducted; and
•    can increase or decrease as the investment experience of your chosen divisions fluctuates.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable. Partial surrenders will reduce your face amount if under death benefit option 1 or 3.
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any monthly policy charges deducted before the full surrender effective date.
Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may surrender a part of the net policy value. You may take two unscheduled partial surrenders during a policy year before any transaction fees apply. After the second unscheduled partial surrender in a policy year, a transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender. An unscheduled partial surrender may not be less than $500 and may not be greater than 90% of the net policy value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the total face amount to less than $100,000. Unscheduled partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.

Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.
An unscheduled partial surrender may cause a reduction in total face amount. If the total face amount had been previously increased, any reduction of the total face amount at the time of partial surrender, is made on a last in, first out basis.
•    If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and total face amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years 2 through 15, 10% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the unscheduled partial surrender;
(b)    is the amount of any preferred partial surrenders in the same policy year; and
(c)    is 10% of the net policy value at the end of the prior policy year.
•If the Death Benefit Option 3 is in effect, the total face amount is reduced by the lesser of (a) or (b) where:
(a)    is the amount of the unscheduled partial surrender; and
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may elect to receive part of your net policy value automatically on any monthly date.
•    You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on policy year)).
•    The surrender is deducted from your division(s) and/or fixed account according to your monthly policy charge allocation percentages.
•    Each scheduled partial surrender may not be greater than 90% of the net policy value (as of the date of the scheduled partial surrender).
•    Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining net policy value, scheduled policy loans will automatically begin, unless you instruct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•    A scheduled partial surrender may cause a reduction in total face amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective (and each subsequent policy anniversary). The amount of the reduction is the sum of the scheduled partial surrenders planned for that policy year that are not deemed to be a preferred partial surrender. If the amount of the scheduled partial surrender is increased, the total face amount is reduced on the monthly date the change is effective. If the amount of the scheduled partial surrender is decreased, the total face amount is not increased.

If the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years 2 through 15, 10% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the scheduled partial surrenders planned for that policy year;
(b)    is the amount of any preferred partial surrenders in the same policy year; and
(c)    is 10% of the net policy value at the end of the prior policy year.

•    If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a scheduled partial surrender.

•    If the Death Benefit Option 3 is in effect, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective and on each subsequent policy anniversary. The total face amount may also be reduced on the monthly date any increase to a scheduled partial surrender is effective. The total face amount is reduced by the lesser of (a) or (b) where:
(a)    is the amount of the scheduled partial surrenders planned for that policy year; and
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.
Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies. A general summary of material state variations is included as Appendix C.
If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:
•    10 days after you receive the Policy or,
•    such later date as specified by applicable state law
NOTE:    See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS
Policy Loans
While your Policy is in effect and has a net policy value, you may borrow money from us with the Policy as the security for the policy loan.
•    The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan.
•    If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
•    Requests for policy loans from any joint owner are binding on all joint owners.
•    Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

You are charged interest on any loan indebtedness. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be redeemed from the division(s) and/or fixed account and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.
A policy loan generally has a permanent effect on policy values because borrowed amounts do not reflect the investment experience of the division(s) or interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
•    death proceeds at the death of the insured;
•    surrender value upon full surrender or termination of a Policy; and
•    maturity proceeds paid.
Loan indebtedness reduces your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy lapses with any loan indebtedness, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a loan account is established. The loan account is part of our general account.
An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. You may instruct us on the proportions to be taken from your divisions or the fixed account. There are no restrictions on which divisions or accounts that the loan amount can be transferred from.
Your loan account earns interest from the date of transfer at an interest rate of 4.00% of the amount in the loan account per year. Interest accrues daily and is paid at the end of the policy year. Once credited, interest is nonforfeitable.
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the loan indebtedness and the interest credited to the loan account. The current net policy loan charge is 1.00% of loan indebtedness in policy years 1-10 and 0.00% of loan indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all policy years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.
Scheduled Loans
After the first policy year, scheduled policy loans are available on any monthly date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the policy year). The loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.
Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
•    policy loans may be repaid totally or in part;
•    repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;
•    payments that we receive that are not designated as premium payments are applied as loan repayments if there is any loan indebtedness;
•    the repayments are allocated as of the valuation period in which we receive the repayment; and
•    repayments are to be sent to our home office.

POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
A Policy will go into default and is at risk of terminating if the net policy value on any monthly date is less than the monthly policy charge.
Before any Policy lapses, the Policy will enter a grace period, described below, during which you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not made the minimum required premium payment before the grace period expires.
The Policy also terminates:
•    when you make a full Policy surrender;
•    when death proceeds are paid; or
•    when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT – Reinstatement).
Grace Period
If a Policy goes into default and is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to keep the Policy in force, payment instructions; and the grace period end date.
Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders or policy loans may be made during a grace period.
Minimum Required Premium
The minimum required premium is intended to (i) reimburse us for the monthly policy charges during the grace period, and (ii) provide enough policy value to pay the monthly policy charge on the first monthly date after grace period. The minimum required premium payment is [(a) plus (b)] divided by (c) where:
(a)    is any amount by which your net policy value is less than zero at the start of the grace period after the monthly policy charge is deducted;
(b)    is three monthly policy charges; and
(c)    is 1 minus the guaranteed maximum premium expense charge percentage. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the grace period and/or the calculation for the minimum required premium may be different in some states.
Death during Grace Period
If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•    all monthly policy charges due and unpaid at the death of the insured; and
•    any loan indebtedness.
NOTE:    The state of Florida requires that the net policy value of the Policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in REINSTATEMENT – Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
•such reinstatement is prior to the policy maturity date;
•You have not surrendered your Policy;

•not more than three years have elapsed since the policy terminated (this time period may be longer in some states);
•You supply evidence which satisfies us that the insured is alive and is insurable under our underwriting guidelines then in effect;
•You either repay or reinstate any loan indebtedness existing at termination; and
•You make the minimum required premium payment.
The minimum required premium is intended to a) reimburse us for the monthly policy charges during the grace period and b) provide enough policy value to pay monthly policy charges for three policy months after reinstatement. The minimum required premium payment is [(1) plus (2)] divided by (3) where:
(1)    is any amount by which your net policy value is less than zero at the end of the grace period after the monthly policy charge is deducted;
(2)    is three monthly policy charges; and
(3)    is 1 minus the guaranteed maximum premium expense charge percentage. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated to collect monthly policy charges due and unpaid during the grace period and to provide us with enough policy value to pay three monthly policy charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next monthly date following the date we approve the reinstatement application. Your rights and privileges as owner(s) are restored upon reinstatement. The reinstated Policy will have the same policy date as the original Policy. The Death Benefit Guarantee rider will be as if the Policy had never ended. You will receive new data pages upon reinstatement.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of monthly policy charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy, the premium expense charge and the monthly policy issue charge are calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or termination, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and your investment in the Policy at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and your investment in the Policy.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified

Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•    made after the owner attains age 59½; or
•    attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•    part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.

GENERAL PROVISIONS
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Policy, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•    Rejecting transfer instructions from a Policy owner or other person authorized by the owner to direct transfers;
•    Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•    Limiting the number of unscheduled transfers during a Policy year to no more than 12;
•    Requiring a holding period of a minimum of thirty days before permitting transfers among the Divisions where there is evidence of at least one round-trip transaction by the owner; and
•    Taking such other action as directed by the underlying mutual fund.
We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed inadvertently after we have notified a Policy owner that we believe that the Policy owner may have been engaging in abusive trading practices. In those instances, we will reverse the transfer (within two business days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy owner assumes the risk of any gains or losses associated with an investment in the transferee division instead of in the transferor division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy owner notice in writing of the reversal.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum total face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
•    furnish satisfactory evidence of insurability of the insured; and
•    meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five business days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the data pages.
Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•    employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•    employees or agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and an affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions to PSI as described in the Statement of Additional Information. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions.
Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual policy statement at the end of each policy year. The statement will show:
•beginning and end dates of the current statement period;
•the policy value at the beginning and end of the statement period;
•the death benefit at the end of the statement period;
•the surrender value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any loan indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•the total value of each of your divisions and the fixed account as of the end of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.

At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:
•    change in allocations of future premium payments;
•    change in allocation of the monthly policy charge;
•    change to your APR instructions;
•    change to your scheduled transfer instructions;
•    unscheduled transfers; and
•    request for a policy loan (of $100,000 or less).
Instructions:
•    may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;
•    must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;
•    are effective the next business day if not received until after the close of the NYSE.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.
Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the net amount at risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, We will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), We will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein Global Thematic Growth Portfolio Division
Invests in:	AllianceBernstein Variable Products Series Global Thematic Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein International Growth Division
Invests in:	AllianceBernstein Variable Products Series International Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division (not available to new investors)
Invests in:	AllianceBernstein Variable Products Series Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division
Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Disciplined Core Value Division (f/k/a American Century VP Income & Growth Division)
Invests in:	American Century VP Disciplined Core Value Fund - Class II (f/k/a American Century VP Income & Growth Fund)
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International Division
Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Capital World Bond Division
Invests in:	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series Global Balanced Division
Invests in:	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital, conservation of principal and current income.

American Funds Insurance Series Global Small Capitalization Fund Division
Invests in:	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

American Funds Insurance Series Washington Mutual Investors Division (f/k/a American Funds Insurance Series Blue Chip Income and Growth Division)
Invests in:	American Funds Insurance Series - Washington Mutual Investors Fund (f/k/a Blue Chip Income and Growth Fund) - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

BNY Mellon IP MidCap Stock Division
Invests in:	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

BNY Mellon IP Technology Growth Division
Invests in:	BNY Mellon Investment Portfolios Technology Growth Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital appreciation.

BNY Mellon Sustainable U.S. Equity Division
Invests in:	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Newton Investment Management (North America) Limited
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon VIF Appreciation Division
Invests in:	BNY Mellon Variable Investment Fund Appreciation Portfolio - Service Shares
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Calvert EAFE International Index Division
Invests in:	Calvert VP EAFE International Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index"). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Investment Grade Bond Index Division
Invests in:	Calvert VP Investment Grade Bond Index Portfolio - Class I
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:	seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:	seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

ClearBridge Small Cap Growth Division
Invests in:	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

DWS Alternative Asset Allocation Division
Invests in:	DWS Alternative Asset Allocation VIP - Class B
Investment Advisor:	RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.)
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Extended Market Index Division
Invests in:	Fidelity VIP Extended Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP International Index Division
Invests in:	Fidelity VIP International Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Strategic Income Division
Invests in:	Fidelity VIP Strategic Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity VIP Total Market Index Division
Invests in:	Fidelity VIP Total Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of a board range of U.S. stocks.

Franklin Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC through a sub-advisory agreement with Franklin Advisers, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Mutual Shares VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation. Its secondary goal is income.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks long-term total return.

Franklin Strategic Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks a high level of current income. A secondary goal is long-term capital appreciation.

Franklin Templeton Developing Markets VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2
Investment Advisor:	Templeton Asset Management Ltd. through a sub-advisory agreement with Franklin Templeton Investment Management Limited
Investment Objective:	seeks long-term capital appreciation.

Franklin Templeton Foreign VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	seeks long-term capital growth.

Franklin Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Franklin U.S. Government Securities VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Discovery Mid Cap Growth Division (f/k/a Invesco Oppenheimer Discovery Mid Cap Growth Division)
Invests in:	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares (f/k/a Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Global Real Estate Division
Invests in:	Invesco V.I. Global Real Estate Fund - Series I Shares
Investment Advisor:	Invesco Asset Management Limited through a sub-advisory agreement with Invesco Advisers, Inc.
Investment Objective:	seeks total return through growth of capital and current income.

Invesco Health Care Division
Invests in:	Invesco V.I. Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division
Invests in:	Invesco V.I. International Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Main Street Mid Cap Division (f/k/a Invesco Mid Cap Core Equity Division)
Invests in:	Invesco V.I. Main Street Mid Cap Fund - Series II Shares (f/k/a Invesco V.I. Mid Cap Core Equity Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Main Street Small Cap Division (f/k/a Invesco Oppenheimer Main Street Small Cap Division)
Invests in:	Invesco V.I. Main Street Small Cap Fund - Series II (f/k/a Invesco Oppenheimer V.I. Main Street Small Cap Fund)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Balanced Division
Invests in:	Janus Henderson Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Division
Invests in:	Janus Henderson Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division
Invests in:	Janus Henderson Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

Janus Henderson Forty Division
Invests in:	Janus Henderson Series Forty Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Research Division
Invests in:	Janus Henderson Series Global Research Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Technology and Innovation Division
Invests in:	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Lincoln Delaware High Yield Division (not available to those with Policy Date on or after May 1, 2021)
Invests in:	Lincoln VIP Delaware High Yield - Service Class
Investment Advisor:	Lincoln Investment Advisors Corporation
Investment Objective:	seeks total return and, as a secondary objective, high current income

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Global Equity Division
Invests in:	MFS® Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Growth Division
Invests in:	MFS® Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Inflation-Adjusted Bond Division
Invests in:	MFS® Inflation-Adjusted Bond Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

MFS International Intrinsic Value Division
Invests in:	MFS® International Intrinsic Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Research International Division
Invests in:	MFS® Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Total Return Division
Invests in:	MFS® Total Return Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

MFS Utilities Division
Invests in:	MFS® Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

MFS Value Division
Invests in:	MFS® Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Division
Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division
Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks to invest primarily in commons stock of mid- to large- capitalization companies that meet the Fund’s quality oriented financial and ESG criteria.

PIMCO All Asset Division
Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Commodity Real Return Strategy Division
Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with prudent investment management.

PIMCO Emerging Markets Bond Division
Invests in:	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO High Yield Division
Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Long-Term U.S. Government Division
Invests in:	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division
Invests in:	PIMCO VIT Low Duration Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC ("PIMCO")
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Real Return Division
Invests in:	PIMCO VIT Real Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO Short-Term Division
Invests in:	PIMCO VIT Short-Term Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Total Return Division
Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond Market Index Division
Invests in:	Principal Variable Contracts Funds Bond Market Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

MidCap Division
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Principal Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long term growth of capital.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT International Value Division
Invests in:	Putnam VT international Value Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC through a sub-advisory agreement with Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	seeks capital growth, current income is a secondary objective.

Rydex Basic Materials Division
Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Utilities Division
Invests in:	Rydex VI Utilities Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies that operate public utilities.

T. Rowe Price Health Sciences Division
Invests in:	T. Rowe Price Health Sciences Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Resources Division (f/k/a VanEck Global Hard Assets Division)
Invests in:	VanEck VIP Trust - VanEck VIP Global Resources Fund - Initial Class Shares (f/k/a VanEck VIP Trust - VanEck VIP Global Hard Assets Fund)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Vanguard VIF Balanced Division
Invests in:	Vanguard VIF Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	seeks to provide long-term capital appreciation and reasonable current income.

Vanguard VIF Global Bond Index Division
Invests in:	Vanguard VIF Global Bond Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

Vanguard VIF Mid-Cap Index Division
Invests in:	Vanguard VIF - Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

APPENDIX A – TARGET PREMIUM RATES
TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	18.60	22.32	24.18	26.04	27.90	27.90	30.69	30.69	33.48	33.48	36.27	36.27	39.06	39.06	39.06	39.06
21	19.21	23.05	24.97	26.89	28.82	28.82	31.70	31.70	34.58	34.58	37.46	37.46	40.34	40.34	40.34	40.34
22	19.85	23.82	25.81	27.79	29.78	29.78	32.75	32.75	35.73	35.73	38.71	38.71	41.69	41.69	41.69	41.69
23	20.51	24.61	26.66	28.71	30.77	30.77	33.84	33.84	36.92	36.92	39.99	39.99	43.07	43.07	43.07	43.07
24	21.19	25.43	27.55	29.67	31.79	31.79	34.96	34.96	38.14	38.14	41.32	41.32	44.50	44.50	44.50	44.50
25	21.89	26.27	28.46	30.65	32.84	32.84	36.12	36.12	39.40	39.40	42.69	42.69	45.97	45.97	45.97	45.97
26	22.61	27.13	29.39	31.65	33.92	33.92	37.31	37.31	40.70	40.70	44.09	44.09	47.48	47.48	47.48	47.48
27	23.37	28.04	30.38	32.72	35.06	35.06	38.56	38.56	42.07	42.07	45.57	45.57	49.08	49.08	49.08	49.08
28	24.16	28.99	31.41	33.82	36.24	36.24	39.86	39.86	43.49	43.49	47.11	47.11	50.74	50.74	50.74	50.74
29	24.99	29.99	32.49	34.99	37.49	37.49	41.23	41.23	44.98	44.98	48.73	48.73	52.48	52.48	52.48	52.48
30	25.86	31.03	33.62	36.20	38.79	38.79	42.67	42.67	46.55	46.55	50.43	50.43	54.31	54.31	54.31	54.31
31	26.76	32.11	34.79	37.46	40.14	40.14	44.15	44.15	48.17	48.17	52.18	52.18	56.20	56.20	56.20	56.20
32	27.69	33.23	36.00	38.77	41.54	41.54	45.69	45.69	49.84	49.84	54.00	54.00	58.15	58.15	58.15	58.15
33	28.66	34.39	37.26	40.12	42.99	42.99	47.29	47.29	51.59	51.59	55.89	55.89	60.19	60.19	60.19	60.19
34	29.65	35.58	38.55	41.51	44.48	44.48	48.92	48.92	53.37	53.37	57.82	57.82	62.27	62.27	62.27	62.27
35	30.68	36.82	39.88	42.95	46.02	46.02	50.62	50.62	55.22	55.22	59.83	59.83	64.43	64.43	64.43	64.43
36	31.74	38.09	41.26	44.44	47.61	47.61	52.37	52.37	57.13	57.13	61.89	61.89	66.65	66.65	66.65	66.65
37	32.82	39.38	42.67	45.95	49.23	49.23	54.15	54.15	59.08	59.08	64.00	64.00	68.92	68.92	68.92	68.92
38	33.94	40.73	44.12	47.52	50.91	50.91	56.00	56.00	61.09	61.09	66.18	66.18	71.27	71.27	71.27	71.27
39	35.08	42.10	45.60	49.11	52.62	52.62	57.88	57.88	63.14	63.14	68.41	68.41	73.67	73.67	73.67	73.67
40	36.25	43.50	47.13	50.75	54.38	54.38	59.81	59.81	65.25	65.25	70.69	70.69	76.13	76.13	76.13	76.13
41	37.45	44.94	48.69	52.43	56.18	56.18	61.79	61.79	67.41	67.41	73.03	73.03	78.65	78.65	78.65	78.65
42	38.68	46.42	50.28	54.15	58.02	58.02	63.82	63.82	69.62	69.62	75.43	75.43	81.23	81.23	81.23	81.23
43	39.95	47.94	51.94	55.93	59.93	59.93	65.92	65.92	71.91	71.91	77.90	77.90	83.90	83.90	83.90	83.90
44	41.26	49.51	53.64	57.76	61.89	61.89	68.08	68.08	74.27	74.27	80.46	80.46	86.65	86.65	86.65	86.65
45	42.61	51.13	55.39	59.65	63.92	63.92	70.31	70.31	76.70	76.70	83.09	83.09	89.48	89.48	89.48	89.48
46	44.02	52.82	57.23	61.63	66.03	66.03	72.63	72.63	79.24	79.24	85.84	85.84	92.44	92.44	92.44	92.44
47	45.48	54.58	59.12	63.67	68.22	68.22	75.04	75.04	81.86	81.86	88.69	88.69	95.51	95.51	95.51	95.51
48	47.00	56.40	61.10	65.80	70.50	70.50	77.55	77.55	84.60	84.60	91.65	91.65	98.70	98.70	98.70	98.70
49	48.59	58.31	63.17	68.03	72.89	72.89	80.17	80.17	87.46	87.46	94.75	94.75	102.04	102.04	102.04	102.04
50	50.23	60.28	65.30	70.32	75.35	75.35	82.88	82.88	90.41	90.41	97.95	97.95	105.48	105.48	105.48	105.48
51	51.94	62.33	67.52	72.72	77.91	77.91	85.70	85.70	93.49	93.49	101.28	101.28	109.07	109.07	109.07	109.07
52	53.71	64.45	69.82	75.19	80.57	80.57	88.62	88.62	96.68	96.68	104.73	104.73	112.79	112.79	112.79	112.79
53	55.55	66.66	72.22	77.77	83.33	83.33	91.66	91.66	99.99	99.99	108.32	108.32	116.66	116.66	116.66	116.66
54	57.44	68.93	74.67	80.42	86.16	86.16	94.78	94.78	103.39	103.39	112.01	112.01	120.62	120.62	120.62	120.62
55	59.41	71.29	77.23	83.17	89.12	89.12	98.03	98.03	106.94	106.94	115.85	115.85	124.76	124.76	124.76	124.76
56	61.44	73.73	79.87	86.02	92.16	92.16	101.38	101.38	110.59	110.59	119.81	119.81	129.02	129.02	129.02	129.02
57	63.53	76.24	82.59	88.94	95.30	95.30	104.82	104.82	114.35	114.35	123.88	123.88	133.41	133.41	133.41	133.41
58	65.70	78.84	85.41	91.98	98.55	98.55	108.41	108.41	118.26	118.26	128.12	128.12	137.97	137.97	137.97	137.97
59	67.94	81.53	88.32	95.12	101.91	101.91	112.10	112.10	122.29	122.29	132.48	132.48	142.67	142.67	142.67	142.67
60	70.25	84.30	91.33	98.35	105.38	105.38	115.91	115.91	126.45	126.45	136.99	136.99	147.53	147.53	147.53	147.53
61	72.63	87.16	94.42	101.68	108.95	108.95	119.84	119.84	130.73	130.73	141.63	141.63	152.52	152.52	152.52	152.52
62	75.08	90.10	97.60	105.11	112.62	112.62	123.88	123.88	135.14	135.14	146.41	146.41	157.67	157.67	157.67	157.67
63	77.60	93.12	100.88	108.64	116.40	116.40	128.04	128.04	139.68	139.68	151.32	151.32	162.96	162.96	162.96	162.96
64	80.18	96.22	104.23	112.25	120.27	120.27	132.30	132.30	144.32	144.32	156.35	156.35	168.38	168.38	168.38	168.38
65	82.83	99.40	107.68	115.96	124.25	124.25	136.67	136.67	149.09	149.09	161.52	161.52	173.94	173.94	173.94	173.94
66	85.55	102.66	111.22	119.77	128.33	128.33	141.16	141.16	153.99	153.99	166.82	166.82	179.66	179.66	179.66	179.66
67	88.36	106.03	114.87	123.70	132.54	132.54	145.79	145.79	159.05	159.05	172.30	172.30	185.56	185.56	185.56	185.56
68	91.28	109.54	118.66	127.79	136.92	136.92	150.61	150.61	164.30	164.30	178.00	178.00	191.69	191.69	191.69	191.69
69	94.32	113.18	122.62	132.05	141.48	141.48	155.63	155.63	169.78	169.78	183.92	183.92	198.07	198.07	198.07	198.07

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
70	97.51	117.01	126.76	136.51	146.27	146.27	160.89	160.89	175.52	175.52	190.14	190.14	204.77	204.77	204.77	204.77
71	100.85	121.02	131.11	141.19	151.28	151.28	166.40	166.40	181.53	181.53	196.66	196.66	211.79	211.79	211.79	211.79
72	104.33	125.20	135.63	146.06	156.50	156.50	172.14	172.14	187.79	187.79	203.44	203.44	219.09	219.09	219.09	219.09
73	107.96	129.55	140.35	151.14	161.94	161.94	178.13	178.13	194.33	194.33	210.52	210.52	226.72	226.72	226.72	226.72
74	111.72	134.06	145.24	156.41	167.58	167.58	184.34	184.34	201.10	201.10	217.85	217.85	234.61	234.61	234.61	234.61
75	115.63	138.76	150.32	161.88	173.45	173.45	190.79	190.79	208.13	208.13	225.48	225.48	242.82	242.82	242.82	242.82

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	15.80	18.96	20.54	22.12	23.70	23.70	26.07	26.07	28.44	28.44	30.81	30.81	33.18	33.18	33.18	33.18
21	16.38	19.66	21.29	22.93	24.57	24.57	27.03	27.03	29.48	29.48	31.94	31.94	34.40	34.40	34.40	34.40
22	16.99	20.39	22.09	23.79	25.49	25.49	28.03	28.03	30.58	30.58	33.13	33.13	35.68	35.68	35.68	35.68
23	17.62	21.14	22.91	24.67	26.43	26.43	29.07	29.07	31.72	31.72	34.36	34.36	37.00	37.00	37.00	37.00
24	18.28	21.94	23.76	25.59	27.42	27.42	30.16	30.16	32.90	32.90	35.65	35.65	38.39	38.39	38.39	38.39
25	18.95	22.74	24.64	26.53	28.43	28.43	31.27	31.27	34.11	34.11	36.95	36.95	39.80	39.80	39.80	39.80
26	19.65	23.58	25.55	27.51	29.48	29.48	32.42	32.42	35.37	35.37	38.32	38.32	41.27	41.27	41.27	41.27
27	20.38	24.46	26.49	28.53	30.57	30.57	33.63	33.63	36.68	36.68	39.74	39.74	42.80	42.80	42.80	42.80
28	21.14	25.37	27.48	29.60	31.71	31.71	34.88	34.88	38.05	38.05	41.22	41.22	44.39	44.39	44.39	44.39
29	21.93	26.32	28.51	30.70	32.90	32.90	36.18	36.18	39.47	39.47	42.76	42.76	46.05	46.05	46.05	46.05
30	22.75	27.30	29.58	31.85	34.13	34.13	37.54	37.54	40.95	40.95	44.36	44.36	47.78	47.78	47.78	47.78
31	23.59	28.31	30.67	33.03	35.39	35.39	38.92	38.92	42.46	42.46	46.00	46.00	49.54	49.54	49.54	49.54
32	24.47	29.36	31.81	34.26	36.71	36.71	40.38	40.38	44.05	44.05	47.72	47.72	51.39	51.39	51.39	51.39
33	25.38	30.46	32.99	35.53	38.07	38.07	41.88	41.88	45.68	45.68	49.49	49.49	53.30	53.30	53.30	53.30
34	26.32	31.58	34.22	36.85	39.48	39.48	43.43	43.43	47.38	47.38	51.32	51.32	55.27	55.27	55.27	55.27
35	27.29	32.75	35.48	38.21	40.94	40.94	45.03	45.03	49.12	49.12	53.22	53.22	57.31	57.31	57.31	57.31
36	28.29	33.95	36.78	39.61	42.44	42.44	46.68	46.68	50.92	50.92	55.17	55.17	59.41	59.41	59.41	59.41
37	29.32	35.18	38.12	41.05	43.98	43.98	48.38	48.38	52.78	52.78	57.17	57.17	61.57	61.57	61.57	61.57
38	30.37	36.44	39.48	42.52	45.56	45.56	50.11	50.11	54.67	54.67	59.22	59.22	63.78	63.78	63.78	63.78
39	31.46	37.75	40.90	44.04	47.19	47.19	51.91	51.91	56.63	56.63	61.35	61.35	66.07	66.07	66.07	66.07
40	32.58	39.10	42.35	45.61	48.87	48.87	53.76	53.76	58.64	58.64	63.53	63.53	68.42	68.42	68.42	68.42
41	33.74	40.49	43.86	47.24	50.61	50.61	55.67	55.67	60.73	60.73	65.79	65.79	70.85	70.85	70.85	70.85
42	34.94	41.93	45.42	48.92	52.41	52.41	57.65	57.65	62.89	62.89	68.13	68.13	73.37	73.37	73.37	73.37
43	36.19	43.43	47.05	50.67	54.29	54.29	59.71	59.71	65.14	65.14	70.57	70.57	76.00	76.00	76.00	76.00
44	37.48	44.98	48.72	52.47	56.22	56.22	61.84	61.84	67.46	67.46	73.09	73.09	78.71	78.71	78.71	78.71
45	38.83	46.60	50.48	54.36	58.25	58.25	64.07	64.07	69.89	69.89	75.72	75.72	81.54	81.54	81.54	81.54
46	40.22	48.26	52.29	56.31	60.33	60.33	66.36	66.36	72.40	72.40	78.43	78.43	84.46	84.46	84.46	84.46
47	41.66	49.99	54.16	58.32	62.49	62.49	68.74	68.74	74.99	74.99	81.24	81.24	87.49	87.49	87.49	87.49
48	43.15	51.78	56.10	60.41	64.73	64.73	71.20	71.20	77.67	77.67	84.14	84.14	90.62	90.62	90.62	90.62
49	44.69	53.63	58.10	62.57	67.04	67.04	73.74	73.74	80.44	80.44	87.15	87.15	93.85	93.85	93.85	93.85
50	46.29	55.55	60.18	64.81	69.44	69.44	76.38	76.38	83.32	83.32	90.27	90.27	97.21	97.21	97.21	97.21
51	47.93	57.52	62.31	67.10	71.90	71.90	79.08	79.08	86.27	86.27	93.46	93.46	100.65	100.65	100.65	100.65
52	49.63	59.56	64.52	69.48	74.45	74.45	81.89	81.89	89.33	89.33	96.78	96.78	104.22	104.22	104.22	104.22
53	51.38	61.66	66.79	71.93	77.07	77.07	84.78	84.78	92.48	92.48	100.19	100.19	107.90	107.90	107.90	107.90
54	53.19	63.83	69.15	74.47	79.79	79.79	87.76	87.76	95.74	95.74	103.72	103.72	111.70	111.70	111.70	111.70
55	55.06	66.07	71.58	77.08	82.59	82.59	90.85	90.85	99.11	99.11	107.37	107.37	115.63	115.63	115.63	115.63
56	56.98	68.38	74.07	79.77	85.47	85.47	94.02	94.02	102.56	102.56	111.11	111.11	119.66	119.66	119.66	119.66
57	58.97	70.76	76.66	82.56	88.46	88.46	97.30	97.30	106.15	106.15	114.99	114.99	123.84	123.84	123.84	123.84
58	61.02	73.22	79.33	85.43	91.53	91.53	100.68	100.68	109.84	109.84	118.99	118.99	128.14	128.14	128.14	128.14
59	63.13	75.76	82.07	88.38	94.70	94.70	104.16	104.16	113.63	113.63	123.10	123.10	132.57	132.57	132.57	132.57
60	65.32	78.38	84.92	91.45	97.98	97.98	107.78	107.78	117.58	117.58	127.37	127.37	137.17	137.17	137.17	137.17
61	67.57	81.08	87.84	94.60	101.36	101.36	111.49	111.49	121.63	121.63	131.76	131.76	141.90	141.90	141.90	141.90
62	69.88	83.86	90.84	97.83	104.82	104.82	115.30	115.30	125.78	125.78	136.27	136.27	146.75	146.75	146.75	146.75
63	72.27	86.72	93.95	101.18	108.41	108.41	119.25	119.25	130.09	130.09	140.93	140.93	151.77	151.77	151.77	151.77
64	74.73	89.68	97.15	104.62	112.10	112.10	123.30	123.30	134.51	134.51	145.72	145.72	156.93	156.93	156.93	156.93
65	77.26	92.71	100.44	108.16	115.89	115.89	127.48	127.48	139.07	139.07	150.66	150.66	162.25	162.25	162.25	162.25
66	79.87	95.84	103.83	111.82	119.81	119.81	131.79	131.79	143.77	143.77	155.75	155.75	167.73	167.73	167.73	167.73
67	82.55	99.06	107.32	115.57	123.83	123.83	136.21	136.21	148.59	148.59	160.97	160.97	173.36	173.36	173.36	173.36
68	85.30	102.36	110.89	119.42	127.95	127.95	140.75	140.75	153.54	153.54	166.34	166.34	179.13	179.13	179.13	179.13
69	88.14	105.77	114.58	123.40	132.21	132.21	145.43	145.43	158.65	158.65	171.87	171.87	185.09	185.09	185.09	185.09
70	91.07	109.28	118.39	127.50	136.61	136.61	150.27	150.27	163.93	163.93	177.59	177.59	191.25	191.25	191.25	191.25
71	94.09	112.91	122.32	131.73	141.14	141.14	155.25	155.25	169.36	169.36	183.48	183.48	197.59	197.59	197.59	197.59
72	97.21	116.65	126.37	136.09	145.82	145.82	160.40	160.40	174.98	174.98	189.56	189.56	204.14	204.14	204.14	204.14
73	100.47	120.56	130.61	140.66	150.71	150.71	165.78	165.78	180.85	180.85	195.92	195.92	210.99	210.99	210.99	210.99
74	103.86	124.63	135.02	145.40	155.79	155.79	171.37	171.37	186.95	186.95	202.53	202.53	218.11	218.11	218.11	218.11
75	107.41	128.89	139.63	150.37	161.12	161.12	177.23	177.23	193.34	193.34	209.45	209.45	225.56	225.56	225.56	225.56

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	18.06	21.67	23.48	25.28	27.09	27.09	29.80	29.80	32.51	32.51	35.22	35.22	37.93	37.93	37.93	37.93
21	18.67	22.40	24.27	26.14	28.01	28.01	30.81	30.81	33.61	33.61	36.41	36.41	39.21	39.21	39.21	39.21
22	19.30	23.16	25.09	27.02	28.95	28.95	31.85	31.85	34.74	34.74	37.64	37.64	40.53	40.53	40.53	40.53
23	19.95	23.94	25.94	27.93	29.93	29.93	32.92	32.92	35.91	35.91	38.90	38.90	41.90	41.90	41.90	41.90
24	20.63	24.76	26.82	28.88	30.95	30.95	34.04	34.04	37.13	37.13	40.23	40.23	43.32	43.32	43.32	43.32
25	21.32	25.58	27.72	29.85	31.98	31.98	35.18	35.18	38.38	38.38	41.57	41.57	44.77	44.77	44.77	44.77
26	22.05	26.46	28.67	30.87	33.08	33.08	36.38	36.38	39.69	39.69	43.00	43.00	46.31	46.31	46.31	46.31
27	22.80	27.36	29.64	31.92	34.20	34.20	37.62	37.62	41.04	41.04	44.46	44.46	47.88	47.88	47.88	47.88
28	23.58	28.30	30.65	33.01	35.37	35.37	38.91	38.91	42.44	42.44	45.98	45.98	49.52	49.52	49.52	49.52
29	24.40	29.28	31.72	34.16	36.60	36.60	40.26	40.26	43.92	43.92	47.58	47.58	51.24	51.24	51.24	51.24
30	25.26	30.31	32.84	35.36	37.89	37.89	41.68	41.68	45.47	45.47	49.26	49.26	53.05	53.05	53.05	53.05
31	26.15	31.38	34.00	36.61	39.23	39.23	43.15	43.15	47.07	47.07	50.99	50.99	54.92	54.92	54.92	54.92
32	27.08	32.50	35.20	37.91	40.62	40.62	44.68	44.68	48.74	48.74	52.81	52.81	56.87	56.87	56.87	56.87
33	28.03	33.64	36.44	39.24	42.05	42.05	46.25	46.25	50.45	50.45	54.66	54.66	58.86	58.86	58.86	58.86
34	29.02	34.82	37.73	40.63	43.53	43.53	47.88	47.88	52.24	52.24	56.59	56.59	60.94	60.94	60.94	60.94
35	30.03	36.04	39.04	42.04	45.05	45.05	49.55	49.55	54.05	54.05	58.56	58.56	63.06	63.06	63.06	63.06
36	31.08	37.30	40.40	43.51	46.62	46.62	51.28	51.28	55.94	55.94	60.61	60.61	65.27	65.27	65.27	65.27
37	32.15	38.58	41.80	45.01	48.23	48.23	53.05	53.05	57.87	57.87	62.69	62.69	67.52	67.52	67.52	67.52
38	33.26	39.91	43.24	46.56	49.89	49.89	54.88	54.88	59.87	59.87	64.86	64.86	69.85	69.85	69.85	69.85
39	34.39	41.27	44.71	48.15	51.59	51.59	56.74	56.74	61.90	61.90	67.06	67.06	72.22	72.22	72.22	72.22
40	35.55	42.66	46.22	49.77	53.33	53.33	58.66	58.66	63.99	63.99	69.32	69.32	74.66	74.66	74.66	74.66
41	36.75	44.10	47.78	51.45	55.13	55.13	60.64	60.64	66.15	66.15	71.66	71.66	77.18	77.18	77.18	77.18
42	37.97	45.56	49.36	53.16	56.96	56.96	62.65	62.65	68.35	68.35	74.04	74.04	79.74	79.74	79.74	79.74
43	39.23	47.08	51.00	54.92	58.85	58.85	64.73	64.73	70.61	70.61	76.50	76.50	82.38	82.38	82.38	82.38
44	40.54	48.65	52.70	56.76	60.81	60.81	66.89	66.89	72.97	72.97	79.05	79.05	85.13	85.13	85.13	85.13
45	41.90	50.28	54.47	58.66	62.85	62.85	69.14	69.14	75.42	75.42	81.71	81.71	87.99	87.99	87.99	87.99
46	43.30	51.96	56.29	60.62	64.95	64.95	71.45	71.45	77.94	77.94	84.44	84.44	90.93	90.93	90.93	90.93
47	44.76	53.71	58.19	62.66	67.14	67.14	73.85	73.85	80.57	80.57	87.28	87.28	94.00	94.00	94.00	94.00
48	46.28	55.54	60.16	64.79	69.42	69.42	76.36	76.36	83.30	83.30	90.25	90.25	97.19	97.19	97.19	97.19
49	47.85	57.42	62.21	66.99	71.78	71.78	78.95	78.95	86.13	86.13	93.31	93.31	100.49	100.49	100.49	100.49
50	49.49	59.39	64.34	69.29	74.24	74.24	81.66	81.66	89.08	89.08	96.51	96.51	103.93	103.93	103.93	103.93
51	51.18	61.42	66.53	71.65	76.77	76.77	84.45	84.45	92.12	92.12	99.80	99.80	107.48	107.48	107.48	107.48
52	52.94	63.53	68.82	74.12	79.41	79.41	87.35	87.35	95.29	95.29	103.23	103.23	111.17	111.17	111.17	111.17
53	54.76	65.71	71.19	76.66	82.14	82.14	90.35	90.35	98.57	98.57	106.78	106.78	115.00	115.00	115.00	115.00
54	56.64	67.97	73.63	79.30	84.96	84.96	93.46	93.46	101.95	101.95	110.45	110.45	118.94	118.94	118.94	118.94
55	58.59	70.31	76.17	82.03	87.89	87.89	96.67	96.67	105.46	105.46	114.25	114.25	123.04	123.04	123.04	123.04
56	60.60	72.72	78.78	84.84	90.90	90.90	99.99	99.99	109.08	109.08	118.17	118.17	127.26	127.26	127.26	127.26
57	62.67	75.20	81.47	87.74	94.01	94.01	103.41	103.41	112.81	112.81	122.21	122.21	131.61	131.61	131.61	131.61
58	64.82	77.78	84.27	90.75	97.23	97.23	106.95	106.95	116.68	116.68	126.40	126.40	136.12	136.12	136.12	136.12
59	67.04	80.45	87.15	93.86	100.56	100.56	110.62	110.62	120.67	120.67	130.73	130.73	140.78	140.78	140.78	140.78
60	69.32	83.18	90.12	97.05	103.98	103.98	114.38	114.38	124.78	124.78	135.17	135.17	145.57	145.57	145.57	145.57
61	71.68	86.02	93.18	100.35	107.52	107.52	118.27	118.27	129.02	129.02	139.78	139.78	150.53	150.53	150.53	150.53
62	74.10	88.92	96.33	103.74	111.15	111.15	122.27	122.27	133.38	133.38	144.50	144.50	155.61	155.61	155.61	155.61
63	76.60	91.92	99.58	107.24	114.90	114.90	126.39	126.39	137.88	137.88	149.37	149.37	160.86	160.86	160.86	160.86
64	79.15	94.98	102.90	110.81	118.73	118.73	130.60	130.60	142.47	142.47	154.34	154.34	166.22	166.22	166.22	166.22
65	81.78	98.14	106.31	114.49	122.67	122.67	134.94	134.94	147.20	147.20	159.47	159.47	171.74	171.74	171.74	171.74
66	84.48	101.38	109.82	118.27	126.72	126.72	139.39	139.39	152.06	152.06	164.74	164.74	177.41	177.41	177.41	177.41
67	87.27	104.72	113.45	122.18	130.91	130.91	144.00	144.00	157.09	157.09	170.18	170.18	183.27	183.27	183.27	183.27
68	90.15	108.18	117.20	126.21	135.23	135.23	148.75	148.75	162.27	162.27	175.79	175.79	189.32	189.32	189.32	189.32
69	93.16	111.79	121.11	130.42	139.74	139.74	153.71	153.71	167.69	167.69	181.66	181.66	195.64	195.64	195.64	195.64
70	96.29	115.55	125.18	134.81	144.44	144.44	158.88	158.88	173.32	173.32	187.77	187.77	202.21	202.21	202.21	202.21
71	99.56	119.47	129.43	139.38	149.34	149.34	164.27	164.27	179.21	179.21	194.14	194.14	209.08	209.08	209.08	209.08
72	102.98	123.58	133.87	144.17	154.47	154.47	169.92	169.92	185.36	185.36	200.81	200.81	216.26	216.26	216.26	216.26
73	106.53	127.84	138.49	149.14	159.80	159.80	175.77	175.77	191.75	191.75	207.73	207.73	223.71	223.71	223.71	223.71
74	110.21	132.25	143.27	154.29	165.32	165.32	181.85	181.85	198.38	198.38	214.91	214.91	231.44	231.44	231.44	231.44
75	114.05	136.86	148.27	159.67	171.08	171.08	188.18	188.18	205.29	205.29	222.40	222.40	239.51	239.51	239.51	239.51

APPENDIX B – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)
Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1796.21%	1489.76%	1385.21%	1299.68%	1228.00%	1166.78%	1113.70%	1067.10%	1025.77%	988.79%	955.46%	925.22%	897.61%	872.30%	848.97%	827.40%
1	1735.20%	1440.70%	1340.20%	1257.97%	1189.05%	1130.17%	1079.11%	1034.29%	994.52%	958.94%	926.87%	897.76%	871.19%	846.82%	824.36%	803.59%
2	1672.75%	1389.67%	1293.05%	1213.99%	1147.72%	1091.10%	1042.00%	998.89%	960.65%	926.42%	895.57%	867.56%	842.00%	818.56%	796.95%	776.96%
3	1611.89%	1339.77%	1246.88%	1170.88%	1107.15%	1052.71%	1005.50%	964.04%	927.25%	894.34%	864.66%	837.72%	813.13%	790.58%	769.79%	750.56%
4	1552.65%	1291.07%	1201.76%	1128.68%	1067.41%	1015.06%	969.66%	929.79%	894.41%	862.76%	834.21%	808.30%	784.65%	762.95%	742.96%	724.46%
5	1495.27%	1243.80%	1157.94%	1087.68%	1028.77%	978.43%	934.77%	896.43%	862.41%	831.96%	804.51%	779.59%	756.84%	735.97%	716.74%	698.94%
6	1439.73%	1197.98%	1115.43%	1047.87%	991.23%	942.83%	900.84%	863.97%	831.26%	801.98%	775.57%	751.60%	729.72%	709.65%	691.15%	674.03%
7	1386.17%	1153.76%	1074.40%	1009.45%	954.98%	908.44%	868.07%	832.61%	801.15%	772.99%	747.59%	724.54%	703.50%	684.19%	666.40%	649.93%
8	1334.54%	1111.11%	1034.80%	972.35%	919.98%	875.23%	836.41%	802.31%	772.06%	744.97%	720.55%	698.38%	678.14%	659.57%	642.46%	626.62%
9	1284.61%	1069.80%	996.44%	936.39%	886.04%	843.01%	805.67%	772.89%	743.79%	717.75%	694.26%	672.94%	653.47%	635.61%	619.15%	603.92%
10	1236.49%	1029.97%	959.44%	901.71%	853.29%	811.91%	776.01%	744.48%	716.50%	691.46%	668.87%	648.36%	629.64%	612.46%	596.63%	581.98%
11	1190.13%	991.58%	923.76%	868.25%	821.69%	781.91%	747.39%	717.07%	690.16%	666.08%	644.35%	624.63%	606.63%	590.11%	574.88%	560.78%
12	1145.58%	954.69%	889.49%	836.11%	791.35%	753.09%	719.90%	690.74%	664.86%	641.70%	620.81%	601.84%	584.52%	568.63%	553.99%	540.43%
13	1102.87%	919.35%	856.67%	805.35%	762.30%	725.52%	693.60%	665.56%	640.67%	618.40%	598.30%	580.06%	563.40%	548.12%	534.03%	520.99%
14	1062.12%	885.70%	825.43%	776.09%	734.70%	699.32%	668.63%	641.66%	617.73%	596.30%	576.98%	559.43%	543.41%	528.70%	515.15%	502.61%
15	1023.49%	853.90%	795.95%	748.51%	708.72%	674.70%	645.18%	619.24%	596.23%	575.62%	557.02%	540.14%	524.73%	510.58%	497.54%	485.47%
16	987.24%	824.25%	768.55%	722.93%	684.67%	651.96%	623.56%	598.62%	576.48%	556.65%	538.76%	522.52%	507.68%	494.07%	481.52%	469.90%
17	953.41%	796.78%	743.24%	699.39%	662.60%	631.14%	603.83%	579.84%	558.53%	539.46%	522.24%	506.61%	492.33%	479.22%	467.14%	455.95%
18	922.06%	771.58%	720.13%	677.98%	642.61%	612.36%	586.09%	563.01%	542.51%	524.15%	507.58%	492.53%	478.78%	466.16%	454.52%	443.74%
19	892.56%	748.03%	698.59%	658.09%	624.08%	595.00%	569.74%	547.53%	527.81%	510.14%	494.20%	479.71%	466.47%	454.31%	443.10%	432.72%
20	864.00%	725.20%	677.70%	638.78%	606.10%	578.14%	553.85%	532.49%	513.52%	496.52%	481.18%	467.23%	454.49%	442.78%	431.99%	421.99%
21	836.40%	703.11%	657.49%	620.10%	588.69%	561.81%	538.47%	517.93%	499.69%	483.34%	468.57%	455.15%	442.89%	431.62%	421.23%	411.60%
22	809.65%	681.68%	637.87%	601.95%	571.77%	545.94%	523.50%	503.76%	486.22%	470.49%	456.29%	443.38%	431.58%	420.74%	410.73%	401.46%
23	783.74%	660.88%	618.81%	584.30%	555.32%	530.50%	508.94%	489.96%	473.10%	457.98%	444.32%	431.90%	420.55%	410.12%	400.49%	391.56%
24	758.62%	640.69%	600.29%	567.15%	539.31%	515.47%	494.75%	476.52%	460.31%	445.77%	432.64%	420.70%	409.78%	399.75%	390.48%	381.90%
25	734.27%	621.07%	582.29%	550.47%	523.74%	500.84%	480.93%	463.42%	447.84%	433.87%	421.25%	409.77%	399.27%	389.62%	380.71%	372.45%
26	710.66%	602.02%	564.79%	534.25%	508.57%	486.59%	467.47%	450.64%	435.67%	422.25%	410.12%	399.09%	389.00%	379.72%	371.15%	363.21%
27	687.64%	583.38%	547.64%	518.32%	493.67%	472.56%	454.20%	438.04%	423.66%	410.77%	399.11%	388.51%	378.81%	369.90%	361.66%	354.03%
28	665.14%	565.07%	530.77%	502.62%	478.96%	458.69%	441.06%	425.54%	411.73%	399.35%	388.15%	377.96%	368.64%	360.08%	352.16%	344.82%
29	643.14%	547.10%	514.18%	487.16%	464.45%	444.99%	428.06%	413.16%	399.90%	388.00%	377.24%	367.46%	358.51%	350.27%	342.67%	335.62%
30	621.71%	529.53%	497.93%	472.00%	450.20%	431.51%	415.26%	400.95%	388.21%	376.79%	366.46%	357.06%	348.46%	340.55%	333.24%	326.47%
31	600.86%	512.39%	482.06%	457.17%	436.24%	418.30%	402.70%	388.96%	376.73%	365.76%	355.84%	346.81%	338.55%	330.95%	323.93%	317.42%
32	580.71%	495.81%	466.69%	442.80%	422.71%	405.49%	390.51%	377.32%	365.58%	355.05%	345.52%	336.85%	328.92%	321.62%	314.88%	308.62%
33	561.30%	479.83%	451.89%	428.96%	409.68%	393.15%	378.78%	366.11%	354.84%	344.73%	335.58%	327.26%	319.64%	312.63%	306.15%	300.15%
34	542.63%	464.45%	437.64%	415.64%	397.14%	381.28%	367.48%	355.33%	344.51%	334.80%	326.02%	318.03%	310.72%	303.99%	297.77%	292.00%
35	524.66%	449.66%	423.94%	402.84%	385.08%	369.87%	356.63%	344.97%	334.59%	325.27%	316.84%	309.17%	302.15%	295.69%	289.72%	284.18%
36	507.37%	435.42%	410.76%	390.51%	373.48%	358.88%	346.18%	334.99%	325.03%	316.09%	308.01%	300.64%	293.91%	287.71%	281.98%	276.66%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
37	490.79%	421.79%	398.13%	378.71%	362.38%	348.38%	336.20%	325.47%	315.92%	307.34%	299.58%	292.52%	286.06%	280.11%	274.61%	269.51%
38	474.85%	408.69%	386.00%	367.39%	351.73%	338.31%	326.63%	316.34%	307.18%	298.95%	291.51%	284.74%	278.54%	272.83%	267.56%	262.67%
39	459.55%	396.12%	374.38%	356.54%	341.53%	328.66%	317.47%	307.60%	298.82%	290.94%	283.81%	277.31%	271.37%	265.90%	260.84%	256.15%
40	444.84%	384.05%	363.22%	346.12%	331.74%	319.41%	308.68%	299.23%	290.82%	283.26%	276.43%	270.20%	264.51%	259.26%	254.42%	249.92%
41	430.72%	372.47%	352.51%	336.14%	322.36%	310.55%	300.28%	291.22%	283.17%	275.93%	269.38%	263.42%	257.97%	252.94%	248.30%	243.99%
42	417.13%	361.34%	342.22%	326.54%	313.35%	302.04%	292.20%	283.54%	275.82%	268.89%	262.63%	256.92%	251.69%	246.89%	242.44%	238.32%
43	404.02%	350.58%	332.28%	317.26%	304.64%	293.82%	284.40%	276.11%	268.72%	262.09%	256.10%	250.64%	245.64%	241.04%	236.78%	232.84%
44	391.27%	340.09%	322.57%	308.20%	296.12%	285.76%	276.75%	268.82%	261.75%	255.41%	249.67%	244.45%	239.67%	235.27%	231.20%	227.43%
45	378.88%	329.88%	313.10%	299.35%	287.79%	277.88%	269.26%	261.67%	254.92%	248.85%	243.37%	238.37%	233.80%	229.59%	225.70%	222.09%
46	366.85%	319.92%	303.87%	290.71%	279.65%	270.17%	261.93%	254.67%	248.21%	242.41%	237.17%	232.39%	228.02%	224.00%	220.29%	216.84%
47	355.15%	310.22%	294.86%	282.27%	271.69%	262.63%	254.74%	247.80%	241.63%	236.09%	231.07%	226.51%	222.34%	218.50%	214.94%	211.65%
48	343.78%	300.76%	286.06%	274.01%	263.89%	255.23%	247.69%	241.06%	235.15%	229.86%	225.07%	220.71%	216.72%	213.05%	209.66%	206.52%
49	332.72%	291.54%	277.47%	265.95%	256.27%	247.98%	240.78%	234.44%	228.80%	223.73%	219.16%	215.00%	211.19%	207.68%	204.44%	201.44%
50	321.98%	282.55%	269.09%	258.06%	248.81%	240.88%	234.00%	227.94%	222.55%	217.71%	213.34%	209.36%	205.73%	202.38%	199.29%	196.42%
51	311.57%	273.82%	260.94%	250.40%	241.55%	233.97%	227.39%	221.60%	216.45%	211.83%	207.65%	203.86%	200.38%	197.19%	194.24%	191.51%
52	301.51%	265.37%	253.05%	242.97%	234.50%	227.26%	220.97%	215.44%	210.52%	206.11%	202.12%	198.50%	195.18%	192.14%	189.32%	186.71%
53	291.79%	257.20%	245.42%	235.77%	227.68%	220.76%	214.75%	209.47%	204.77%	200.56%	196.76%	193.30%	190.13%	187.23%	184.54%	182.05%
54	282.41%	249.32%	238.04%	228.82%	221.09%	214.48%	208.74%	203.69%	199.21%	195.19%	191.56%	188.26%	185.24%	182.47%	179.91%	177.54%
55	273.37%	241.70%	230.92%	222.11%	214.72%	208.41%	202.92%	198.10%	193.82%	189.99%	186.53%	183.38%	180.50%	177.86%	175.42%	173.16%
56	264.67%	234.37%	224.06%	215.64%	208.58%	202.55%	197.32%	192.72%	188.64%	184.98%	181.68%	178.67%	175.93%	173.41%	171.09%	168.94%
57	256.29%	227.31%	217.46%	209.42%	202.67%	196.92%	191.92%	187.53%	183.64%	180.15%	177.00%	174.14%	171.53%	169.13%	166.92%	164.87%
58	248.24%	220.53%	211.11%	203.43%	196.99%	191.50%	186.73%	182.55%	178.84%	175.51%	172.51%	169.79%	167.30%	165.02%	162.91%	160.96%
59	240.50%	214.01%	205.02%	197.68%	191.54%	186.30%	181.75%	177.76%	174.22%	171.06%	168.20%	165.61%	163.24%	161.06%	159.06%	157.20%
60	233.08%	207.76%	199.17%	192.17%	186.31%	181.31%	176.98%	173.18%	169.81%	166.79%	164.07%	161.61%	159.35%	157.29%	155.38%	153.62%
61	225.96%	201.77%	193.58%	186.90%	181.31%	176.55%	172.42%	168.80%	165.59%	162.72%	160.14%	157.79%	155.65%	153.68%	151.87%	150.19%
62	219.16%	196.06%	188.24%	181.87%	176.54%	172.01%	168.08%	164.63%	161.58%	158.85%	156.39%	154.16%	152.12%	150.26%	148.54%	146.95%
63	212.65%	190.59%	183.14%	177.07%	172.00%	167.68%	163.94%	160.66%	157.76%	155.16%	152.83%	150.71%	148.78%	147.00%	145.37%	143.87%
64	206.42%	185.38%	178.28%	172.50%	167.67%	163.56%	160.01%	156.89%	154.13%	151.67%	149.45%	147.44%	145.61%	143.93%	142.38%	140.95%
65	200.48%	180.41%	173.65%	168.14%	163.55%	159.65%	156.27%	153.31%	150.69%	148.35%	146.25%	144.34%	142.61%	141.02%	139.55%	138.20%
66	194.79%	175.67%	169.23%	163.99%	159.63%	155.92%	152.71%	149.90%	147.42%	145.20%	143.21%	141.40%	139.76%	138.26%	136.87%	135.59%
67	189.35%	171.13%	165.00%	160.02%	155.88%	152.35%	149.31%	146.65%	144.30%	142.20%	140.31%	138.60%	137.05%	135.63%	134.32%	133.11%
68	184.12%	166.77%	160.95%	156.22%	152.28%	148.94%	146.06%	143.54%	141.31%	139.32%	137.54%	135.93%	134.46%	133.11%	131.88%	130.74%
69	179.11%	162.59%	157.06%	152.57%	148.84%	145.67%	142.94%	140.55%	138.45%	136.57%	134.88%	133.36%	131.97%	130.70%	129.54%	128.47%
70	174.30%	158.59%	153.33%	149.07%	145.54%	142.53%	139.95%	137.69%	135.70%	133.93%	132.34%	130.90%	129.59%	128.39%	127.30%	126.29%
71	169.70%	154.76%	149.77%	145.73%	142.38%	139.54%	137.10%	134.96%	133.08%	131.41%	129.91%	128.55%	127.32%	126.19%	125.16%	124.21%
72	165.31%	151.11%	146.38%	142.56%	139.38%	136.70%	134.39%	132.37%	130.60%	129.02%	127.60%	126.33%	125.17%	124.11%	123.14%	122.24%
73	161.13%	147.65%	143.17%	139.55%	136.55%	134.01%	131.83%	129.93%	128.26%	126.77%	125.44%	124.24%	123.15%	122.15%	121.24%	120.40%
74	157.17%	144.38%	140.14%	136.71%	133.88%	131.49%	129.43%	127.64%	126.07%	124.67%	123.42%	122.29%	121.26%	120.33%	119.47%	118.69%
75	153.42%	141.30%	137.28%	134.05%	131.38%	129.12%	127.18%	125.50%	124.02%	122.71%	121.53%	120.47%	119.51%	118.64%	117.83%	117.10%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
76	149.86%	138.38%	134.59%	131.54%	129.02%	126.90%	125.08%	123.50%	122.11%	120.88%	119.77%	118.78%	117.88%	117.07%	116.32%	115.63%
77	146.48%	135.62%	132.04%	129.17%	126.80%	124.81%	123.10%	121.62%	120.32%	119.16%	118.13%	117.20%	116.37%	115.60%	114.90%	114.26%
78	143.26%	133.00%	129.63%	126.92%	124.70%	122.83%	121.23%	119.84%	118.62%	117.55%	116.58%	115.72%	114.94%	114.23%	113.57%	112.98%
79	140.19%	130.51%	127.33%	124.79%	122.70%	120.95%	119.45%	118.15%	117.02%	116.02%	115.12%	114.31%	113.59%	112.92%	112.32%	111.77%
80	137.27%	128.13%	125.14%	122.76%	120.80%	119.16%	117.76%	116.55%	115.50%	114.56%	113.73%	112.98%	112.31%	111.69%	111.13%	110.62%
81	134.49%	125.87%	123.06%	120.83%	119.00%	117.46%	116.16%	115.04%	114.05%	113.18%	112.41%	111.72%	111.09%	110.53%	110.01%	109.53%
82	131.85%	123.73%	121.10%	119.00%	117.29%	115.86%	114.65%	113.60%	112.69%	111.89%	111.17%	110.53%	109.95%	109.43%	108.95%	108.51%
83	129.34%	121.70%	119.22%	117.26%	115.67%	114.33%	113.21%	112.23%	111.39%	110.64%	109.98%	109.39%	108.86%	108.38%	107.94%	107.54%
84	126.98%	119.80%	117.48%	115.64%	114.15%	112.91%	111.86%	110.96%	110.18%	109.49%	108.88%	108.34%	107.85%	107.40%	107.00%	106.63%
85	124.78%	118.03%	115.85%	114.13%	112.74%	111.59%	110.61%	109.78%	109.06%	108.42%	107.86%	107.36%	106.91%	106.50%	106.13%	105.79%
86	122.74%	116.39%	114.35%	112.75%	111.45%	110.37%	109.47%	108.70%	108.03%	107.44%	106.92%	106.46%	106.05%	105.67%	105.33%	105.02%
87	120.86%	114.90%	112.99%	111.48%	110.27%	109.27%	108.43%	107.71%	107.09%	106.55%	106.07%	105.65%	105.26%	104.92%	104.61%	104.33%
88	119.15%	113.55%	111.76%	110.35%	109.21%	108.28%	107.49%	106.83%	106.25%	105.75%	105.31%	104.92%	104.57%	104.25%	103.97%	103.71%
89	117.59%	112.35%	110.66%	109.34%	108.28%	107.40%	106.67%	106.05%	105.52%	105.05%	104.64%	104.28%	103.96%	103.67%	103.40%	103.17%
90	116.18%	111.29%	109.70%	108.46%	107.46%	106.64%	105.96%	105.38%	104.88%	104.44%	104.06%	103.73%	103.43%	103.16%	102.92%	102.70%
91	114.90%	110.36%	108.87%	107.70%	106.75%	105.98%	105.34%	104.80%	104.33%	103.92%	103.57%	103.26%	102.98%	102.73%	102.50%	102.30%
92	113.72%	109.54%	108.14%	107.04%	106.15%	105.42%	104.82%	104.30%	103.86%	103.48%	103.15%	102.86%	102.60%	102.36%	102.16%	101.97%
93	112.61%	108.80%	107.50%	106.47%	105.63%	104.94%	104.37%	103.88%	103.47%	103.11%	102.80%	102.52%	102.27%	102.06%	101.97%	101.00%
94	111.51%	108.12%	106.93%	105.97%	105.18%	104.53%	103.99%	103.53%	103.14%	102.80%	102.50%	102.24%	102.01%	101.97%	101.00%	101.00%
95	110.36%	107.45%	106.38%	105.51%	104.78%	104.17%	103.67%	103.23%	102.86%	102.54%	102.26%	102.02%	101.97%	101.00%	101.00%	101.00%
96	109.06%	106.69%	105.78%	105.00%	104.34%	103.79%	103.31%	102.91%	102.56%	102.26%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.56%	105.82%	105.10%	104.46%	103.90%	103.41%	102.98%	102.60%	102.27%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.72%	104.69%	104.23%	103.79%	103.37%	102.99%	102.63%	102.30%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.33%	102.99%	102.83%	102.66%	102.50%	102.33%	102.17%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	2136.04%	1805.42%	1691.14%	1597.05%	1517.72%	1449.57%	1390.16%	1337.72%	1290.97%	1248.93%	1210.85%	1176.14%	1144.31%	1114.99%	1087.86%	1062.66%
1	2066.25%	1749.14%	1639.52%	1549.26%	1473.16%	1407.78%	1350.78%	1300.47%	1255.61%	1215.26%	1178.72%	1145.39%	1114.85%	1086.70%	1060.66%	1036.46%
2	1993.31%	1688.82%	1583.56%	1496.90%	1423.83%	1361.05%	1306.31%	1257.99%	1214.91%	1176.17%	1141.07%	1109.06%	1079.72%	1052.69%	1027.67%	1004.43%
3	1920.56%	1628.05%	1526.93%	1443.67%	1373.47%	1313.16%	1260.57%	1214.15%	1172.76%	1135.54%	1101.81%	1071.06%	1042.87%	1016.89%	992.86%	970.52%
4	1849.34%	1568.25%	1471.08%	1391.08%	1323.62%	1265.66%	1215.13%	1170.52%	1130.74%	1094.97%	1062.56%	1033.01%	1005.92%	980.95%	957.85%	936.38%
5	1780.65%	1510.54%	1417.16%	1340.29%	1275.46%	1219.77%	1171.20%	1128.34%	1090.11%	1055.74%	1024.59%	996.19%	970.15%	946.16%	923.96%	903.33%
6	1714.42%	1454.85%	1365.12%	1291.25%	1228.95%	1175.43%	1128.76%	1087.57%	1050.83%	1017.80%	987.86%	960.57%	935.55%	912.49%	891.15%	871.32%
7	1650.83%	1401.41%	1315.18%	1244.19%	1184.33%	1132.91%	1088.06%	1048.47%	1013.18%	981.43%	952.66%	926.44%	902.39%	880.23%	859.72%	840.67%
8	1589.51%	1349.83%	1266.97%	1198.76%	1141.24%	1091.82%	1048.72%	1010.68%	976.76%	946.25%	918.61%	893.41%	870.30%	849.00%	829.29%	810.98%
9	1530.16%	1299.82%	1220.20%	1154.64%	1099.36%	1051.87%	1010.45%	973.89%	941.29%	911.97%	885.41%	861.18%	838.97%	818.51%	799.56%	781.96%
10	1472.96%	1251.59%	1175.07%	1112.07%	1058.94%	1013.30%	973.50%	938.36%	907.03%	878.85%	853.32%	830.04%	808.69%	789.02%	770.82%	753.90%
11	1418.02%	1205.29%	1131.75%	1071.21%	1020.15%	976.29%	938.04%	904.27%	874.16%	847.08%	822.55%	800.17%	779.66%	760.75%	743.25%	727.00%
12	1365.07%	1160.63%	1089.96%	1031.77%	982.71%	940.55%	903.79%	871.35%	842.41%	816.38%	792.80%	771.30%	751.58%	733.41%	716.59%	700.97%
13	1314.03%	1117.55%	1049.64%	993.72%	946.57%	906.06%	870.73%	839.54%	811.73%	786.72%	764.06%	743.39%	724.44%	706.98%	690.81%	675.80%
14	1264.69%	1075.86%	1010.58%	956.84%	911.52%	872.58%	838.63%	808.66%	781.93%	757.89%	736.10%	716.24%	698.03%	681.24%	665.71%	651.27%
15	1217.58%	1036.11%	973.38%	921.74%	878.19%	840.77%	808.14%	779.34%	753.65%	730.55%	709.61%	690.52%	673.02%	656.89%	641.96%	628.08%
16	1173.19%	998.87%	938.61%	889.00%	847.17%	811.23%	779.88%	752.21%	727.54%	705.34%	685.23%	666.89%	650.08%	634.58%	620.23%	606.90%
17	1131.28%	963.89%	906.03%	858.39%	818.22%	783.71%	753.61%	727.04%	703.34%	682.03%	662.72%	645.11%	628.96%	614.07%	600.30%	587.49%
18	1091.29%	930.59%	875.05%	829.31%	790.75%	757.62%	728.73%	703.22%	680.47%	660.01%	641.47%	624.56%	609.05%	594.76%	581.53%	569.24%
19	1052.69%	898.41%	845.09%	801.19%	764.17%	732.37%	704.63%	680.15%	658.31%	638.67%	620.87%	604.63%	589.75%	576.03%	563.33%	551.52%
20	1015.33%	867.21%	816.02%	773.88%	738.34%	707.81%	681.19%	657.68%	636.72%	617.86%	600.77%	585.19%	570.90%	557.73%	545.53%	534.20%
21	979.17%	836.97%	787.83%	747.37%	713.25%	683.94%	658.38%	635.82%	615.70%	597.59%	581.19%	566.23%	552.51%	539.86%	528.16%	517.28%
22	944.19%	807.66%	760.48%	721.64%	688.89%	660.75%	636.22%	614.55%	595.23%	577.86%	562.11%	547.75%	534.58%	522.44%	511.20%	500.76%
23	910.36%	779.27%	733.97%	696.68%	665.24%	638.23%	614.67%	593.88%	575.33%	558.65%	543.53%	529.74%	517.10%	505.44%	494.65%	484.63%
24	877.78%	751.92%	708.43%	672.63%	642.45%	616.52%	593.91%	573.94%	556.14%	540.13%	525.61%	512.38%	500.24%	489.05%	478.70%	469.07%
25	846.53%	725.71%	683.96%	649.60%	620.63%	595.74%	574.04%	554.88%	537.79%	522.42%	508.49%	495.79%	484.14%	473.40%	463.46%	454.23%
26	816.42%	700.43%	660.36%	627.38%	599.57%	575.69%	554.86%	536.47%	520.07%	505.32%	491.95%	479.76%	468.59%	458.28%	448.74%	439.88%
27	787.28%	675.93%	637.47%	605.81%	579.12%	556.20%	536.21%	518.56%	502.82%	488.66%	475.84%	464.14%	453.41%	443.52%	434.37%	425.86%
28	759.09%	652.20%	615.27%	584.88%	559.27%	537.26%	518.07%	501.13%	486.03%	472.44%	460.13%	448.90%	438.61%	429.12%	420.33%	412.17%
29	731.88%	629.25%	593.81%	564.64%	540.05%	518.92%	500.51%	484.25%	469.75%	456.72%	444.90%	434.12%	424.24%	415.14%	406.70%	398.87%
30	705.65%	607.12%	573.10%	545.10%	521.50%	501.22%	483.55%	467.95%	454.03%	441.52%	430.18%	419.84%	410.36%	401.62%	393.53%	386.01%
31	680.44%	585.86%	553.20%	526.33%	503.68%	484.22%	467.26%	452.29%	438.94%	426.93%	416.05%	406.13%	397.03%	388.64%	380.88%	373.66%
32	656.17%	565.38%	534.04%	508.25%	486.51%	467.84%	451.56%	437.19%	424.38%	412.86%	402.42%	392.90%	384.17%	376.13%	368.68%	361.76%
33	632.79%	545.65%	515.56%	490.81%	469.95%	452.04%	436.42%	422.63%	410.34%	399.29%	389.27%	380.14%	371.76%	364.04%	356.90%	350.26%
34	610.33%	526.69%	497.82%	474.07%	454.05%	436.87%	421.88%	408.66%	396.87%	386.26%	376.65%	367.89%	359.86%	352.45%	345.60%	339.23%
35	588.76%	508.50%	480.80%	458.01%	438.81%	422.32%	407.95%	395.26%	383.95%	373.78%	364.57%	356.16%	348.46%	341.36%	334.78%	328.68%
36	568.07%	491.06%	464.48%	442.63%	424.21%	408.39%	394.61%	382.44%	371.59%	361.84%	353.00%	344.95%	337.56%	330.75%	324.45%	318.59%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
37	548.26%	474.38%	448.89%	427.92%	410.26%	395.09%	381.87%	370.21%	359.81%	350.46%	341.99%	334.27%	327.19%	320.66%	314.62%	309.01%
38	529.28%	458.42%	433.98%	413.87%	396.94%	382.40%	369.73%	358.55%	348.59%	339.63%	331.51%	324.11%	317.32%	311.07%	305.29%	299.91%
39	511.07%	443.11%	419.68%	400.41%	384.18%	370.25%	358.11%	347.39%	337.85%	329.26%	321.48%	314.39%	307.89%	301.91%	296.36%	291.21%
40	493.55%	428.40%	405.93%	387.46%	371.91%	358.56%	346.93%	336.67%	327.52%	319.30%	311.85%	305.06%	298.84%	293.10%	287.79%	282.86%
41	476.66%	414.19%	392.66%	374.96%	360.06%	347.27%	336.12%	326.29%	317.53%	309.66%	302.53%	296.03%	290.07%	284.58%	279.50%	274.78%
42	460.36%	400.47%	379.84%	362.88%	348.60%	336.35%	325.67%	316.26%	307.87%	300.33%	293.50%	287.28%	281.57%	276.32%	271.46%	266.94%
43	444.59%	387.18%	367.40%	351.15%	337.47%	325.74%	315.51%	306.50%	298.47%	291.25%	284.71%	278.75%	273.29%	268.27%	263.61%	259.29%
44	429.34%	374.30%	355.35%	339.78%	326.67%	315.43%	305.64%	297.01%	289.32%	282.41%	276.15%	270.45%	265.22%	260.41%	255.96%	251.82%
45	414.60%	361.84%	343.67%	328.75%	316.20%	305.43%	296.06%	287.79%	280.43%	273.81%	267.82%	262.36%	257.36%	252.76%	248.50%	244.54%
46	400.35%	349.77%	332.36%	318.07%	306.04%	295.73%	286.75%	278.83%	271.78%	265.45%	259.72%	254.49%	249.71%	245.30%	241.23%	237.44%
47	386.64%	338.16%	321.48%	307.78%	296.26%	286.39%	277.79%	270.21%	263.46%	257.40%	251.92%	246.92%	242.34%	238.13%	234.23%	230.61%
48	373.44%	326.97%	310.99%	297.88%	286.84%	277.39%	269.16%	261.90%	255.45%	249.65%	244.40%	239.62%	235.24%	231.21%	227.48%	224.02%
49	360.74%	316.21%	300.91%	288.34%	277.78%	268.73%	260.85%	253.91%	247.73%	242.18%	237.16%	232.59%	228.40%	224.55%	220.98%	217.68%
50	348.52%	305.86%	291.20%	279.17%	269.06%	260.39%	252.85%	246.21%	240.30%	234.99%	230.19%	225.82%	221.82%	218.13%	214.73%	211.57%
51	336.77%	295.89%	281.85%	270.34%	260.66%	252.37%	245.15%	238.80%	233.15%	228.07%	223.48%	219.31%	215.48%	211.96%	208.71%	205.69%
52	325.46%	286.31%	272.86%	261.84%	252.58%	244.65%	237.75%	231.67%	226.27%	221.42%	217.03%	213.04%	209.38%	206.02%	202.91%	200.03%
53	314.58%	277.09%	264.22%	253.67%	244.81%	237.22%	230.63%	224.82%	219.65%	215.02%	210.83%	207.01%	203.52%	200.31%	197.34%	194.59%
54	304.13%	268.23%	255.91%	245.82%	237.34%	230.09%	223.78%	218.23%	213.29%	208.86%	204.86%	201.22%	197.89%	194.82%	191.99%	189.36%
55	294.08%	259.71%	247.93%	238.27%	230.17%	223.23%	217.20%	211.90%	207.18%	202.95%	199.13%	195.65%	192.47%	189.54%	186.84%	184.34%
56	284.43%	251.53%	240.25%	231.02%	223.27%	216.64%	210.88%	205.82%	201.31%	197.28%	193.63%	190.31%	187.27%	184.48%	181.90%	179.51%
57	275.15%	243.67%	232.89%	224.06%	216.65%	210.32%	204.82%	199.98%	195.68%	191.83%	188.35%	185.18%	182.28%	179.62%	177.17%	174.89%
58	266.24%	236.12%	225.81%	217.38%	210.30%	204.25%	199.00%	194.38%	190.28%	186.60%	183.28%	180.26%	177.50%	174.96%	172.62%	170.45%
59	257.69%	228.88%	219.03%	210.97%	204.21%	198.43%	193.42%	189.01%	185.10%	181.59%	178.42%	175.55%	172.92%	170.50%	168.27%	166.20%
60	249.49%	221.94%	212.52%	204.82%	198.37%	192.86%	188.07%	183.87%	180.14%	176.80%	173.78%	171.04%	168.53%	166.23%	164.11%	162.14%
61	241.62%	215.29%	206.29%	198.94%	192.78%	187.52%	182.96%	178.96%	175.40%	172.21%	169.34%	166.73%	164.35%	162.16%	160.14%	158.27%
62	234.09%	208.93%	200.34%	193.32%	187.44%	182.43%	178.08%	174.26%	170.88%	167.84%	165.11%	162.62%	160.35%	158.27%	156.35%	154.57%
63	226.88%	202.84%	194.64%	187.95%	182.34%	177.56%	173.42%	169.79%	166.56%	163.67%	161.07%	158.71%	156.55%	154.57%	152.75%	151.06%
64	219.97%	197.02%	189.20%	182.82%	177.48%	172.93%	168.98%	165.52%	162.45%	159.71%	157.23%	154.99%	152.94%	151.06%	149.32%	147.72%
65	213.37%	191.47%	184.01%	177.93%	172.84%	168.51%	164.75%	161.46%	158.54%	155.93%	153.58%	151.45%	149.50%	147.72%	146.08%	144.56%
66	207.06%	186.17%	179.06%	173.26%	168.42%	164.30%	160.73%	157.60%	154.83%	152.35%	150.12%	148.10%	146.25%	144.56%	143.00%	141.56%
67	201.03%	181.11%	174.34%	168.82%	164.22%	160.30%	156.90%	153.93%	151.30%	148.95%	146.83%	144.92%	143.17%	141.56%	140.09%	138.72%
68	195.26%	176.28%	169.84%	164.59%	160.21%	156.49%	153.27%	150.45%	147.95%	145.73%	143.72%	141.90%	140.25%	138.73%	137.33%	136.04%
69	189.76%	171.68%	165.55%	160.56%	156.41%	152.87%	149.82%	147.14%	144.78%	142.67%	140.77%	139.05%	137.48%	136.05%	134.73%	133.51%
70	184.50%	167.29%	161.46%	156.73%	152.78%	149.43%	146.53%	144.00%	141.76%	139.77%	137.97%	136.34%	134.86%	133.51%	132.26%	131.11%
71	179.47%	163.10%	157.57%	153.07%	149.33%	146.16%	143.41%	141.02%	138.90%	137.01%	135.32%	133.78%	132.39%	131.11%	129.93%	128.85%
72	174.66%	159.11%	153.85%	149.59%	146.04%	143.04%	140.44%	138.18%	136.18%	134.40%	132.80%	131.35%	130.03%	128.83%	127.72%	126.70%
73	170.06%	155.29%	150.30%	146.26%	142.91%	140.07%	137.62%	135.48%	133.59%	131.91%	130.40%	129.04%	127.80%	126.67%	125.63%	124.67%
74	165.66%	151.64%	146.91%	143.09%	139.92%	137.23%	134.92%	132.90%	131.12%	129.54%	128.12%	126.84%	125.68%	124.61%	123.64%	122.74%
75	161.45%	148.15%	143.68%	140.06%	137.06%	134.53%	132.35%	130.45%	128.78%	127.29%	125.95%	124.75%	123.66%	122.66%	121.74%	120.90%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
76	157.42%	144.82%	140.59%	137.17%	134.34%	131.95%	129.90%	128.11%	126.54%	125.14%	123.89%	122.76%	121.74%	120.81%	119.95%	119.16%
77	153.58%	141.64%	137.65%	134.42%	131.75%	129.50%	127.57%	125.89%	124.42%	123.11%	121.93%	120.88%	119.92%	119.05%	118.25%	117.51%
78	149.92%	138.62%	134.85%	131.81%	129.29%	127.18%	125.36%	123.79%	122.41%	121.18%	120.08%	119.09%	118.20%	117.38%	116.64%	115.95%
79	146.42%	135.75%	132.19%	129.32%	126.96%	124.97%	123.27%	121.79%	120.50%	119.35%	118.33%	117.41%	116.57%	115.81%	115.12%	114.48%
80	143.10%	133.02%	129.66%	126.97%	124.74%	122.88%	121.28%	119.90%	118.69%	117.62%	116.67%	115.81%	115.03%	114.33%	113.68%	113.09%
81	139.94%	130.43%	127.27%	124.73%	122.64%	120.90%	119.40%	118.11%	116.98%	115.98%	115.10%	114.30%	113.58%	112.92%	112.32%	111.77%
82	136.95%	127.99%	125.02%	122.63%	120.67%	119.04%	117.64%	116.44%	115.38%	114.45%	113.63%	112.89%	112.22%	111.61%	111.05%	110.55%
83	134.14%	125.71%	122.91%	120.67%	118.83%	117.30%	116.00%	114.87%	113.89%	113.03%	112.26%	111.57%	110.95%	110.39%	109.88%	109.41%
84	131.49%	123.56%	120.93%	118.83%	117.11%	115.68%	114.46%	113.42%	112.51%	111.70%	110.99%	110.35%	109.78%	109.26%	108.78%	108.35%
85	129.01%	121.56%	119.10%	117.13%	115.52%	114.18%	113.05%	112.07%	111.22%	110.48%	109.82%	109.23%	108.70%	108.22%	107.78%	107.38%
86	126.69%	119.72%	117.40%	115.56%	114.05%	112.80%	111.75%	110.84%	110.05%	109.36%	108.75%	108.20%	107.71%	107.26%	106.86%	106.49%
87	124.54%	118.02%	115.85%	114.13%	112.72%	111.55%	110.57%	109.72%	108.99%	108.35%	107.78%	107.28%	106.82%	106.41%	106.04%	105.70%
88	122.53%	116.46%	114.43%	112.82%	111.50%	110.41%	109.50%	108.71%	108.03%	107.43%	106.91%	106.44%	106.02%	105.64%	105.30%	104.99%
89	120.67%	115.03%	113.14%	111.63%	110.40%	109.38%	108.53%	107.80%	107.16%	106.61%	106.12%	105.69%	105.30%	104.95%	104.64%	104.35%
90	118.94%	113.72%	111.96%	110.55%	109.40%	108.46%	107.66%	106.98%	106.39%	105.87%	105.42%	105.02%	104.66%	104.34%	104.05%	103.78%
91	117.31%	112.53%	110.89%	109.58%	108.51%	107.62%	106.88%	106.24%	105.70%	105.22%	104.80%	104.43%	104.10%	103.80%	103.53%	103.28%
92	115.76%	111.42%	109.91%	108.70%	107.70%	106.87%	106.18%	105.59%	105.08%	104.63%	104.24%	103.90%	103.59%	103.31%	103.06%	102.83%
93	114.27%	110.39%	109.01%	107.89%	106.97%	106.20%	105.55%	105.00%	104.53%	104.11%	103.75%	103.43%	103.14%	102.88%	102.65%	102.44%
94	112.81%	109.42%	108.18%	107.16%	106.31%	105.60%	105.00%	104.48%	104.04%	103.66%	103.32%	103.02%	102.75%	102.51%	102.30%	102.11%
95	111.31%	108.44%	107.35%	106.44%	105.68%	105.03%	104.47%	104.00%	103.59%	103.23%	102.92%	102.65%	102.40%	102.19%	101.98%	101.97%
96	109.70%	107.41%	106.50%	105.71%	105.03%	104.45%	103.95%	103.51%	103.14%	102.81%	102.52%	102.27%	102.04%	101.97%	101.97%	101.00%
97	107.94%	106.29%	105.59%	104.96%	104.40%	103.90%	103.46%	103.07%	102.72%	102.42%	102.16%	101.97%	101.97%	101.00%	101.00%	101.00%
98	105.90%	104.94%	104.50%	104.08%	103.68%	103.31%	102.97%	102.64%	102.34%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.37%	103.06%	102.91%	102.75%	102.60%	102.45%	102.30%	102.14%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1853.43%	1541.94%	1435.41%	1348.15%	1274.94%	1212.34%	1158.01%	1110.26%	1067.87%	1029.91%	995.66%	964.55%	936.15%	910.07%	886.02%	863.76%
1	1790.76%	1491.48%	1389.10%	1305.24%	1234.86%	1174.67%	1122.43%	1076.51%	1035.74%	999.22%	966.27%	936.34%	909.00%	883.90%	860.76%	839.33%
2	1726.46%	1438.82%	1340.41%	1259.80%	1192.14%	1134.27%	1084.03%	1039.88%	1000.67%	965.55%	933.85%	905.07%	878.77%	854.63%	832.36%	811.75%
3	1663.50%	1387.03%	1292.43%	1214.93%	1149.88%	1094.25%	1045.94%	1003.48%	965.78%	932.00%	901.52%	873.84%	848.54%	825.32%	803.91%	784.07%
4	1602.22%	1336.46%	1245.52%	1171.01%	1108.47%	1054.98%	1008.54%	967.71%	931.45%	898.98%	869.66%	843.04%	818.71%	796.38%	775.78%	756.70%
5	1542.87%	1287.40%	1199.97%	1128.34%	1068.21%	1016.78%	972.12%	932.87%	898.00%	866.77%	838.58%	812.98%	789.58%	768.10%	748.29%	729.94%
6	1485.63%	1240.05%	1156.00%	1087.13%	1029.32%	979.87%	936.93%	899.19%	865.66%	835.63%	808.52%	783.89%	761.40%	740.74%	721.68%	704.04%
7	1430.43%	1194.35%	1113.55%	1047.34%	991.76%	944.22%	902.93%	866.64%	834.40%	805.52%	779.45%	755.77%	734.13%	714.26%	695.94%	678.97%
8	1377.21%	1150.26%	1072.58%	1008.93%	955.50%	909.78%	870.08%	835.18%	804.18%	776.41%	751.34%	728.57%	707.76%	688.65%	671.03%	654.70%
9	1325.73%	1107.56%	1032.88%	971.68%	920.31%	876.35%	838.18%	804.62%	774.82%	748.11%	724.00%	702.10%	682.09%	663.71%	646.76%	631.06%
10	1276.12%	1066.38%	994.58%	935.75%	886.35%	844.09%	807.39%	775.12%	746.46%	720.77%	697.59%	676.53%	657.29%	639.61%	623.31%	608.21%
11	1228.31%	1026.68%	957.65%	901.08%	853.59%	812.96%	777.67%	746.64%	719.08%	694.38%	672.09%	651.83%	633.33%	616.33%	600.65%	586.13%
12	1182.37%	988.53%	922.17%	867.79%	822.12%	783.05%	749.12%	719.29%	692.78%	669.03%	647.60%	628.12%	610.32%	593.97%	578.89%	564.93%
13	1138.22%	951.88%	888.08%	835.79%	791.89%	754.32%	721.69%	693.01%	667.52%	644.68%	624.07%	605.33%	588.22%	572.50%	557.99%	544.56%
14	1096.01%	916.87%	855.54%	805.27%	763.06%	726.94%	695.57%	667.98%	643.47%	621.51%	601.68%	583.67%	567.20%	552.08%	538.13%	525.21%
15	1056.01%	883.83%	824.88%	776.55%	735.96%	701.24%	671.07%	644.54%	620.97%	599.85%	580.78%	563.46%	547.62%	533.07%	519.65%	507.22%
16	1018.45%	852.98%	796.31%	749.86%	710.84%	677.45%	648.45%	622.94%	600.27%	579.96%	561.61%	544.94%	529.71%	515.72%	502.80%	490.84%
17	983.26%	824.28%	769.82%	725.17%	687.66%	655.56%	627.67%	603.14%	581.34%	561.80%	544.16%	528.12%	513.46%	500.00%	487.57%	476.06%
18	950.53%	797.83%	745.51%	702.61%	666.56%	635.71%	608.89%	585.31%	564.34%	545.55%	528.57%	513.14%	499.03%	486.07%	474.11%	463.03%
19	919.57%	772.93%	722.67%	681.45%	646.82%	617.16%	591.39%	568.71%	548.55%	530.47%	514.15%	499.30%	485.73%	473.25%	461.74%	451.07%
20	889.55%	748.75%	700.48%	660.88%	627.61%	599.11%	574.34%	552.54%	533.16%	515.78%	500.07%	485.79%	472.73%	460.73%	449.65%	439.38%
21	860.59%	725.41%	679.06%	641.03%	609.06%	581.68%	557.88%	536.92%	518.29%	501.58%	486.48%	472.75%	460.19%	448.64%	437.98%	428.10%
22	832.51%	702.74%	658.23%	621.70%	591.00%	564.70%	541.83%	521.69%	503.79%	487.72%	473.21%	460.00%	447.92%	436.82%	426.57%	417.06%
23	805.29%	680.71%	637.97%	602.90%	573.41%	548.15%	526.18%	506.84%	489.63%	474.19%	460.24%	447.54%	435.93%	425.25%	415.39%	406.25%
24	778.94%	659.36%	618.33%	584.66%	556.35%	532.09%	510.98%	492.40%	475.87%	461.03%	447.63%	435.42%	424.26%	414.00%	404.52%	395.73%
25	753.43%	638.67%	599.28%	566.96%	539.77%	516.48%	496.21%	478.36%	462.48%	448.23%	435.35%	423.63%	412.90%	403.03%	393.92%	385.47%
26	728.74%	618.60%	580.80%	549.77%	523.68%	501.31%	481.85%	464.71%	449.46%	435.77%	423.40%	412.14%	401.83%	392.35%	383.59%	375.47%
27	704.70%	599.00%	562.73%	532.94%	507.89%	486.42%	467.74%	451.28%	436.64%	423.49%	411.60%	400.79%	390.88%	381.78%	373.36%	365.56%
28	681.27%	579.83%	545.01%	516.43%	492.38%	471.77%	453.83%	438.03%	423.97%	411.35%	399.93%	389.54%	380.03%	371.28%	363.20%	355.70%
29	658.40%	561.04%	527.62%	500.19%	477.11%	457.32%	440.10%	424.93%	411.43%	399.31%	388.35%	378.37%	369.24%	360.83%	353.07%	345.87%
30	636.16%	542.73%	510.66%	484.32%	462.17%	443.18%	426.65%	412.08%	399.12%	387.48%	376.96%	367.38%	358.60%	350.53%	343.08%	336.16%
31	614.60%	524.92%	494.14%	468.86%	447.60%	429.37%	413.50%	399.52%	387.08%	375.91%	365.80%	356.60%	348.18%	340.43%	333.26%	326.62%
32	593.74%	507.67%	478.13%	453.87%	433.47%	415.97%	400.74%	387.32%	375.37%	364.65%	354.95%	346.11%	338.02%	330.58%	323.70%	317.32%
33	573.67%	491.08%	462.73%	439.46%	419.87%	403.08%	388.46%	375.59%	364.12%	353.82%	344.51%	336.03%	328.27%	321.12%	314.52%	308.39%
34	554.35%	475.11%	447.91%	425.58%	406.78%	390.67%	376.65%	364.29%	353.28%	343.40%	334.46%	326.33%	318.87%	312.01%	305.68%	299.79%
35	535.77%	459.74%	433.65%	412.22%	394.20%	378.74%	365.28%	353.42%	342.87%	333.39%	324.81%	317.00%	309.85%	303.26%	297.18%	291.53%
36	517.90%	444.97%	419.94%	399.39%	382.10%	367.27%	354.36%	342.99%	332.86%	323.77%	315.54%	308.04%	301.18%	294.87%	289.03%	283.61%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
37	500.76%	430.82%	406.81%	387.11%	370.53%	356.31%	343.93%	333.02%	323.31%	314.59%	306.69%	299.51%	292.92%	286.87%	281.27%	276.07%
38	484.31%	417.24%	394.23%	375.33%	359.44%	345.81%	333.94%	323.48%	314.17%	305.81%	298.24%	291.35%	285.04%	279.23%	273.86%	268.87%
39	468.51%	404.22%	382.16%	364.05%	348.81%	335.75%	324.38%	314.35%	305.43%	297.41%	290.16%	283.55%	277.51%	271.94%	266.79%	262.01%
40	453.33%	391.71%	370.57%	353.22%	338.62%	326.10%	315.21%	305.60%	297.05%	289.37%	282.42%	276.09%	270.30%	264.96%	260.03%	255.45%
41	438.74%	379.69%	359.44%	342.82%	328.84%	316.85%	306.41%	297.22%	289.03%	281.67%	275.02%	268.96%	263.40%	258.29%	253.57%	249.19%
42	424.69%	368.12%	348.73%	332.81%	319.42%	307.94%	297.95%	289.14%	281.30%	274.26%	267.89%	262.09%	256.78%	251.88%	247.36%	243.17%
43	411.12%	356.94%	338.36%	323.12%	310.30%	299.32%	289.75%	281.33%	273.82%	267.09%	260.99%	255.44%	250.35%	245.68%	241.35%	237.33%
44	397.95%	346.05%	328.26%	313.67%	301.41%	290.89%	281.74%	273.68%	266.50%	260.05%	254.22%	248.91%	244.05%	239.57%	235.43%	231.59%
45	385.15%	335.44%	318.42%	304.45%	292.71%	282.65%	273.89%	266.18%	259.32%	253.15%	247.57%	242.50%	237.85%	233.57%	229.61%	225.94%
46	372.73%	325.13%	308.83%	295.47%	284.23%	274.61%	266.23%	258.85%	252.29%	246.39%	241.06%	236.20%	231.76%	227.67%	223.89%	220.38%
47	360.69%	315.11%	299.51%	286.72%	275.97%	266.76%	258.75%	251.69%	245.42%	239.78%	234.68%	230.04%	225.79%	221.89%	218.27%	214.92%
48	349.00%	305.35%	290.42%	278.18%	267.90%	259.09%	251.43%	244.68%	238.68%	233.30%	228.42%	223.99%	219.93%	216.20%	212.75%	209.54%
49	337.66%	295.86%	281.57%	269.86%	260.03%	251.60%	244.28%	237.83%	232.09%	226.94%	222.29%	218.05%	214.18%	210.61%	207.31%	204.26%
50	326.66%	286.63%	272.96%	261.75%	252.34%	244.29%	237.28%	231.12%	225.64%	220.72%	216.27%	212.23%	208.52%	205.12%	201.97%	199.05%
51	316.02%	277.69%	264.60%	253.89%	244.89%	237.18%	230.49%	224.60%	219.36%	214.66%	210.41%	206.55%	203.01%	199.76%	196.76%	193.97%
52	305.73%	269.04%	256.52%	246.27%	237.66%	230.30%	223.90%	218.27%	213.27%	208.78%	204.72%	201.03%	197.65%	194.55%	191.69%	189.03%
53	295.81%	260.69%	248.71%	238.91%	230.68%	223.64%	217.53%	212.15%	207.37%	203.08%	199.21%	195.68%	192.46%	189.50%	186.77%	184.23%
54	286.25%	252.63%	241.17%	231.80%	223.93%	217.21%	211.37%	206.23%	201.66%	197.57%	193.88%	190.51%	187.44%	184.62%	182.01%	179.59%
55	277.03%	244.86%	233.90%	224.94%	217.42%	210.99%	205.41%	200.51%	196.15%	192.25%	188.72%	185.51%	182.58%	179.89%	177.40%	175.10%
56	268.16%	237.38%	226.90%	218.33%	211.15%	205.01%	199.69%	195.01%	190.85%	187.12%	183.76%	180.70%	177.91%	175.34%	172.97%	170.78%
57	259.62%	230.18%	220.17%	211.98%	205.12%	199.26%	194.18%	189.71%	185.74%	182.19%	178.98%	176.07%	173.40%	170.96%	168.70%	166.61%
58	251.42%	223.26%	213.69%	205.87%	199.32%	193.73%	188.88%	184.62%	180.83%	177.45%	174.39%	171.61%	169.08%	166.75%	164.60%	162.61%
59	243.54%	216.62%	207.47%	200.01%	193.76%	188.42%	183.79%	179.73%	176.12%	172.89%	169.98%	167.34%	164.92%	162.71%	160.66%	158.77%
60	235.98%	210.25%	201.51%	194.38%	188.42%	183.33%	178.92%	175.05%	171.61%	168.54%	165.77%	163.25%	160.95%	158.84%	156.90%	155.10%
61	228.73%	204.14%	195.81%	189.01%	183.32%	178.47%	174.26%	170.57%	167.30%	164.38%	161.74%	159.34%	157.16%	155.15%	153.31%	151.60%
62	221.79%	198.31%	190.36%	183.87%	178.45%	173.83%	169.82%	166.31%	163.20%	160.41%	157.91%	155.63%	153.55%	151.65%	149.89%	148.27%
63	215.16%	192.74%	185.15%	178.97%	173.80%	169.40%	165.59%	162.25%	159.29%	156.65%	154.26%	152.10%	150.13%	148.32%	146.65%	145.11%
64	208.82%	187.42%	180.19%	174.30%	169.38%	165.19%	161.57%	158.39%	155.58%	153.07%	150.80%	148.75%	146.88%	145.16%	143.59%	142.13%
65	202.76%	182.35%	175.46%	169.85%	165.17%	161.19%	157.75%	154.73%	152.06%	149.67%	147.52%	145.58%	143.80%	142.18%	140.68%	139.30%
66	196.96%	177.50%	170.94%	165.61%	161.16%	157.37%	154.10%	151.24%	148.71%	146.44%	144.41%	142.56%	140.88%	139.35%	137.93%	136.62%
67	191.41%	172.87%	166.63%	161.56%	157.33%	153.73%	150.63%	147.91%	145.51%	143.37%	141.44%	139.70%	138.11%	136.65%	135.31%	134.08%
68	186.09%	168.43%	162.50%	157.68%	153.66%	150.25%	147.31%	144.74%	142.46%	140.43%	138.61%	136.96%	135.46%	134.08%	132.82%	131.65%
69	180.99%	164.18%	158.54%	153.96%	150.15%	146.92%	144.13%	141.69%	139.54%	137.62%	135.90%	134.34%	132.92%	131.62%	130.43%	129.33%
70	176.10%	160.11%	154.75%	150.41%	146.79%	143.73%	141.09%	138.78%	136.75%	134.94%	133.31%	131.84%	130.50%	129.27%	128.15%	127.12%
71	171.42%	156.22%	151.13%	147.01%	143.59%	140.69%	138.19%	136.01%	134.09%	132.38%	130.84%	129.45%	128.19%	127.04%	125.98%	125.00%
72	166.96%	152.51%	147.68%	143.78%	140.54%	137.80%	135.44%	133.38%	131.56%	129.95%	128.50%	127.19%	126.00%	124.92%	123.92%	123.01%
73	162.71%	148.99%	144.41%	140.72%	137.65%	135.06%	132.83%	130.89%	129.18%	127.66%	126.29%	125.06%	123.95%	122.93%	121.99%	121.13%
74	158.67%	145.65%	141.32%	137.82%	134.93%	132.48%	130.38%	128.55%	126.94%	125.51%	124.23%	123.07%	122.02%	121.06%	120.19%	119.38%
75	154.83%	142.49%	138.39%	135.09%	132.36%	130.06%	128.08%	126.36%	124.84%	123.50%	122.29%	121.21%	120.22%	119.33%	118.51%	117.75%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
76	151.20%	139.51%	135.63%	132.52%	129.94%	127.77%	125.91%	124.30%	122.87%	121.61%	120.48%	119.47%	118.55%	117.71%	116.94%	116.23%
77	147.74%	136.68%	133.02%	130.08%	127.66%	125.62%	123.87%	122.36%	121.02%	119.84%	118.79%	117.84%	116.98%	116.19%	115.48%	114.82%
78	144.44%	133.98%	130.54%	127.77%	125.50%	123.58%	121.94%	120.52%	119.28%	118.17%	117.19%	116.30%	115.50%	114.77%	114.10%	113.49%
79	141.30%	131.42%	128.17%	125.58%	123.44%	121.64%	120.11%	118.78%	117.62%	116.59%	115.67%	114.85%	114.10%	113.42%	112.80%	112.23%
80	138.30%	128.98%	125.93%	123.49%	121.48%	119.80%	118.37%	117.13%	116.05%	115.09%	114.24%	113.47%	112.78%	112.15%	111.57%	111.04%
81	135.45%	126.67%	123.79%	121.50%	119.63%	118.06%	116.72%	115.57%	114.56%	113.67%	112.87%	112.16%	111.52%	110.94%	110.41%	109.92%
82	132.75%	124.48%	121.78%	119.63%	117.87%	116.41%	115.16%	114.09%	113.15%	112.33%	111.59%	110.94%	110.34%	109.80%	109.31%	108.86%
83	130.19%	122.40%	119.86%	117.85%	116.21%	114.85%	113.69%	112.69%	111.82%	111.05%	110.37%	109.77%	109.22%	108.72%	108.27%	107.86%
84	127.79%	120.45%	118.07%	116.19%	114.66%	113.39%	112.31%	111.38%	110.58%	109.87%	109.24%	108.68%	108.18%	107.72%	107.30%	106.92%
85	125.54%	118.64%	116.41%	114.65%	113.22%	112.03%	111.03%	110.17%	109.43%	108.77%	108.19%	107.68%	107.21%	106.79%	106.41%	106.06%
86	123.45%	116.97%	114.88%	113.23%	111.89%	110.79%	109.86%	109.06%	108.37%	107.77%	107.23%	106.75%	106.33%	105.94%	105.59%	105.27%
87	121.52%	115.45%	113.48%	111.94%	110.69%	109.66%	108.79%	108.05%	107.41%	106.85%	106.36%	105.92%	105.53%	105.17%	104.85%	104.56%
88	119.75%	114.06%	112.22%	110.77%	109.61%	108.64%	107.84%	107.15%	106.55%	106.04%	105.58%	105.18%	104.81%	104.49%	104.19%	103.92%
89	118.15%	112.83%	111.10%	109.74%	108.64%	107.74%	106.99%	106.35%	105.80%	105.32%	104.89%	104.52%	104.18%	103.88%	103.61%	103.36%
90	116.68%	111.72%	110.10%	108.82%	107.80%	106.95%	106.25%	105.65%	105.14%	104.69%	104.30%	103.95%	103.64%	103.36%	103.11%	102.88%
91	115.34%	110.75%	109.23%	108.03%	107.06%	106.27%	105.61%	105.05%	104.56%	104.15%	103.78%	103.46%	103.17%	102.91%	102.68%	102.46%
92	114.10%	109.88%	108.46%	107.33%	106.42%	105.68%	105.05%	104.53%	104.07%	103.68%	103.34%	103.04%	102.77%	102.53%	102.31%	102.12%
93	112.92%	109.09%	107.78%	106.72%	105.87%	105.17%	104.58%	104.08%	103.65%	103.29%	102.96%	102.68%	102.42%	102.20%	101.99%	101.97%
94	111.76%	108.36%	107.16%	106.18%	105.39%	104.73%	104.17%	103.70%	103.30%	102.95%	102.65%	102.38%	102.14%	101.97%	101.97%	101.00%
95	110.54%	107.64%	106.57%	105.68%	104.95%	104.33%	103.81%	103.37%	103.00%	102.67%	102.38%	102.14%	101.97%	101.00%	101.00%	101.00%
96	109.18%	106.83%	105.91%	105.14%	104.47%	103.91%	103.43%	103.02%	102.67%	102.36%	102.10%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.63%	105.91%	105.20%	104.56%	104.00%	103.50%	103.07%	102.69%	102.36%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.76%	104.74%	104.28%	103.84%	103.44%	103.05%	102.70%	102.37%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.34%	103.01%	102.84%	102.68%	102.52%	102.35%	102.19%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

APPENDIX C

SUMMARY OF MATERIAL STATE VARIATIONS

Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
DE, ND, SD	Free Look (Amount of Refund)	Premium refund states
CA	Free Look (Amount of Refund)	whether premium or account value is refunded depends upon investments selected
FL, ND	Benefit Payment	Lump sum only
ND	Suicide Exclusion (Duration)	One year
FL	Enhanced Cash Surrender Value Rider	Rider benefit is available on full policy surrenders related to a replacement or Section 1035 Exchange
IL, MD, TX	Aviation Exclusion	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, ND, OK, SD, TN, TX, WI	Hazardous Sports Exclusion	Not applicable
NJ	Change of Insured Rider	Not available
NJ	Salary Increase Rider	Not available

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2021, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Variable Universal Life III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy (including the Statement of Additional Information) are available on the Commission’s internet site at http://www.sec.gov.

Principal® Executive Variable Universal Life III
Investment Company Act File No. 333-233170

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE III
dated May 1, 2021
The Statement of Additional Information provides information about the Principal® Executive Variable Universal Life III Insurance Policy (the "Policy") sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2021. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Executive Variable Universal Life III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income IV Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Company pays commissions to PSI of no more than 13% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In the second through the fifth policy years following the policy date (or adjustment date), commissions range from 0% to 5.25% of premiums received; in policy years six through ten following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. PSI also receives 12b-1 fees in connection with purchases and sales of certain mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2020 received/retained	2019 received/retained	2018 received/retained
$254,614/$0	N/A	N/A

3

UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2017 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender.
PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to November 6, 2019. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2020, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.01% and 0.01%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges (if any), transfer fees (if any), transaction fees (if any) cost of insurance charge, asset based charge, monthly policy issue charge (if any), monthly administrative charge (if any), policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, risk classification, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

4

Following are the hypothetical average annual total returns for the periods ended December 31, 2020, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Global Thematic Growth	01/11/1996	39.41%	17.32%	9.95%
AllianceBernstein International Growth	09/23/1994	29.94%	11.47%	6.34%
AllianceBernstein International Value	05/10/2001	2.47%	2.95%	2.46%
AllianceBernstein Small/Mid Cap Value	05/02/2001	3.37%	8.35%	8.75%
American Century VP Capital Appreciation	11/20/1987	42.29%	17.97%	13.51%
American Century VP Income & Growth	10/30/1997	11.45%	11.75%	11.38%
American Century VP Inflation Protection	12/31/2002	9.55%	4.64%	3.34%
American Century VP International	05/02/1994	25.65%	11.02%	7.64%
American Century VP Mid Cap Value	10/29/2004	1.11%	9.20%	10.28%
American Century VP Value	05/01/1996	0.83%	8.68%	9.58%
American Funds Blue Chip Income and Growth	07/05/2001	8.68%	10.85%	10.90%
American Funds Global Balanced Fund	05/02/2011	10.30%	9.30%		6.63%
American Funds Global Bond	10/04/2006	9.90%	5.10%	3.04%
American Funds Global Small Cap Fund	04/30/1998	29.72%	14.43%	9.43%
American Growth	02/08/1984	52.08%	22.75%	16.85%
American International	05/01/1990	13.97%	10.73%	6.68%
American New World	06/17/1999	23.58%	13.33%	6.54%
BNY Mellon IP MidCap Stock	12/29/2000	7.85%	7.63%	9.75%
BNY Mellon IP Technology Growth	08/31/1999	69.57%	25.57%	17.35%
BNY Mellon Sustainable US Equity	10/07/1993	23.86%	14.92%	12.68%
BNY Mellon VIF Appreciation	04/05/1993	23.31%	16.29%	12.43%
Bond Market Index	05/15/2012	7.29%	4.17%		3.02%
Calvert VP EAFE International Index	11/12/2002	7.56%	6.95%	4.71%
Calvert VP Investment Grade Bond Index	03/31/2003	7.34%	4.24%	3.62%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	19.40%	12.67%	10.39%
ClearBridge Mid Cap	11/01/1999	15.35%	10.60%	11.03%
ClearBridge Small Cap Growth	11/08/1999	43.26%	19.84%	15.92%
Core Plus Bond	12/18/1987	9.55%	5.29%	4.46%
Delaware VIP High Yield Series	05/01/2000	6.89%	7.44%	5.50%
Delaware VIP Small Cap Value	05/01/2000	-2.18%	8.74%	8.38%
Deutsche Alternative Asset Allocation	01/30/2009	5.32%	4.17%	2.36%
Deutsche Small Mid Cap Value	05/01/1996	-1.11%	5.13%	6.56%
Diversified International	05/02/1994	16.16%	8.77%	6.29%
Equity Income	04/28/1998	6.43%	12.83%	11.63%
Fidelity VIP Contrafund	01/03/1995	30.23%	15.89%	13.23%
Fidelity VIP Equity-Income	11/03/1986	6.44%	10.41%	9.89%
Fidelity VIP Extended Market Index Portfolio	04/17/2018	16.19%			10.05%
Fidelity VIP Gov't Money Market	07/07/2000	0.28%	0.88%	0.45%
Fidelity VIP High Income	10/01/1985	2.42%	6.70%	5.30%
Fidelity VIP International Index Portfolio	04/17/2018	10.34%			5.04%
Fidelity VIP Mid Cap	12/28/1998	17.87%	10.79%	9.22%
Fidelity VIP Strategic Income	12/23/2003	7.16%	5.99%	4.56%
Fidelity VIP Total Market Index Portfolio	04/17/2018	19.98%			14.89%
Franklin Income VIP	01/24/1989	0.69%	6.94%	5.98%
Franklin Mutual Global Discovery VIP	11/08/1996	-4.46%	5.14%	6.27%
Franklin Mutual Shares VIP	11/08/1996	-5.04%	5.88%	6.99%
Franklin Rising Dividends VIP	01/27/1992	15.97%	14.76%	12.37%
Franklin Small Cap Value VIP	05/01/1998	5.19%	10.77%	9.20%
5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Franklin Strategic Income VIP	07/01/1999	3.43%	4.30%	3.74%
Franklin US Government Securities VIP	01/06/1999	3.83%	2.26%	2.03%
Government & High Quality Bond	05/06/1993	2.87%	2.76%	2.86%
Guggenheim Rydex VI Basic Materials Fund	05/02/2001	19.75%	13.79%	3.79%
Guggenheim Rydex VI Utilities Fund	05/02/2001	-5.13%	8.64%	8.70%
International Emerging Markets	10/24/2000	19.23%	11.28%	3.00%
Invesco Oppenheimer VI Discovery Mid Cap Growth	08/15/1986	40.68%	19.40%	15.92%
Invesco Oppenheimer VI Main Street Small Cap	07/16/2001	19.64%	12.59%	11.85%
Invesco VI American Franchise	09/18/2000	42.00%	19.26%	15.03%
Invesco VI American Value	01/02/1997	1.12%	7.00%	8.32%
Invesco VI Core Equity	05/02/1994	13.57%	10.40%	9.28%
Invesco VI Global Health Care	05/22/1997	14.46%	9.43%	13.09%
Invesco VI Global Real Estate	03/31/1998	-12.32%	3.15%	4.96%
Invesco VI International Growth	05/05/1993	14.00%	8.82%	6.78%
Invesco VI Mid Cap Core Equity	09/10/2001	8.94%	9.33%	7.55%
Invesco VI Small Cap Equity	08/29/2003	27.24%	11.82%	10.15%
Janus Henderson Balanced	12/31/1999	14.03%	11.53%	9.95%
Janus Henderson Enterprise	09/13/1993	19.18%	17.92%	14.97%
Janus Henderson Flexible Bond	12/31/1999	10.25%	4.67%	4.19%
Janus Henderson Forty	05/01/1997	39.03%	20.73%	16.73%
Janus Henderson Global Research	12/31/1999	19.76%	13.06%	9.81%
Janus Henderson Global Technology Portfolio	01/18/2000	50.73%	29.44%	19.87%
LargeCap Growth I	06/01/1994	36.20%	20.85%	16.90%
LargeCap S&P 500 Index	05/03/1999	18.08%	14.90%	13.54%
Lord Abbett Developing Growth Portfolio	04/30/2010	72.60%	24.72%	17.32%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	2.14%	11.06%	10.56%
MFS Global Equity	05/03/1999	13.04%	11.92%	10.37%
MFS Growth	07/24/1995	31.54%	19.98%	16.50%
MFS Inflation-Adjusted Bond	10/01/2008	13.21%	5.21%	3.68%
MFS New Discovery Value Portfolio	10/01/2008	3.73%	12.42%	9.92%
MFS New Discovery	05/01/1998	45.58%	22.68%	14.41%
MFS Research International	08/24/2001	12.71%	9.34%	5.71%
MFS Total Return	01/03/1995	9.52%	8.58%	8.07%
MFS Utilities	01/03/1995	5.62%	11.10%	8.93%
MFS Value	01/02/2002	3.22%	9.86%	10.57%
MFS VIT International Value	08/23/2001	20.21%	12.42%	10.87%
MFS VIT Mid Cap Value	03/07/2008	3.67%	9.47%	10.58%
MidCap	12/18/1987	18.33%	17.00%	15.87%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	39.71%	17.54%	13.72%
Neuberger Berman AMT Sustainable Equity Portfolio	02/18/1999	19.56%	13.05%	11.62%
PIMCO VIT All Asset	04/30/2003	8.01%	7.95%	4.65%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	1.35%	2.67%	-5.40%
PIMCO VIT Emerging Markets Bond	09/30/2002	6.70%	7.76%	5.31%
PIMCO VIT High Yield Portfolio	04/30/1998	5.76%	7.21%	6.05%
PIMCO VIT Long-Term U.S. Government	04/30/1999	17.41%	7.34%	7.30%
PIMCO VIT Low Duration Portfolio	02/16/1999	2.99%	1.99%	1.78%
PIMCO VIT Real Return	09/30/1999	11.72%	5.25%	3.63%
PIMCO VIT Short-Term Portfolio	09/30/1999	2.24%	2.27%	1.70%
PIMCO VIT Total Return	12/31/1997	8.66%	4.76%	3.94%
Principal Capital Appreciation	04/28/1998	18.72%	14.89%	13.27%
6

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2010	08/30/2004	11.40%	7.46%	6.43%
Principal LifeTime 2020	08/30/2004	12.89%	8.94%	7.77%
Principal LifeTime 2030	08/30/2004	14.89%	10.28%	8.70%
Principal LifeTime 2040	08/30/2004	16.11%	11.18%	9.49%
Principal LifeTime 2050	08/30/2004	16.68%	11.68%	9.82%
Principal LifeTime 2060	05/01/2013	16.58%	11.76%		10.27%
Principal LifeTime Strategic Income	08/30/2004	10.30%	6.51%	5.42%
Putnam VT Growth Opportunities	01/31/2000	38.71%	22.04%	16.94%
Putnam VT International Value Fund	01/02/1997	3.94%	5.35%	3.97%
Real Estate Securities	05/01/1998	-3.42%	7.01%	9.95%
SAM Balanced	06/03/1997	11.28%	9.31%	8.28%
SAM Conservative Balanced	04/23/1998	9.60%	7.76%	6.87%
SAM Conservative Growth	06/03/1997	12.95%	10.89%	9.57%
SAM Flexible Income	09/09/1997	7.27%	6.68%	5.95%
SAM Strategic Growth	06/03/1997	15.40%	11.77%	10.42%
Short-Term Income	01/12/1994	3.36%	2.71%	2.34%
SmallCap	05/01/1998	22.20%	12.95%	12.40%
T. Rowe Price Health Sciences	12/29/2000	29.27%	13.77%	19.87%
Templeton Developing Markets VIP	03/04/1996	17.18%	15.57%	3.71%
Templeton Foreign VIP	05/01/1992	-1.16%	3.30%	2.46%
Templeton Global Bond VIP	01/24/1989	-5.28%	0.66%	1.57%
TOPS Managed Balanced ETF	06/09/2011	5.90%	6.01%		4.51%
TOPS Managed Growth ETF	04/26/2011	5.19%	6.90%		4.41%
TOPS Managed Moderate Growth ETF	06/09/2011	5.91%	6.70%		5.03%
VanEck VIP Global Hard Assets	09/01/1989	19.11%	6.19%	-3.59%
Vanguard VIF Balanced	05/23/1991	10.68%	10.77%	9.88%
Vanguard VIF Global Bond Index	09/07/2017	6.67%			4.68%
Vanguard VIF MidCap Index	02/09/1999	18.07%	13.14%	12.26%
Wanger International	05/03/1995	14.36%	9.90%	6.90%

7

FINANCIAL STATEMENTS

APPENDIX A - Principal National Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2010.
Des Moines, Iowa
April 1, 2021

Appendix:
Subaccounts comprising Principal National Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Global Balanced Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
BNY Mellon IP MidCap Stock Service Shares Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F
Calvert S&P 500 Index Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
Core Plus Bond Class 1 Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division
Diversified International Class 1 Division
DWS Small Mid Cap Value Class B Division
Equity Income Class 1 Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series II Division
Invesco Health Care Series I Division
Invesco Mid Cap Core Equity Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Forty Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division
MFS Blended Research Small Cap Equity Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS New Discovery Value Service Class Division
MFS Utilities Service Class Division
MidCap Class 1 Division
	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Growth Opportunities Class IB Division
Real Estate Securities Class 1 Division
SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Hard Assets Class S Division
Wanger International Division
Neuberger Berman AMT Sustainable Equity I Class Division	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period from April 29, 2019 (commencement of operations) through December 31, 2019
Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Janus Henderson Global Technology Service and Innovation Shares Division (1)	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period from June 7, 2019 (commencement of operations) through December 31, 2019

AllianceBernstein Global Thematic Growth Class A Division
American Century VP International Class II Division
American Funds Insurance Series Capital World Bond Fund Class 2 Division
BNY Mellon IP Technology Growth Service Shares Division
BNY Mellon Sustainable U.S. Equity Service Shares Division
BNY Mellon VIF Appreciation Service Shares Division
Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
ClearBridge Small Cap Growth Class I Division
Delaware High Yield Service Class Division
DWS Alternative Asset Allocation Class B Division
Fidelity VIP Strategic Income Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Shares Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Invesco Global Real Estate Series I Division
Invesco International Growth Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Flexible Bond Service Shares Division	For the period from January 1, 2020 (commencement of operations) through December 31, 2020
Janus Henderson Global Research Service Shares Division
MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Intrinsic Value Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Value Service Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division
PIMCO Long Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Rydex Basic Materials Division
Rydex Utilities Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
VanEck Global Hard Assets Initial Class Division
Vanguard VIF Mid-Cap Index Division
Invesco Oppenheimer VI Discovery Mid Cap Growth	For the period from April 30, 2020 (commencement of operations) through December 31, 2020
Vanguard VIF Balanced Division	For the period from June 8, 2020 (commencement of operations) through December 31, 2020
(1) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Global Thematic Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division

Assets
Investments in shares of mutual funds, at fair value	$29,897	$1,228,894	$393,705	$2,338,957
Total assets	29,897	1,228,894	393,705	2,338,957
Total liabilities	—	—	—	—
Net assets	$29,897	$1,228,894	$393,705	$2,338,957

Net assets
Applicable to accumulation units	$29,897	$1,228,894	$393,705	$2,338,957
Total net assets	$29,897	$1,228,894	$393,705	$2,338,957

Investments in shares of mutual funds, at cost	$25,873	$1,175,631	$248,024	$2,346,533

Shares of mutual funds owned	705	85,045	13,689	134,500

Accumulation units outstanding	989	145,845	7,338	86,787

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Global Thematic Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division

Net investment income (loss)
Investment income:
Dividends	$70	$21,417	$—	$18,153

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	70	21,417	—	18,153

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	442	(18,476)	4,454	(44,377)
Capital gains distributions	985	—	18,672	83,096
Total realized gains (losses) on investments	1,427	(18,476)	23,126	38,719

Change in net unrealized appreciation (depreciation)
of investments	4,024	54,689	110,540	104,400

Net gains (losses) on investments	5,521	57,630	133,666	161,272

Net increase (decrease) in net assets resulting from operations	$5,521	$57,630	$133,666	$161,272

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division (1)

Assets
Investments in shares of mutual funds, at fair value	$891,320	$1,504,819	$727,418	$149
Total assets	891,320	1,504,819	727,418	149
Total liabilities	—	—	—	—
Net assets	$891,320	$1,504,819	$727,418	$149

Net assets
Applicable to accumulation units	$891,320	$1,504,819	$727,418	$149
Total net assets	$891,320	$1,504,819	$727,418	$149

Investments in shares of mutual funds, at cost	$667,499	$1,373,531	$668,925	$145

Shares of mutual funds owned	46,936	146,383	65,592	11

Accumulation units outstanding	35,190	40,634	51,065	5

Statements of Operations
Year ended December 31, 2020
	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$21,886	$9,026	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	21,886	9,026	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,930	(1,605)	949	—
Capital gains distributions	62,334	55,761	—	—
Total realized gains (losses) on investments	68,264	54,156	949	—

Change in net unrealized appreciation (depreciation)
of investments	190,385	86,928	48,376	4

Net gains (losses) on investments	258,649	162,970	58,351	4

Net increase (decrease) in net assets resulting from operations	$258,649	$162,970	$58,351	$4

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$2,946,184	$1,426,679	$2,953,984	$109,117
Total assets	2,946,184	1,426,679	2,953,984	109,117
Total liabilities	—	—	—	—
Net assets	$2,946,184	$1,426,679	$2,953,984	$109,117

Net assets
Applicable to accumulation units	$2,946,184	$1,426,679	$2,953,984	$109,117
Total net assets	$2,946,184	$1,426,679	$2,953,984	$109,117

Investments in shares of mutual funds, at cost	$2,798,209	$1,294,039	$2,745,800	$105,473

Shares of mutual funds owned	143,227	127,496	208,762	8,498

Accumulation units outstanding	79,097	39,358	188,772	8,898

Statements of Operations
Year ended December 31, 2020
	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$39,503	$25,200	$39,417	$1,057

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	39,503	25,200	39,417	1,057

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,601)	5,881	(55,429)	360
Capital gains distributions	—	27,744	23,928	389
Total realized gains (losses) on investments	(5,601)	33,625	(31,501)	749

Change in net unrealized appreciation (depreciation)
of investments	81,627	(13,059)	225,876	3,644

Net gains (losses) on investments	115,529	45,766	233,792	5,450

Net increase (decrease) in net assets resulting from operations	$115,529	$45,766	$233,792	$5,450

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$218,839	$7,073,199	$2,371,603	$2,748,510
Total assets	218,839	7,073,199	2,371,603	2,748,510
Total liabilities	—	—	—	—
Net assets	$218,839	$7,073,199	$2,371,603	$2,748,510

Net assets
Applicable to accumulation units	$218,839	$7,073,199	$2,371,603	$2,748,510
Total net assets	$218,839	$7,073,199	$2,371,603	$2,748,510

Investments in shares of mutual funds, at cost	$206,812	$4,776,044	$1,976,145	$2,205,272

Shares of mutual funds owned	15,455	59,354	100,748	87,952

Accumulation units outstanding	17,733	216,945	155,481	165,573

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,182	$15,607	$12,452	$1,101

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,182	15,607	12,452	1,101

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	510	119,656	20,095	31,361
Capital gains distributions	7,645	112,398	—	16,250
Total realized gains (losses) on investments	8,155	232,054	20,095	47,611

Change in net unrealized appreciation (depreciation)
of investments	9,758	2,002,514	289,721	425,475

Net gains (losses) on investments	20,095	2,250,175	322,268	474,187

Net increase (decrease) in net assets resulting from operations	$20,095	$2,250,175	$322,268	$474,187

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division (1)	BNY Mellon Sustainable U.S. Equity Service Shares Division (1)	BNY Mellon VIF Appreciation Service Shares Division (1)

Assets
Investments in shares of mutual funds, at fair value	$355,896	$89,961	$3,029	$49,528
Total assets	355,896	89,961	3,029	49,528
Total liabilities	—	—	—	—
Net assets	$355,896	$89,961	$3,029	$49,528

Net assets
Applicable to accumulation units	$355,896	$89,961	$3,029	$49,528
Total net assets	$355,896	$89,961	$3,029	$49,528

Investments in shares of mutual funds, at cost	$325,097	$81,082	$2,871	$46,204

Shares of mutual funds owned	17,938	2,650	65	1,063

Accumulation units outstanding	22,845	1,773	77	1,149

Statements of Operations
Year ended December 31, 2020
	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division (1)	BNY Mellon Sustainable U.S. Equity Service Shares Division (1)	BNY Mellon VIF Appreciation Service Shares Division (1)

Net investment income (loss)
Investment income:
Dividends	$1,607	$1	$—	$29

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,607	1	—	29

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(8,377)	7,151	2	(434)
Capital gains distributions	—	119	—	—
Total realized gains (losses) on investments	(8,377)	7,270	2	(434)

Change in net unrealized appreciation (depreciation)
of investments	37,070	8,879	158	3,324

Net gains (losses) on investments	30,300	16,150	160	2,919

Net increase (decrease) in net assets resulting from operations	$30,300	$16,150	$160	$2,919

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Bond Market Index Class 1 Division (1)	Calvert EAFE International Index Class F Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Assets
Investments in shares of mutual funds, at fair value	$1,181,714	$199,706	$1,482,035	$2,871,200
Total assets	1,181,714	199,706	1,482,035	2,871,200
Total liabilities	—	—	—	—
Net assets	$1,181,714	$199,706	$1,482,035	$2,871,200

Net assets
Applicable to accumulation units	$1,181,714	$199,706	$1,482,035	$2,871,200
Total net assets	$1,181,714	$199,706	$1,482,035	$2,871,200

Investments in shares of mutual funds, at cost	$1,180,883	$173,768	$1,448,701	$2,524,062

Shares of mutual funds owned	105,416	2,134	25,521	32,059

Accumulation units outstanding	91,430	14,219	116,469	89,037

Statements of Operations
Year ended December 31, 2020
	Bond Market Index Class 1 Division (1)	Calvert EAFE International Index Class F Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Net investment income (loss)
Investment income:
Dividends	$10,389	$4,947	$37,997	$20,040

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,389	4,947	37,997	20,040

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,354)	(813)	13,679	(12,401)
Capital gains distributions	—	—	—	112,070
Total realized gains (losses) on investments	(1,354)	(813)	13,679	99,669

Change in net unrealized appreciation (depreciation)
of investments	830	25,938	22,256	342,978

Net gains (losses) on investments	9,865	30,072	73,932	462,687

Net increase (decrease) in net assets resulting from operations	$9,865	$30,072	$73,932	$462,687

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division (1)

Assets
Investments in shares of mutual funds, at fair value	$346,579	$3,161,271	$494,193	$780,636
Total assets	346,579	3,161,271	494,193	780,636
Total liabilities	—	—	—	—
Net assets	$346,579	$3,161,271	$494,193	$780,636

Net assets
Applicable to accumulation units	$346,579	$3,161,271	$494,193	$780,636
Total net assets	$346,579	$3,161,271	$494,193	$780,636

Investments in shares of mutual funds, at cost	$284,805	$2,815,194	$390,263	$644,617

Shares of mutual funds owned	2,088	26,124	19,289	21,329

Accumulation units outstanding	15,481	104,015	31,236	26,015

Statements of Operations
Year ended December 31, 2020
	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division (1)

Net investment income (loss)
Investment income:
Dividends	$5,146	$31,650	$1,147	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	5,146	31,650	1,147	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,696	2,898	1,924	11,067
Capital gains distributions	10,137	92,883	4,422	42,266
Total realized gains (losses) on investments	21,833	95,781	6,346	53,333

Change in net unrealized appreciation (depreciation)
of investments	26,386	285,610	64,576	136,019

Net gains (losses) on investments	53,365	413,041	72,069	189,352

Net increase (decrease) in net assets resulting from operations	$53,365	$413,041	$72,069	$189,352

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division (1)	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,745,666	$7,684	$1,863,407	$2,339,307
Total assets	3,745,666	7,684	1,863,407	2,339,307
Total liabilities	—	—	—	—
Net assets	$3,745,666	$7,684	$1,863,407	$2,339,307

Net assets
Applicable to accumulation units	$3,745,666	$7,684	$1,863,407	$2,339,307
Total net assets	$3,745,666	$7,684	$1,863,407	$2,339,307

Investments in shares of mutual funds, at cost	$3,609,926	$7,226	$1,877,990	$2,182,264

Shares of mutual funds owned	308,285	1,513	54,838	102,827

Accumulation units outstanding	120,737	602	66,881	91,330

Statements of Operations
Year ended December 31, 2020
	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division (1)	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Net investment income (loss)
Investment income:
Dividends	$114,527	$—	$14,432	$5,026

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	114,527	—	14,432	5,026

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	15,352	3	(47,738)	(62,810)
Capital gains distributions	—	—	82,287	46,184
Total realized gains (losses) on investments	15,352	3	34,549	(16,626)

Change in net unrealized appreciation (depreciation)
of investments	97,206	458	(46,593)	280,660

Net gains (losses) on investments	227,085	461	2,388	269,060

Net increase (decrease) in net assets resulting from operations	$227,085	$461	$2,388	$269,060

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,987,787	$10,503	$374,184	$8,465,207
Total assets	3,987,787	10,503	374,184	8,465,207
Total liabilities	—	—	—	—
Net assets	$3,987,787	$10,503	$374,184	$8,465,207

Net assets
Applicable to accumulation units	$3,987,787	$10,503	$374,184	$8,465,207
Total net assets	$3,987,787	$10,503	$374,184	$8,465,207

Investments in shares of mutual funds, at cost	$3,402,546	$9,827	$393,843	$7,383,253

Shares of mutual funds owned	224,411	768	31,208	296,608

Accumulation units outstanding	106,384	908	16,735	291,017

Statements of Operations
Year ended December 31, 2020
	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$79,193	$—	$3,266	$125,578

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	79,193	—	3,266	125,578

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,355)	200	(18,108)	34,628
Capital gains distributions	—	—	24,038	183,139
Total realized gains (losses) on investments	(6,355)	200	5,930	217,767

Change in net unrealized appreciation (depreciation)
of investments	479,774	676	9,556	295,210

Net gains (losses) on investments	552,612	876	18,752	638,555

Net increase (decrease) in net assets resulting from operations	$552,612	$876	$18,752	$638,555

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$11,739,974	$1,950,279	$44,765	$14,358,883
Total assets	11,739,974	1,950,279	44,765	14,358,883
Total liabilities	—	—	—	—
Net assets	$11,739,974	$1,950,279	$44,765	$14,358,883

Net assets
Applicable to accumulation units	$11,739,974	$1,950,279	$44,765	$14,358,883
Total net assets	$11,739,974	$1,950,279	$44,765	$14,358,883

Investments in shares of mutual funds, at cost	$8,549,657	$1,750,149	$38,520	$14,358,884

Shares of mutual funds owned	251,230	84,136	3,581	14,358,884

Accumulation units outstanding	192,192	59,458	3,506	1,374,248

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division	Fidelity VIP Government Money Market Service Class Division

Net investment income (loss)
Investment income:
Dividends	$6,822	$26,711	$371	$24,892

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,822	26,711	371	24,892

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	58,990	9,577	(31,119)	—
Capital gains distributions	46,996	59,830	—	—
Total realized gains (losses) on investments	105,986	69,407	(31,119)	—

Change in net unrealized appreciation or (depreciation)
of investments	2,501,722	80,674	5,957	—

Net gains (losses) on investments	2,614,530	176,792	(24,791)	24,892

Net increase (decrease) in net assets resulting from operations	$2,614,530	$176,792	$(24,791)	$24,892

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$2,967,137	$411,717	$5,723,465	$551,652
Total assets	2,967,137	411,717	5,723,465	551,652
Total liabilities	—	—	—	—
Net assets	$2,967,137	$411,717	$5,723,465	$551,652

Net assets
Applicable to accumulation units	$2,967,137	$411,717	$5,723,465	$551,652
Total net assets	$2,967,137	$411,717	$5,723,465	$551,652

Investments in shares of mutual funds, at cost	$3,011,025	$388,742	$4,810,343	$541,270

Shares of mutual funds owned	582,934	37,703	153,485	47,230

Accumulation units outstanding	87,203	33,853	97,567	46,120

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$142,585	$2,325	$17,766	$15,960

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	142,585	2,325	17,766	15,960

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	283	(25,778)	(37,052)	2,147
Capital gains distributions	—	31	—	4,606
Total realized gains (losses) on investments	283	(25,747)	(37,052)	6,753

Change in net unrealized appreciation (depreciation)
of investments	(60,331)	22,842	962,774	10,381

Net gains (losses) on investments	82,537	(580)	943,488	33,094

Net increase (decrease) in net assets resulting from operations	$82,537	$(580)	$943,488	$33,094

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Total Market Index Service Class 2 Division	Franklin Income VIP Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$922,837	$73,492	$2,285,672	$1,213
Total assets	922,837	73,492	2,285,672	1,213
Total liabilities	—	—	—	—
Net assets	$922,837	$73,492	$2,285,672	$1,213

Net assets
Applicable to accumulation units	$922,837	$73,492	$2,285,672	$1,213
Total net assets	$922,837	$73,492	$2,285,672	$1,213

Investments in shares of mutual funds, at cost	$791,423	$67,966	$2,440,816	$1,108

Shares of mutual funds owned	65,682	4,886	135,167	73

Accumulation units outstanding	68,104	2,160	61,511	43

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Total Market Index Service Class 2 Division	Franklin Income VIP Class 2 Division (1)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$10,189	$4,322	$49,368	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,189	4,322	49,368	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	29,478	(9,295)	(76,389)	—
Capital gains distributions	61	61	39,542	—
Total realized gains (losses) on investments	29,539	(9,234)	(36,847)	—

Change in net unrealized appreciation (depreciation)
of investments	129,659	5,525	(72,571)	106

Net gains (losses) on investments	169,387	613	(60,050)	106

Net increase (decrease) in net assets resulting from operations	$169,387	$613	$(60,050)	$106

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,516,581	$1,143,323	$58,961	$2,233,851
Total assets	3,516,581	1,143,323	58,961	2,233,851
Total liabilities	—	—	—	—
Net assets	$3,516,581	$1,143,323	$58,961	$2,233,851

Net assets
Applicable to accumulation units	$3,516,581	$1,143,323	$58,961	$2,233,851
Total net assets	$3,516,581	$1,143,323	$58,961	$2,233,851

Investments in shares of mutual funds, at cost	$3,092,783	$1,158,724	$58,397	$2,234,766

Shares of mutual funds owned	120,679	78,850	5,691	227,248

Accumulation units outstanding	75,908	26,239	3,295	147,873

Statements of Operations
Year ended December 31, 2020
	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$38,871	$11,286	$703	$55,544

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	38,871	11,286	703	55,544

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(33,579)	(20,510)	174	(26,788)
Capital gains distributions	164,848	48,004	—	—
Total realized gains (losses) on investments	131,269	27,494	174	(26,788)

Change in net unrealized appreciation (depreciation)
of investments	329,068	65,935	563	21,731

Net gains (losses) on investments	499,208	104,715	1,440	50,487

Net increase (decrease) in net assets resulting from operations	$499,208	$104,715	$1,440	$50,487

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Assets
Investments in shares of mutual funds, at fair value	$3,829,249	$354,473	$122,437	$270,218
Total assets	3,829,249	354,473	122,437	270,218
Total liabilities	—	—	—	—
Net assets	$3,829,249	$354,473	$122,437	$270,218

Net assets
Applicable to accumulation units	$3,829,249	$354,473	$122,437	$270,218
Total net assets	$3,829,249	$354,473	$122,437	$270,218

Investments in shares of mutual funds, at cost	$3,146,091	$266,186	$110,954	$293,328

Shares of mutual funds owned	192,039	4,204	7,749	8,924

Accumulation units outstanding	75,595	9,523	10,026	6,145

Statements of Operations
Year ended December 31, 2020
	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Net investment income (loss)
Investment income:
Dividends	$73,094	$—	$916	$2,435

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	73,094	—	916	2,435

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	33,169	7,285	(3,317)	(106)
Capital gains distributions	—	22,999	976	52,621
Total realized gains (losses) on investments	33,169	30,284	(2,341)	52,515

Change in net unrealized appreciation (depreciation)
of investments	488,847	74,787	13,606	(22,200)

Net gains (losses) on investments	595,110	105,071	12,181	32,750

Net increase (decrease) in net assets resulting from operations	$595,110	$105,071	$12,181	$32,750

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Invesco Global Real Estate Series I Division (1)	Invesco Health Care Series I Division	Invesco International Growth Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Assets
Investments in shares of mutual funds, at fair value	$85,426	$4,240,665	$43,341	$658,477
Total assets	85,426	4,240,665	43,341	658,477
Total liabilities	—	—	—	—
Net assets	$85,426	$4,240,665	$43,341	$658,477

Net assets
Applicable to accumulation units	$85,426	$4,240,665	$43,341	$658,477
Total net assets	$85,426	$4,240,665	$43,341	$658,477

Investments in shares of mutual funds, at cost	$90,885	$3,475,753	$39,539	$744,609

Shares of mutual funds owned	5,815	125,873	1,019	64,304

Accumulation units outstanding	7,148	98,065	1,096	24,542

Statements of Operations
Year ended December 31, 2020
	Invesco Global Real Estate Series I Division (1)	Invesco Health Care Series I Division	Invesco International Growth Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Net investment income (loss)
Investment income:
Dividends	$3,596	$11,269	$1,809	$2,673

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,596	11,269	1,809	2,673

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,122)	(75,450)	11,952	(3,333)
Capital gains distributions	2,008	85,787	1,743	115,584
Total realized gains (losses) on investments	886	10,337	13,695	112,251

Change in net unrealized appreciation (depreciation)
of investments	(5,459)	483,852	3,802	(55,877)

Net gains (losses) on investments	(977)	505,458	19,306	59,047

Net increase (decrease) in net assets resulting from operations	$(977)	$505,458	$19,306	$59,047

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Janus Henderson Balanced Service Shares Division (2)	Janus Henderson Enterprise Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$921,770	$59,448	$601,473	$2,036,389
Total assets	921,770	59,448	601,473	2,036,389
Total liabilities	—	—	—	—
Net assets	$921,770	$59,448	$601,473	$2,036,389

Net assets
Applicable to accumulation units	$921,770	$59,448	$601,473	$2,036,389
Total net assets	$921,770	$59,448	$601,473	$2,036,389

Investments in shares of mutual funds, at cost	$772,858	$56,779	$549,976	$1,710,284

Shares of mutual funds owned	34,254	556	13,047	23,284

Accumulation units outstanding	25,531	3,964	13,664	36,349

Statements of Operations
Year ended December 31, 2020
	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Janus Henderson Balanced Service Shares Division (2)	Janus Henderson Enterprise Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$2,652	$—	$7,410	$511

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,652	—	7,410	511

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(15,357)	3,303	679	(13,444)
Capital gains distributions	10,576	—	2,447	86,746
Total realized gains (losses) on investments	(4,781)	3,303	3,126	73,302

Change in net unrealized appreciation (depreciation)
of investments	161,093	2,668	51,497	298,585

Net gains (losses) on investments	158,964	5,971	62,033	372,398

Net increase (decrease) in net assets resulting from operations	$158,964	$5,971	$62,033	$372,398

(1) Commenced operations April 30, 2020.
(2) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Flexible Bond Service Shares Division (1)	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division (1)	Janus Henderson Global Technology Service and Innovation Shares Division (2)

Assets
Investments in shares of mutual funds, at fair value	$277,455	$5,120,429	$3,223	$1,284,069
Total assets	277,455	5,120,429	3,223	1,284,069
Total liabilities	—	—	—	—
Net assets	$277,455	$5,120,429	$3,223	$1,284,069

Net assets
Applicable to accumulation units	$277,455	$5,120,429	$3,223	$1,284,069
Total net assets	$277,455	$5,120,429	$3,223	$1,284,069

Investments in shares of mutual funds, at cost	$275,702	$3,709,573	$2,808	$1,075,817

Shares of mutual funds owned	19,847	96,685	52	62,637

Accumulation units outstanding	10,541	119,877	105	72,757

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Flexible Bond Service Shares Division (1)	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division (1)	Janus Henderson Global Technology Service and Innovation Shares Division (2)

Net investment income (loss)
Investment income:
Dividends	$3,548	$25,333	$11	$12

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,548	25,333	11	12

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,467	131,086	18	8,873
Capital gains distributions	—	286,964	58	33,503
Total realized gains (losses) on investments	1,467	418,050	76	42,376

Change in net unrealized appreciation (depreciation)
of investments	1,753	966,358	416	197,577

Net gains (losses) on investments	6,768	1,409,741	503	239,965

Net increase (decrease) in net assets resulting from operations	$6,768	$1,409,741	$503	$239,965

(1) Commenced operations January 1, 2020.
(2) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$12,551,734	$21,066,352	$1,317,018	$417,473
Total assets	12,551,734	21,066,352	1,317,018	417,473
Total liabilities	—	—	—	—
Net assets	$12,551,734	$21,066,352	$1,317,018	$417,473

Net assets
Applicable to accumulation units	$12,551,734	$21,066,352	$1,317,018	$417,473
Total net assets	$12,551,734	$21,066,352	$1,317,018	$417,473

Investments in shares of mutual funds, at cost	$9,709,579	$17,739,112	$1,069,236	$382,367

Shares of mutual funds owned	259,012	960,180	27,915	39,759

Accumulation units outstanding	127,290	530,768	38,246	25,081

Statements of Operations
Year ended December 31, 2020
	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net investment income (loss)
Investment income:
Dividends	$2,199	$270,518	$—	$1,896

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,199	270,518	—	1,896

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	200,244	861,371	5,232	1,716
Capital gains distributions	503,738	964,090	114,028	24,519
Total realized gains (losses) on investments	703,982	1,825,461	119,260	26,235

Change in net unrealized appreciation (depreciation)
of investments	2,028,734	760,851	269,529	42,218

Net gains (losses) on investments	2,734,915	2,856,830	388,789	70,349

Net increase (decrease) in net assets resulting from operations	$2,734,915	$2,856,830	$388,789	$70,349

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Global Equity Service Class Division (1)	MFS Growth Service Class Division (1)	MFS Inflation-Adjusted Bond Service Class Division (1)	MFS International Intrinsic Value Service Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$148,211	$289,926	$43,452	$556,923
Total assets	148,211	289,926	43,452	556,923
Total liabilities	—	—	—	—
Net assets	$148,211	$289,926	$43,452	$556,923

Net assets
Applicable to accumulation units	$148,211	$289,926	$43,452	$556,923
Total net assets	$148,211	$289,926	$43,452	$556,923

Investments in shares of mutual funds, at cost	$123,058	$275,500	$42,179	$493,857

Shares of mutual funds owned	6,082	4,128	3,645	16,157

Accumulation units outstanding	4,093	4,096	3,576	26,292

Statements of Operations
Year ended December 31, 2020
	MFS Global Equity Service Class Division (1)	MFS Growth Service Class Division (1)	MFS Inflation-Adjusted Bond Service Class Division (1)	MFS International Intrinsic Value Service Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$1,032	$—	$28	$1,869

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,032	—	28	1,869

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,579	17,918	305	5,687
Capital gains distributions	4,095	8,851	185	4,890
Total realized gains (losses) on investments	6,674	26,769	490	10,577

Change in net unrealized appreciation (depreciation)
of investments	25,152	14,426	1,273	63,066

Net gains (losses) on investments	32,858	41,195	1,791	75,512

Net increase (decrease) in net assets resulting from operations	$32,858	$41,195	$1,791	$75,512

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$967,757	$1,525,822	$505,049	$275,006
Total assets	967,757	1,525,822	505,049	275,006
Total liabilities	—	—	—	—
Net assets	$967,757	$1,525,822	$505,049	$275,006

Net assets
Applicable to accumulation units	$967,757	$1,525,822	$505,049	$275,006
Total net assets	$967,757	$1,525,822	$505,049	$275,006

Investments in shares of mutual funds, at cost	$889,214	$1,198,380	$469,009	$238,991

Shares of mutual funds owned	113,854	64,626	58,252	15,363

Accumulation units outstanding	66,672	22,727	29,539	19,195

Statements of Operations
Year ended December 31, 2020
	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$7,698	$—	$2,892	$4,070

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,698	—	2,892	4,070

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(43,844)	35,768	(7,817)	308
Capital gains distributions	31,795	108,668	31,821	7,766
Total realized gains (losses) on investments	(12,049)	144,436	24,004	8,074

Change in net unrealized appreciation (depreciation)
of investments	55,433	312,215	46,631	36,015

Net gains (losses) on investments	51,082	456,651	73,527	48,159

Net increase (decrease) in net assets resulting from operations	$51,082	$456,651	$73,527	$48,159

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	MFS Total Return Service Class Division (1)	MFS Utilities Service Class Division	MFS Value Service Class Division (1)	MidCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$18,661	$2,947,542	$239,467	$7,095,671
Total assets	18,661	2,947,542	239,467	7,095,671
Total liabilities	—	—	—	—
Net assets	$18,661	$2,947,542	$239,467	$7,095,671

Net assets
Applicable to accumulation units	$18,661	$2,947,542	$239,467	$7,095,671
Total net assets	$18,661	$2,947,542	$239,467	$7,095,671

Investments in shares of mutual funds, at cost	$17,348	$2,523,047	$215,231	$6,278,047

Shares of mutual funds owned	732	84,968	11,997	111,410

Accumulation units outstanding	816	131,111	5,847	48,948

Statements of Operations
Year ended December 31, 2020
	MFS Total Return Service Class Division (1)	MFS Utilities Service Class Division	MFS Value Service Class Division (1)	MidCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$61	$57,883	$1,471	$41,752

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	61	57,883	1,471	41,752

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	95	(12,463)	902	11,557
Capital gains distributions	79	68,488	4,945	556,761
Total realized gains (losses) on investments	174	56,025	5,847	568,318

Change in net unrealized appreciation (depreciation)
of investments	1,313	60,993	24,236	497,564

Net gains (losses) on investments	1,548	174,901	31,554	1,107,634

Net increase (decrease) in net assets resulting from operations	$1,548	$174,901	$31,554	$1,107,634

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Neuberger Berman AMT Sustainable Equity I Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division (1)	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$430,135	$38,595	$12,875	$383,672
Total assets	430,135	38,595	12,875	383,672
Total liabilities	—	—	—	—
Net assets	$430,135	$38,595	$12,875	$383,672

Net assets
Applicable to accumulation units	$430,135	$38,595	$12,875	$383,672
Total net assets	$430,135	$38,595	$12,875	$383,672

Investments in shares of mutual funds, at cost	$368,583	$30,096	$11,372	$366,317

Shares of mutual funds owned	14,015	6,379	958	47,899

Accumulation units outstanding	32,864	6,216	855	18,100

Statements of Operations
Year ended December 31, 2020
	Neuberger Berman AMT Sustainable Equity I Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division (1)	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$2,284	$1,336	$353	$7,932

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,284	1,336	353	7,932

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	884	85	39	(3,810)
Capital gains distributions	15,689	—	—	—
Total realized gains (losses) on investments	16,573	85	39	(3,810)

Change in net unrealized appreciation (depreciation)
of investments	52,009	8,499	1,503	17,354

Net gains (losses) on investments	70,866	9,920	1,895	21,476

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	PIMCO Long Term U.S. Government Administrative Class Division (1)	PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division (1)	PIMCO Short-Term Administrative Class Division (1)

Assets
Investments in shares of mutual funds, at fair value	$42,200	$34,309	$319,840	$585,707
Total assets	42,200	34,309	319,840	585,707
Total liabilities	—	—	—	—
Net assets	$42,200	$34,309	$319,840	$585,707

Net assets
Applicable to accumulation units	$42,200	$34,309	$319,840	$585,707
Total net assets	$42,200	$34,309	$319,840	$585,707

Investments in shares of mutual funds, at cost	$43,405	$34,292	$308,983	$585,084

Shares of mutual funds owned	2,857	3,305	22,977	56,210

Accumulation units outstanding	2,705	3,125	20,945	48,454

Statements of Operations
Year ended December 31, 2020
	PIMCO Long Term U.S. Government Administrative Class Division (1)	PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division (1)	PIMCO Short-Term Administrative Class Division (1)

Net investment income (loss)
Investment income:
Dividends	$287	$49	$1,909	$1,221

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	287	49	1,909	1,221

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(69)	54	1,673	454
Capital gains distributions	170	—	—	—
Total realized gains (losses) on investments	101	54	1,673	454

Change in net unrealized appreciation (depreciation)
of investments	(1,205)	16	10,856	622

Net gains (losses) on investments	(817)	119	14,438	2,297

Net increase (decrease) in net assets resulting from operations	$(817)	$119	$14,438	$2,297

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	PIMCO Total Return Administrative Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$321,395	$2,433,603	$530,504	$2,358,240
Total assets	321,395	2,433,603	530,504	2,358,240
Total liabilities	—	—	—	—
Net assets	$321,395	$2,433,603	$530,504	$2,358,240

Net assets
Applicable to accumulation units	$321,395	$2,433,603	$530,504	$2,358,240
Total net assets	$321,395	$2,433,603	$530,504	$2,358,240

Investments in shares of mutual funds, at cost	$318,020	$1,950,214	$510,085	$2,205,944

Shares of mutual funds owned	27,730	70,951	39,036	157,321

Accumulation units outstanding	20,294	123,257	21,466	81,139

Statements of Operations
Year ended December 31, 2020
	PIMCO Total Return Administrative Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,658	$25,718	$5,830	$33,495

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,658	25,718	5,830	33,495

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	631	18,419	2,606	25,222
Capital gains distributions	325	96,384	4,279	23,250
Total realized gains (losses) on investments	956	114,803	6,885	48,472

Change in net unrealized appreciation (depreciation)
of investments	3,375	257,295	18,920	122,050

Net gains (losses) on investments	6,989	397,816	31,635	204,017

Net increase (decrease) in net assets resulting from operations	$6,989	$397,816	$31,635	$204,017

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$10,994,240	$8,044,261	$3,696,829	$2,849,739
Total assets	10,994,240	8,044,261	3,696,829	2,849,739
Total liabilities	—	—	—	—
Net assets	$10,994,240	$8,044,261	$3,696,829	$2,849,739

Net assets
Applicable to accumulation units	$10,994,240	$8,044,261	$3,696,829	$2,849,739
Total net assets	$10,994,240	$8,044,261	$3,696,829	$2,849,739

Investments in shares of mutual funds, at cost	$9,727,940	$6,813,359	$3,129,001	$2,380,278

Shares of mutual funds owned	757,701	444,680	211,610	172,816

Accumulation units outstanding	353,578	238,272	106,370	140,398

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$147,752	$121,210	$50,521	$34,243

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	147,752	121,210	50,521	34,243

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	43,060	76,575	50,615	33,584
Capital gains distributions	122,948	126,663	63,156	49,002
Total realized gains (losses) on investments	166,008	203,238	113,771	82,586

Change in net unrealized appreciation (depreciation)
of investments	947,625	779,248	377,240	303,031

Net gains (losses) on investments	1,261,385	1,103,696	541,532	419,860

Net increase (decrease) in net assets resulting from operations	$1,261,385	$1,103,696	$541,532	$419,860

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)

Assets
Investments in shares of mutual funds, at fair value	$476,848	$1,410,585	$6,386,297	$25,399
Total assets	476,848	1,410,585	6,386,297	25,399
Total liabilities	—	—	—	—
Net assets	$476,848	$1,410,585	$6,386,297	$25,399

Net assets
Applicable to accumulation units	$476,848	$1,410,585	$6,386,297	$25,399
Total net assets	$476,848	$1,410,585	$6,386,297	$25,399

Investments in shares of mutual funds, at cost	$454,883	$1,120,055	$6,761,241	$21,438

Shares of mutual funds owned	37,138	96,947	334,186	285

Accumulation units outstanding	21,967	55,201	68,144	2,141

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)

Net investment income (loss)
Investment income:
Dividends	$7,735	$288	$110,758	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,735	288	110,758	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,575)	31,468	(52,959)	27
Capital gains distributions	289	40,709	328,747	—
Total realized gains (losses) on investments	(3,286)	72,177	275,788	27

Change in net unrealized appreciation (depreciation)
of investments	18,229	197,798	(476,827)	3,962

Net gains (losses) on investments	22,678	270,263	(90,281)	3,989

Net increase (decrease) in net assets resulting from operations	$22,678	$270,263	$(90,281)	$3,989

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	Rydex Utilities Division (1)	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,664	$23,974,965	$6,118,134	$30,910,555
Total assets	2,664	23,974,965	6,118,134	30,910,555
Total liabilities	—	—	—	—
Net assets	$2,664	$23,974,965	$6,118,134	$30,910,555

Net assets
Applicable to accumulation units	$2,664	$23,974,965	$6,118,134	$30,910,555
Total net assets	$2,664	$23,974,965	$6,118,134	$30,910,555

Investments in shares of mutual funds, at cost	$2,679	$22,005,387	$5,656,737	$26,478,459

Shares of mutual funds owned	86	1,452,148	477,979	1,421,175

Accumulation units outstanding	217	1,001,762	277,381	1,230,727

Statements of Operations
Year ended December 31, 2020
	Rydex Utilities Division (1)	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$468,967	$129,416	$493,720

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	468,967	129,416	493,720

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(68,437)	(7,013)	42,600
Capital gains distributions	—	671,672	100,868	427,756
Total realized gains (losses) on investments	—	603,235	93,855	470,356

Change in net unrealized appreciation (depreciation)
of investments	(15)	1,371,325	295,081	2,690,199

Net gains (losses) on investments	(15)	2,443,527	518,352	3,654,275

Net increase (decrease) in net assets resulting from operations	$(15)	$2,443,527	$518,352	$3,654,275

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$4,987,028	$49,366,157	$3,972,261	$3,892,705
Total assets	4,987,028	49,366,157	3,972,261	3,892,705
Total liabilities	—	—	—	—
Net assets	$4,987,028	$49,366,157	$3,972,261	$3,892,705

Net assets
Applicable to accumulation units	$4,987,028	$49,366,157	$3,972,261	$3,892,705
Total net assets	$4,987,028	$49,366,157	$3,972,261	$3,892,705

Investments in shares of mutual funds, at cost	$4,855,531	$41,344,074	$3,965,706	$3,375,261

Shares of mutual funds owned	389,307	2,042,456	1,527,792	225,533

Accumulation units outstanding	237,428	1,899,830	275,022	82,958

Statements of Operations
Year ended December 31, 2020
	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$116,163	$721,588	$81,868	$14,884

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	116,163	721,588	81,868	14,884

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(10,859)	(106,002)	(13,989)	(16,491)
Capital gains distributions	93,136	980,557	—	218,173
Total realized gains (losses) on investments	82,277	874,555	(13,989)	201,682

Change in net unrealized appreciation (depreciation)
of investments	115,683	5,126,405	(9,543)	513,128

Net gains (losses) on investments	314,123	6,722,548	58,336	729,694

Net increase (decrease) in net assets resulting from operations	$314,123	$6,722,548	$58,336	$729,694

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	T. Rowe Price Health Sciences Portfolio II Division (1)	Templeton Developing Markets VIP Class 2 Division (1)	Templeton Foreign VIP Class 2 Division (1)	Templeton Global Bond VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$147,972	$67,764	$12,168	$1,998,995
Total assets	147,972	67,764	12,168	1,998,995
Total liabilities	—	—	—	—
Net assets	$147,972	$67,764	$12,168	$1,998,995

Net assets
Applicable to accumulation units	$147,972	$67,764	$12,168	$1,998,995
Total net assets	$147,972	$67,764	$12,168	$1,998,995

Investments in shares of mutual funds, at cost	$146,167	$59,498	$10,649	$2,263,026

Shares of mutual funds owned	2,553	5,822	916	144,645

Accumulation units outstanding	7,836	2,790	999	126,494

Statements of Operations
Year ended December 31, 2020
	T. Rowe Price Health Sciences Portfolio II Division (1)	Templeton Developing Markets VIP Class 2 Division (1)	Templeton Foreign VIP Class 2 Division (1)	Templeton Global Bond VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$172	$62	$157,288

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	172	62	157,288

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,932	151	336	(61,915)
Capital gains distributions	8,232	108	—	—
Total realized gains (losses) on investments	11,164	259	336	(61,915)

Change in net unrealized appreciation (depreciation)
of investments	1,805	8,267	1,519	(197,151)

Net gains (losses) on investments	12,969	8,698	1,917	(101,778)

Net increase (decrease) in net assets resulting from operations	$12,969	$8,698	$1,917	$(101,778)

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$535,146	$2,374,381	$1,485,222	$993,779
Total assets	535,146	2,374,381	1,485,222	993,779
Total liabilities	—	—	—	—
Net assets	$535,146	$2,374,381	$1,485,222	$993,779

Net assets
Applicable to accumulation units	$535,146	$2,374,381	$1,485,222	$993,779
Total net assets	$535,146	$2,374,381	$1,485,222	$993,779

Investments in shares of mutual funds, at cost	$517,127	$2,267,012	$1,418,709	$855,762

Shares of mutual funds owned	45,351	201,903	121,243	46,115

Accumulation units outstanding	35,028	146,783	91,575	148,196

Statements of Operations
Year ended December 31, 2020
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$11,242	$46,258	$31,441	$4,052

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	11,242	46,258	31,441	4,052

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(11,147)	(19,397)	(573)	(47,690)
Capital gains distributions	6,904	—	11,838	—
Total realized gains (losses) on investments	(4,243)	(19,397)	11,265	(47,690)

Change in net unrealized appreciation (depreciation)
of investments	9,257	96,832	49,089	205,275

Net gains (losses) on investments	16,256	123,693	91,795	161,637

Net increase (decrease) in net assets resulting from operations	$16,256	$123,693	$91,795	$161,637

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2020
	VanEck Global Hard Assets Initial Class Division (1)	Vanguard VIF Balanced Division (2)	Vanguard VIF Mid-Cap Index Division (1)	Wanger International Division

Assets
Investments in shares of mutual funds, at fair value	$1,667	$84,000	$1,761,355	$898,546
Total assets	1,667	84,000	1,761,355	898,546
Total liabilities	—	—	—	—
Net assets	$1,667	$84,000	$1,761,355	$898,546

Net assets
Applicable to accumulation units	$1,667	$84,000	$1,761,355	$898,546
Total net assets	$1,667	$84,000	$1,761,355	$898,546

Investments in shares of mutual funds, at cost	$1,525	$80,694	$1,536,004	$773,924

Shares of mutual funds owned	74	3,271	68,349	32,056

Accumulation units outstanding	209	1,907	30,788	61,652

Statements of Operations
Year ended December 31, 2020
	VanEck Global Hard Assets Initial Class Division (1)	Vanguard VIF Balanced Division (2)	Vanguard VIF Mid-Cap Index Division (1)	Wanger International Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$3,234	$14,205

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	3,234	14,205

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1	343	47,647	(67,658)
Capital gains distributions	—	—	12,109	25,353
Total realized gains (losses) on investments	1	343	59,756	(42,305)

Change in net unrealized appreciation (depreciation)
of investments	142	3,306	225,351	150,524

Net gains (losses) on investments	143	3,649	288,341	122,424

Net increase (decrease) in net assets resulting from operations	$143	$3,649	$288,341	$122,424

(1) Commenced operations January 1, 2020.
(2) Commenced operations June 8, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Global Thematic Growth Class A Division (1)	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division

Net assets as of January 1, 2019	$—	$824,662	$148,170	$1,233,995
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9,717	—	9,442
Total realized gains (losses) on investments	—	(9,892)	24,892	153,913
Change in net unrealized appreciation (depreciation)
of investments	—	152,003	30,567	102,190
Net gains (losses) on investments	—	151,828	55,459	265,545
Net increase (decrease) in net assets resulting from operations	—	151,828	55,459	265,545
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	262,744	32,341	587,598
Contract terminations and surrenders	—	(20,471)	(461)	(33,571)
Death benefit payments	—	(213)	—	—
Policy loan transfers	—	(4,155)	(155)	(5,626)
Transfers to other contracts	—	(49,256)	(6,656)	(130,190)
Cost of insurance and administration charges	—	(52,169)	(7,425)	(110,762)
Mortality and expenses charges	—	(786)	(110)	(1,775)
Surrender charges	—	(10,274)	(231)	(16,848)
Increase (decrease) in net assets from policy related transactions	—	125,420	17,303	288,826
Total increase (decrease)	—	277,248	72,762	554,371
Net assets as of December 31, 2019	—	1,101,910	220,932	1,788,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	21,417	—	18,153
Total realized gains (losses) on investments	1,427	(18,476)	23,126	38,719
Change in net unrealized appreciation (depreciation)
of investments	4,024	54,689	110,540	104,400
Net gains (losses) on investments	5,521	57,630	133,666	161,272
Net increase (decrease) in net assets resulting from operations	5,521	57,630	133,666	161,272
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	27,859	352,517	64,592	884,604
Contract terminations and surrenders	(20)	(11,787)	(1,138)	(42,051)
Death benefit payments	—	—	—	—
Policy loan transfers	(95)	(797)	(41)	(13,372)
Transfers to other contracts	(2,940)	(215,432)	(15,792)	(315,068)
Cost of insurance and administration charges	(413)	(50,982)	(8,062)	(111,040)
Mortality and expenses charges	(23)	(822)	(129)	(1,829)
Surrender charges	8	(3,343)	(323)	(11,925)
Increase (decrease) in net assets from policy related transactions	24,376	69,354	39,107	389,319
Total increase (decrease)	29,897	126,984	172,773	550,591
Net assets as of December 31, 2020	$29,897	$1,228,894	$393,705	$2,338,957

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class II Division	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division (1)

Net assets as of January 1, 2019	$269,070	$752,031	$547,384	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	17,724	13,158	—
Total realized gains (losses) on investments	58,631	76,580	(4,287)	—
Change in net unrealized appreciation (depreciation)
of investments	45,933	99,223	38,794	—
Net gains (losses) on investments	104,564	193,527	47,665	—
Net increase (decrease) in net assets resulting from operations	104,564	193,527	47,665	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	170,130	336,572	146,070	—
Contract terminations and surrenders	(1,088)	(9,400)	(7,978)	—
Death benefit payments	—	—	(206)	—
Policy loan transfers	(702)	(21,367)	(8,843)	—
Transfers to other contracts	(5,634)	(47,441)	(84,235)	—
Cost of insurance and administration charges	(31,626)	(72,508)	(41,371)	—
Mortality and expenses charges	(613)	(1,083)	(621)	—
Surrender charges	(546)	(4,718)	(4,004)	—
Increase (decrease) in net assets from policy related transactions	129,921	180,055	(1,188)	—
Total increase (decrease)	234,485	373,582	46,477	—
Net assets as of December 31, 2019	503,555	1,125,613	593,861	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21,886	9,026	—
Total realized gains (losses) on investments	68,264	54,156	949	—
Change in net unrealized appreciation (depreciation)
of investments	190,385	86,928	48,376	4
Net gains (losses) on investments	258,649	162,970	58,351	4
Net increase (decrease) in net assets resulting from operations	258,649	162,970	58,351	4
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	208,271	392,777	167,026	157
Contract terminations and surrenders	(1,223)	(10,756)	(5,384)	—
Death benefit payments	—	—	—	—
Policy loan transfers	111	(17,526)	(306)	—
Transfers to other contracts	(37,025)	(58,877)	(41,662)	(6)
Cost of insurance and administration charges	(40,090)	(84,876)	(42,270)	(5)
Mortality and expenses charges	(581)	(1,456)	(671)	(1)
Surrender charges	(347)	(3,050)	(1,527)	—
Increase (decrease) in net assets from policy related transactions	129,116	216,236	75,206	145
Total increase (decrease)	387,765	379,206	133,557	149
Net assets as of December 31, 2020	$891,320	$1,504,819	$727,418	$149

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019
	American Century VP Mid Cap Value Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Capital World Bond Fund Class 2 Division (1)

Net assets as of January 1, 2019	$1,650,645	$948,884	$1,229,539	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	37,327	20,929	34,208	—
Total realized gains (losses) on investments	198,924	82,833	121,301	—
Change in net unrealized appreciation (depreciation)
of investments	252,966	149,080	139,267	—
Net gains (losses) on investments	489,217	252,842	294,776	—
Net increase (decrease) in net assets resulting from operations	489,217	252,842	294,776	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	491,730	295,868	597,190	—
Contract terminations and surrenders	(97,084)	(78,312)	(26,667)	—
Death benefit payments	—	(3,043)	—	—
Policy loan transfers	(32,339)	(9,955)	1,569	—
Transfers to other contracts	(83,728)	(69,109)	(126,619)	—
Cost of insurance and administration charges	(130,449)	(83,571)	(106,541)	—
Mortality and expenses charges	(1,948)	(1,253)	(1,668)	—
Surrender charges	(48,723)	(39,302)	(13,383)	—
Increase (decrease) in net assets from policy related transactions	97,459	11,323	323,881	—
Total increase (decrease)	586,676	264,165	618,657	—
Net assets as of December 31, 2019	2,237,321	1,213,049	1,848,196	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,503	25,200	39,417	1,057
Total realized gains (losses) on investments	(5,601)	33,625	(31,501)	749
Change in net unrealized appreciation (depreciation)
of investments	81,627	(13,059)	225,876	3,644
Net gains (losses) on investments	115,529	45,766	233,792	5,450
Net increase (decrease) in net assets resulting from operations	115,529	45,766	233,792	5,450
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,052,004	344,481	1,476,963	120,818
Contract terminations and surrenders	(38,873)	(27,672)	(94,429)	(402)
Death benefit payments	—	—	—	—
Policy loan transfers	(19,469)	(2,885)	(20,166)	(2,052)
Transfers to other contracts	(251,152)	(56,111)	(338,257)	(12,367)
Cost of insurance and administration charges	(135,673)	(80,817)	(122,998)	(2,362)
Mortality and expenses charges	(2,512)	(1,285)	(2,389)	(137)
Surrender charges	(10,991)	(7,847)	(26,728)	169
Increase (decrease) in net assets from policy related transactions	593,334	167,864	871,996	103,667
Total increase (decrease)	708,863	213,630	1,105,788	109,117
Net assets as of December 31, 2020	$2,946,184	$1,426,679	$2,953,984	$109,117

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series Global Balanced Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net assets as of January 1, 2019	$6,326	$2,377,751	$1,068,234	$852,610
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,430	23,471	21,063	11,263
Total realized gains (losses) on investments	3,357	340,045	43,004	72,866
Change in net unrealized appreciation (depreciation)
of investments	2,790	423,759	204,574	186,204
Net gains (losses) on investments	7,577	787,275	268,641	270,333
Net increase (decrease) in net assets resulting from operations	7,577	787,275	268,641	270,333
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	119,846	919,552	516,487	468,019
Contract terminations and surrenders	—	(41,853)	(22,944)	(15,207)
Death benefit payments	—	(214)	(209)	—
Policy loan transfers	—	(9,096)	(3,779)	(4,958)
Transfers to other contracts	(72)	(269,318)	(110,612)	(165,401)
Cost of insurance and administration charges	(3,292)	(173,171)	(90,240)	(61,034)
Mortality and expenses charges	(49)	(2,715)	(1,450)	(993)
Surrender charges	—	(21,004)	(11,515)	(7,632)
Increase (decrease) in net assets from policy related transactions	116,433	402,181	275,738	212,794
Total increase (decrease)	124,010	1,189,456	544,379	483,127
Net assets as of December 31, 2019	130,336	3,567,207	1,612,613	1,335,737

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,182	15,607	12,452	1,101
Total realized gains (losses) on investments	8,155	232,054	20,095	47,611
Change in net unrealized appreciation (depreciation)
of investments	9,758	2,002,514	289,721	425,475
Net gains (losses) on investments	20,095	2,250,175	322,268	474,187
Net increase (decrease) in net assets resulting from operations	20,095	2,250,175	322,268	474,187
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	92,121	2,209,997	803,263	1,482,902
Contract terminations and surrenders	(3,538)	(191,712)	(22,564)	(21,323)
Death benefit payments	—	—	—	—
Policy loan transfers	1,998	(81,645)	(11,406)	(12,341)
Transfers to other contracts	(16,315)	(403,317)	(218,105)	(419,562)
Cost of insurance and administration charges	(4,795)	(222,205)	(106,645)	(83,575)
Mortality and expenses charges	(59)	(4,065)	(1,932)	(1,612)
Surrender charges	(1,004)	(51,236)	(5,889)	(5,903)
Increase (decrease) in net assets from policy related transactions	68,408	1,255,817	436,722	938,586
Total increase (decrease)	88,503	3,505,992	758,990	1,412,773
Net assets as of December 31, 2020	$218,839	$7,073,199	$2,371,603	$2,748,510

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division (1)	BNY Mellon Sustainable U.S. Equity Service Shares Division (1)	BNY Mellon VIF Appreciation Service Shares Division (1)

Net assets as of January 1, 2019	$195,288	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	874	—	—	—
Total realized gains (losses) on investments	12,786	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	28,331	—	—	—
Net gains (losses) on investments	41,991	—	—	—
Net increase (decrease) in net assets resulting from operations	41,991	—	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	135,632	—	—	—
Contract terminations and surrenders	(9,398)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	757	—	—	—
Transfers to other contracts	(17,939)	—	—	—
Cost of insurance and administration charges	(22,411)	—	—	—
Mortality and expenses charges	(335)	—	—	—
Surrender charges	(4,717)	—	—	—
Increase (decrease) in net assets from policy related transactions	81,589	—	—	—
Total increase (decrease)	123,580	—	—	—
Net assets as of December 31, 2019	318,868	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,607	1	—	29
Total realized gains (losses) on investments	(8,377)	7,270	2	(434)
Change in net unrealized appreciation (depreciation)
of investments	37,070	8,879	158	3,324
Net gains (losses) on investments	30,300	16,150	160	2,919
Net increase (decrease) in net assets resulting from operations	30,300	16,150	160	2,919
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	82,637	75,376	3,004	60,597
Contract terminations and surrenders	(213)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	171	—	—	—
Transfers to other contracts	(53,679)	(170)	(102)	(13,666)
Cost of insurance and administration charges	(21,775)	(1,319)	(31)	(304)
Mortality and expenses charges	(352)	(76)	(2)	(18)
Surrender charges	(61)	—	—	—
Increase (decrease) in net assets from policy related transactions	6,728	73,811	2,869	46,609
Total increase (decrease)	37,028	89,961	3,029	49,528
Net assets as of December 31, 2020	$355,896	$89,961	$3,029	$49,528

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Bond Market Index Class 1 Division (1)	Calvert EAFE International Index Class F Division (1)	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F

Net assets as of January 1, 2019	$—	$—	$751,407	$1,061,307
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	29,459	12,973
Total realized gains (losses) on investments	—	—	269	108,666
Change in net unrealized appreciation (depreciation)
of investments	—	—	41,744	160,138
Net gains (losses) on investments	—	—	71,472	281,777
Net increase (decrease) in net assets resulting from operations	—	—	71,472	281,777
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	318,921	402,858
Contract terminations and surrenders	—	—	(5,129)	(18,201)
Death benefit payments	—	—	(3,024)	—
Policy loan transfers	—	—	(9,906)	(15,598)
Transfers to other contracts	—	—	(101,785)	(52,068)
Cost of insurance and administration charges	—	—	(60,959)	(88,627)
Mortality and expenses charges	—	—	(930)	(1,355)
Surrender charges	—	—	(2,574)	(9,135)
Increase (decrease) in net assets from policy related transactions	—	—	134,614	217,874
Total increase (decrease)	—	—	206,086	499,651
Net assets as of December 31, 2019	—	—	957,493	1,560,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,389	4,947	37,997	20,040
Total realized gains (losses) on investments	(1,354)	(813)	13,679	99,669
Change in net unrealized appreciation (depreciation)
of investments	830	25,938	22,256	342,978
Net gains (losses) on investments	9,865	30,072	73,932	462,687
Net increase (decrease) in net assets resulting from operations	9,865	30,072	73,932	462,687
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,403,968	230,466	1,030,997	1,387,461
Contract terminations and surrenders	(66)	(458)	(67,164)	(45,706)
Death benefit payments	—	—	(8,986)	—
Policy loan transfers	(349)	(2,155)	788	(6,981)
Transfers to other contracts	(216,238)	(55,673)	(409,907)	(371,414)
Cost of insurance and administration charges	(14,649)	(2,589)	(74,789)	(100,931)
Mortality and expenses charges	(845)	(149)	(1,282)	(1,997)
Surrender charges	28	192	(19,047)	(12,877)
Increase (decrease) in net assets from policy related transactions	1,171,849	169,634	450,610	847,555
Total increase (decrease)	1,181,714	199,706	524,542	1,310,242
Net assets as of December 31, 2020	$1,181,714	$199,706	$1,482,035	$2,871,200

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Calvert S&P 500 Index Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division (1)

Net assets as of January 1, 2019	$242,221	$1,744,469	$182,744	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,276	26,213	1,661	—
Total realized gains (losses) on investments	22,229	165,402	5,828	—
Change in net unrealized appreciation (depreciation)
of investments	47,988	278,496	59,760	—
Net gains (losses) on investments	75,493	470,111	67,249	—
Net increase (decrease) in net assets resulting from operations	75,493	470,111	67,249	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	31,993	549,664	101,026	—
Contract terminations and surrenders	(5,689)	(16,431)	(876)	—
Death benefit payments	—	(2,501)	—	—
Policy loan transfers	(309)	30	(6,725)	—
Transfers to other contracts	(1,365)	(82,299)	(3,424)	—
Cost of insurance and administration charges	(14,259)	(128,772)	(28,409)	—
Mortality and expenses charges	(212)	(2,010)	(567)	—
Surrender charges	(2,855)	(8,246)	(440)	—
Increase (decrease) in net assets from policy related transactions	7,304	309,435	60,585	—
Total increase (decrease)	82,797	779,546	127,834	—
Net assets as of December 31, 2019	325,018	2,524,015	310,578	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,146	31,650	1,147	—
Total realized gains (losses) on investments	21,833	95,781	6,346	53,333
Change in net unrealized appreciation (depreciation)
of investments	26,386	285,610	64,576	136,019
Net gains (losses) on investments	53,365	413,041	72,069	189,352
Net increase (decrease) in net assets resulting from operations	53,365	413,041	72,069	189,352
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	20,601	637,907	193,626	785,860
Contract terminations and surrenders	(16,523)	(43,420)	(3,222)	(314)
Death benefit payments	—	(14,095)	—	—
Policy loan transfers	328	(3,674)	(1,121)	(1,493)
Transfers to other contracts	(16,255)	(197,605)	(43,434)	(180,408)
Cost of insurance and administration charges	(15,028)	(138,976)	(32,874)	(11,810)
Mortality and expenses charges	(241)	(2,148)	(515)	(683)
Surrender charges	(4,686)	(13,774)	(914)	132
Increase (decrease) in net assets from policy related transactions	(31,804)	224,215	111,546	591,284
Total increase (decrease)	21,561	637,256	183,615	780,636
Net assets as of December 31, 2020	$346,579	$3,161,271	$494,193	$780,636

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Core Plus Bond Class 1 Division	Delaware High Yield Service Class Division (1)	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division

Net assets as of January 1, 2019	$1,458,054	$—	$1,110,681	$1,319,539
Increase (decrease) in net assets
Operations:
Net investment income (loss)	54,614	—	10,638	4,770
Total realized gains (losses) on investments	(2,518)	—	97,172	25,448
Change in net unrealized appreciation (depreciation)
of investments	99,857	—	225,169	372,662
Net gains (losses) on investments	151,953	—	332,979	402,880
Net increase (decrease) in net assets resulting from operations	151,953	—	332,979	402,880
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	606,240	—	523,622	498,906
Contract terminations and surrenders	(6,689)	—	(49,531)	(53,625)
Death benefit payments	(207)	—	(1,156)	—
Policy loan transfers	(14,783)	—	1,259	(10,878)
Transfers to other contracts	(265,719)	—	(76,277)	(112,587)
Cost of insurance and administration charges	(85,379)	—	(122,802)	(103,296)
Mortality and expenses charges	(1,349)	—	(1,951)	(1,559)
Surrender charges	(3,357)	—	(24,858)	(26,913)
Increase (decrease) in net assets from policy related transactions	228,757	—	248,306	190,048
Total increase (decrease)	380,710	—	581,285	592,928
Net assets as of December 31, 2019	1,838,764	—	1,691,966	1,912,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,527	—	14,432	5,026
Total realized gains (losses) on investments	15,352	3	34,549	(16,626)
Change in net unrealized appreciation (depreciation)
of investments	97,206	458	(46,593)	280,660
Net gains (losses) on investments	227,085	461	2,388	269,060
Net increase (decrease) in net assets resulting from operations	227,085	461	2,388	269,060
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,799,647	7,586	576,136	466,343
Contract terminations and surrenders	(23,419)	—	(52,268)	(17,320)
Death benefit payments	—	—	—	(13,766)
Policy loan transfers	16,747	—	(16,870)	(1,312)
Transfers to other contracts	(950,671)	(300)	(201,568)	(167,751)
Cost of insurance and administration charges	(152,121)	(60)	(119,883)	(101,188)
Mortality and expenses charges	(3,724)	(3)	(1,897)	(1,616)
Surrender charges	(6,642)	—	(14,597)	(5,610)
Increase (decrease) in net assets from policy related transactions	1,679,817	7,223	169,053	157,780
Total increase (decrease)	1,906,902	7,684	171,441	426,840
Net assets as of December 31, 2020	$3,745,666	$7,684	$1,863,407	$2,339,307

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division (1)	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Net assets as of January 1, 2019	$2,052,828	$—	$236,014	$4,172,283
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42,050	—	955	98,711
Total realized gains (losses) on investments	126,975	—	7,531	164,305
Change in net unrealized appreciation (depreciation)
of investments	320,502	—	42,536	988,499
Net gains (losses) on investments	489,527	—	51,022	1,251,515
Net increase (decrease) in net assets resulting from operations	489,527	—	51,022	1,251,515
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	570,262	—	68,913	1,045,157
Contract terminations and surrenders	(26,574)	—	(2,930)	(43,481)
Death benefit payments	(34,718)	—	—	(1,493)
Policy loan transfers	(36,147)	—	(10,913)	(55,666)
Transfers to other contracts	(87,185)	—	(19,706)	(207,518)
Cost of insurance and administration charges	(150,239)	—	(18,847)	(289,829)
Mortality and expenses charges	(2,265)	—	(282)	(4,346)
Surrender charges	(13,336)	—	(1,470)	(21,822)
Increase (decrease) in net assets from policy related transactions	219,798	—	14,765	421,002
Total increase (decrease)	709,325	—	65,787	1,672,517
Net assets as of December 31, 2019	2,762,153	—	301,801	5,844,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79,193	—	3,266	125,578
Total realized gains (losses) on investments	(6,355)	200	5,930	217,767
Change in net unrealized appreciation (depreciation)
of investments	479,774	676	9,556	295,210
Net gains (losses) on investments	552,612	876	18,752	638,555
Net increase (decrease) in net assets resulting from operations	552,612	876	18,752	638,555
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,436,287	16,071	103,234	3,290,610
Contract terminations and surrenders	(35,688)	—	(11,721)	(76,769)
Death benefit payments	—	—	—	(32,138)
Policy loan transfers	(30,325)	—	(919)	(85,907)
Transfers to other contracts	(521,802)	(6,335)	(14,480)	(770,134)
Cost of insurance and administration charges	(162,521)	(103)	(18,856)	(316,642)
Mortality and expenses charges	(2,857)	(6)	(303)	(5,969)
Surrender charges	(10,072)	—	(3,324)	(21,199)
Increase (decrease) in net assets from policy related transactions	673,022	9,627	53,631	1,981,852
Total increase (decrease)	1,225,634	10,503	72,383	2,620,407
Net assets as of December 31, 2020	$3,987,787	$10,503	$374,184	$8,465,207

(1) Commenced operations January 1, 2020.

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)	Fidelity VIP Government Money Market Service Class Division

Net assets as of January 1, 2019	$5,469,453	$992,320	$—	$6,067,517
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,484	22,592	28	128,909
Total realized gains (losses) on investments	678,830	70,340	31	—
Change in net unrealized appreciation (depreciation)
of investments	1,103,719	189,785	287	—
Net gains (losses) on investments	1,798,033	282,717	346	128,909
Net increase (decrease) in net assets resulting from operations	1,798,033	282,717	346	128,909
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,941,609	400,083	3,994	11,259,489
Contract terminations and surrenders	(71,404)	(38,745)	—	(340,720)
Death benefit payments	(9,398)	(91,238)	—	—
Policy loan transfers	(105,199)	(3,116)	—	(31,180)
Transfers to other contracts	(401,918)	(57,185)	—	(8,486,256)
Cost of insurance and administration charges	(462,541)	(80,432)	(48)	(991,742)
Mortality and expenses charges	(7,163)	(1,220)	(12)	(16,453)
Surrender charges	(35,835)	(19,445)	—	(170,996)
Increase (decrease) in net assets from policy related transactions	848,151	108,702	3,934	1,222,142
Total increase (decrease)	2,646,184	391,419	4,280	1,351,051
Net assets as of December 31, 2019	8,115,637	1,383,739	4,280	7,418,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,822	26,711	371	24,892
Total realized gains (losses) on investments	105,986	69,407	(31,119)	—
Change in net unrealized appreciation (depreciation)
of investments	2,501,722	80,674	5,957	—
Net gains (losses) on investments	2,614,530	176,792	(24,791)	24,892
Net increase (decrease) in net assets resulting from operations	2,614,530	176,792	(24,791)	24,892
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,012,682	624,424	135,227	63,381,573
Contract terminations and surrenders	(143,854)	(28,331)	—	(799,445)
Death benefit payments	(19,181)	(12,715)	—	—
Policy loan transfers	(75,472)	37	—	(103,503)
Transfers to other contracts	(1,206,237)	(96,530)	(66,639)	(54,255,926)
Cost of insurance and administration charges	(509,333)	(87,667)	(3,286)	(1,058,714)
Mortality and expenses charges	(8,003)	(1,436)	(26)	(23,997)
Surrender charges	(40,795)	(8,034)	—	(224,565)
Increase (decrease) in net assets from policy related transactions	1,009,807	389,748	65,276	6,915,423
Total increase (decrease)	3,624,337	566,540	40,485	6,940,315
Net assets as of December 31, 2020	$11,739,974	$1,950,279	$44,765	$14,358,883

(1) Commenced operations June 7, 2019.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Strategic Income Service Class 2 Division (2)

Net assets as of January 1, 2019	$2,089,056	$—	$3,025,792	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	125,742	59	26,511	—
Total realized gains (losses) on investments	(17,336)	17	354,037	—
Change in net unrealized appreciation (depreciation)
of investments	202,459	134	357,093	—
Net gains (losses) on investments	310,865	210	737,641	—
Net increase (decrease) in net assets resulting from operations	310,865	210	737,641	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	658,045	4,221	1,179,555	—
Contract terminations and surrenders	(24,375)	—	(48,457)	—
Death benefit payments	—	—	(60,076)	—
Policy loan transfers	135	—	(53,260)	—
Transfers to other contracts	(290,804)	—	(165,775)	—
Cost of insurance and administration charges	(133,547)	(943)	(322,583)	—
Mortality and expenses charges	(2,013)	(21)	(5,104)	—
Surrender charges	(12,233)	—	(24,319)	—
Increase (decrease) in net assets from policy related transactions	195,208	3,257	499,981	—
Total increase (decrease)	506,073	3,467	1,237,622	—
Net assets as of December 31, 2019	2,595,129	3,467	4,263,414	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	142,585	2,325	17,766	15,960
Total realized gains (losses) on investments	283	(25,747)	(37,052)	6,753
Change in net unrealized appreciation (depreciation)
of investments	(60,331)	22,842	962,774	10,381
Net gains (losses) on investments	82,537	(580)	943,488	33,094
Net increase (decrease) in net assets resulting from operations	82,537	(580)	943,488	33,094
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,702,150	581,270	1,501,308	666,177
Contract terminations and surrenders	(31,865)	—	(126,035)	(455)
Death benefit payments	—	—	(28,281)	—
Policy loan transfers	(60,036)	—	(79,117)	12
Transfers to other contracts	(3,158,595)	(156,553)	(375,364)	(134,690)
Cost of insurance and administration charges	(150,846)	(15,581)	(334,991)	(11,984)
Mortality and expenses charges	(2,300)	(306)	(5,215)	(693)
Surrender charges	(9,037)	—	(35,742)	191
Increase (decrease) in net assets from policy related transactions	289,471	408,830	516,563	518,558
Total increase (decrease)	372,008	408,250	1,460,051	551,652
Net assets as of December 31, 2020	$2,967,137	$411,717	$5,723,465	$551,652

(1) Commenced operations June 7, 2019.
(2) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Income VIP Class 2 Division (2)	Franklin Mutual Global Discovery VIP Class 2 Division	Franklin Mutual Shares Class 2 Division (2)

Net assets as of January 1, 2019	$—	$—	$1,622,902	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	364	—	31,238	—
Total realized gains (losses) on investments	97	—	172,746	—
Change in net unrealized appreciation (depreciation)
of investments	1,756	—	200,350	—
Net gains (losses) on investments	2,217	—	404,334	—
Net increase (decrease) in net assets resulting from operations	2,217	—	404,334	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	29,611	—	459,525	—
Contract terminations and surrenders	—	—	(29,806)	—
Death benefit payments	—	—	(599)	—
Policy loan transfers	—	—	(17,128)	—
Transfers to other contracts	—	—	(99,820)	—
Cost of insurance and administration charges	(422)	—	(106,093)	—
Mortality and expenses charges	(8)	—	(1,592)	—
Surrender charges	—	—	(14,959)	—
Increase (decrease) in net assets from policy related transactions	29,181	—	189,528	—
Total increase (decrease)	31,398	—	593,862	—
Net assets as of December 31, 2019	31,398	—	2,216,764	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,189	4,322	49,368	—
Total realized gains (losses) on investments	29,539	(9,234)	(36,847)	—
Change in net unrealized appreciation (depreciation)
of investments	129,659	5,525	(72,571)	106
Net gains (losses) on investments	169,387	613	(60,050)	106
Net increase (decrease) in net assets resulting from operations	169,387	613	(60,050)	106
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	915,991	131,695	535,327	1,209
Contract terminations and surrenders	(2,494)	—	(90,283)	—
Death benefit payments	—	—	(14,499)	—
Policy loan transfers	131	—	236	—
Transfers to other contracts	(174,985)	(57,044)	(163,483)	(97)
Cost of insurance and administration charges	(15,256)	(1,675)	(110,924)	(4)
Mortality and expenses charges	(628)	(97)	(1,813)	(1)
Surrender charges	(707)	—	(25,603)	—
Increase (decrease) in net assets from policy related transactions	722,052	72,879	128,958	1,107
Total increase (decrease)	891,439	73,492	68,908	1,213
Net assets as of December 31, 2020	$922,837	$73,492	$2,285,672	$1,213

(1) Commenced operations June 7, 2019.
(2) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division (1)	Government & High Quality Bond Class 1 Division

Net assets as of January 1, 2019	$2,049,422	$578,248	$—	$1,430,287
Increase (decrease) in net assets
Operations:
Net investment income (loss)	32,050	7,295	—	45,743
Total realized gains (losses) on investments	393,548	102,292	—	(6,273)
Change in net unrealized appreciation (depreciation)
of investments	203,573	50,603	—	59,538
Net gains (losses) on investments	629,171	160,190	—	99,008
Net increase (decrease) in net assets resulting from operations	629,171	160,190	—	99,008
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	535,399	220,886	—	588,258
Contract terminations and surrenders	(12,482)	(15,206)	—	(10,314)
Death benefit payments	(206)	(217)	—	—
Policy loan transfers	(26,850)	(19,715)	—	(23,727)
Transfers to other contracts	(52,514)	(62,533)	—	(174,231)
Cost of insurance and administration charges	(155,939)	(48,011)	—	(109,834)
Mortality and expenses charges	(2,564)	(716)	—	(1,638)
Surrender charges	(6,264)	(7,631)	—	(5,176)
Increase (decrease) in net assets from policy related transactions	278,580	66,857	—	263,338
Total increase (decrease)	907,751	227,047	—	362,346
Net assets as of December 31, 2019	2,957,173	805,295	—	1,792,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,871	11,286	703	55,544
Total realized gains (losses) on investments	131,269	27,494	174	(26,788)
Change in net unrealized appreciation (depreciation)
of investments	329,068	65,935	563	21,731
Net gains (losses) on investments	499,208	104,715	1,440	50,487
Net increase (decrease) in net assets resulting from operations	499,208	104,715	1,440	50,487
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	759,824	402,958	152,914	1,318,474
Contract terminations and surrenders	(61,176)	(22,278)	—	(19,527)
Death benefit payments	(18,727)	—	—	—
Policy loan transfers	(1,006)	752	—	(1,596)
Transfers to other contracts	(430,914)	(93,218)	(93,053)	(770,205)
Cost of insurance and administration charges	(167,622)	(47,796)	(2,212)	(128,658)
Mortality and expenses charges	(2,830)	(787)	(128)	(2,219)
Surrender charges	(17,349)	(6,318)	—	(5,538)
Increase (decrease) in net assets from policy related transactions	60,200	233,313	57,521	390,731
Total increase (decrease)	559,408	338,028	58,961	441,218
Net assets as of December 31, 2020	$3,516,581	$1,143,323	$58,961	$2,233,851

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	International Emerging Markets Class 1 Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series II Division

Net assets as of January 1, 2019	$2,516,278	$141,673	$52,060	$151,813
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26,015	—	459	304
Total realized gains (losses) on investments	75,716	32,007	5,893	20,133
Change in net unrealized appreciation (depreciation)
of investments	353,086	24,215	7,246	22,925
Net gains (losses) on investments	454,817	56,222	13,598	43,362
Net increase (decrease) in net assets resulting from operations	454,817	56,222	13,598	43,362
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	696,983	44,051	20,470	42,009
Contract terminations and surrenders	(59,316)	(336)	(1,991)	(1,666)
Death benefit payments	—	—	(1,164)	—
Policy loan transfers	(9,688)	(56)	(35)	(1,076)
Transfers to other contracts	(294,583)	(17,124)	(4,039)	(22,013)
Cost of insurance and administration charges	(176,806)	(11,446)	(4,844)	(14,876)
Mortality and expenses charges	(2,657)	(246)	(71)	(222)
Surrender charges	(29,769)	(169)	(999)	(836)
Increase (decrease) in net assets from policy related transactions	124,164	14,674	7,327	1,320
Total increase (decrease)	578,981	70,896	20,925	44,682
Net assets as of December 31, 2019	3,095,259	212,569	72,985	196,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,094	—	916	2,435
Total realized gains (losses) on investments	33,169	30,284	(2,341)	52,515
Change in net unrealized appreciation (depreciation)
of investments	488,847	74,787	13,606	(22,200)
Net gains (losses) on investments	595,110	105,071	12,181	32,750
Net increase (decrease) in net assets resulting from operations	595,110	105,071	12,181	32,750
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,011,631	101,960	48,659	59,270
Contract terminations and surrenders	(57,208)	(3,814)	(1)	(644)
Death benefit payments	(18,547)	—	—	—
Policy loan transfers	(25,166)	59	—	(7)
Transfers to other contracts	(583,428)	(46,758)	(5,499)	(2,516)
Cost of insurance and administration charges	(169,432)	(13,335)	(5,796)	(14,720)
Mortality and expenses charges	(2,746)	(198)	(92)	(227)
Surrender charges	(16,224)	(1,081)	—	(183)
Increase (decrease) in net assets from policy related transactions	138,880	36,833	37,271	40,973
Total increase (decrease)	733,990	141,904	49,452	73,723
Net assets as of December 31, 2020	$3,829,249	$354,473	$122,437	$270,218

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Global Real Estate Series I Division (1)	Invesco Health Care Series I Division	Invesco International Growth Series I Division (1)	Invesco Mid Cap Core Equity Series II Division

Net assets as of January 1, 2019	$—	$2,299,838	$—	$397,745
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,241	—	1,090
Total realized gains (losses) on investments	—	838	—	52,532
Change in net unrealized appreciation (depreciation)
of investments	—	795,710	—	49,210
Net gains (losses) on investments	—	797,789	—	102,832
Net increase (decrease) in net assets resulting from operations	—	797,789	—	102,832
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	782,105	—	86,507
Contract terminations and surrenders	—	(28,693)	—	(2,271)
Death benefit payments	—	(899)	—	—
Policy loan transfers	—	(11,155)	—	(21,285)
Transfers to other contracts	—	(246,553)	—	(2,710)
Cost of insurance and administration charges	—	(188,019)	—	(28,032)
Mortality and expenses charges	—	(2,957)	—	(418)
Surrender charges	—	(14,400)	—	(1,140)
Increase (decrease) in net assets from policy related transactions	—	289,429	—	30,651
Total increase (decrease)	—	1,087,218	—	133,483
Net assets as of December 31, 2019	—	3,387,056	—	531,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,596	11,269	1,809	2,673
Total realized gains (losses) on investments	886	10,337	13,695	112,251
Change in net unrealized appreciation (depreciation)
of investments	(5,459)	483,852	3,802	(55,877)
Net gains (losses) on investments	(977)	505,458	19,306	59,047
Net increase (decrease) in net assets resulting from operations	(977)	505,458	19,306	59,047
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	107,589	1,097,949	156,156	116,033
Contract terminations and surrenders	—	(65,513)	—	(7,546)
Death benefit payments	—	(8,808)	—	—
Policy loan transfers	—	11,208	—	4,309
Transfers to other contracts	(19,422)	(466,649)	(128,230)	(14,236)
Cost of insurance and administration charges	(1,668)	(198,400)	(3,678)	(27,775)
Mortality and expenses charges	(96)	(3,057)	(213)	(443)
Surrender charges	—	(18,579)	—	(2,140)
Increase (decrease) in net assets from policy related transactions	86,403	348,151	24,035	68,202
Total increase (decrease)	85,426	853,609	43,341	127,249
Net assets as of December 31, 2020	$85,426	$4,240,665	$43,341	$658,477

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Oppenheimer VI Discovery Mid Cap Growth (1)	Janus Henderson Balanced Service Shares Division (2)	Janus Henderson Enterprise Service Shares Division

Net assets as of January 1, 2019	$465,421	$—	$—	$28,976
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	174
Total realized gains (losses) on investments	62,489	—	—	22,341
Change in net unrealized appreciation (depreciation)
of investments	68,609	—	—	30,375
Net gains (losses) on investments	131,098	—	—	52,890
Net increase (decrease) in net assets resulting from operations	131,098	—	—	52,890
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	199,949	—	—	494,154
Contract terminations and surrenders	(4,894)	—	—	—
Death benefit payments	(51,807)	—	—	—
Policy loan transfers	(11,009)	—	—	(128)
Transfers to other contracts	(23,198)	—	—	(75,066)
Cost of insurance and administration charges	(37,065)	—	—	(21,056)
Mortality and expenses charges	(553)	—	—	(457)
Surrender charges	(2,456)	—	—	—
Increase (decrease) in net assets from policy related transactions	68,967	—	—	397,447
Total increase (decrease)	200,065	—	—	450,337
Net assets as of December 31, 2019	665,486	—	—	479,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,652	—	7,410	511
Total realized gains (losses) on investments	(4,781)	3,303	3,126	73,302
Change in net unrealized appreciation (depreciation)
of investments	161,093	2,668	51,497	298,585
Net gains (losses) on investments	158,964	5,971	62,033	372,398
Net increase (decrease) in net assets resulting from operations	158,964	5,971	62,033	372,398
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	260,158	55,468	751,334	1,740,154
Contract terminations and surrenders	(9,120)	—	—	(6,542)
Death benefit payments	—	—	—	—
Policy loan transfers	(1,356)	—	12	(12,548)
Transfers to other contracts	(107,148)	(1,416)	(202,851)	(468,513)
Cost of insurance and administration charges	(41,864)	(543)	(8,560)	(63,019)
Mortality and expenses charges	(764)	(32)	(495)	(1,782)
Surrender charges	(2,586)	—	—	(3,072)
Increase (decrease) in net assets from policy related transactions	97,320	53,477	539,440	1,184,678
Total increase (decrease)	256,284	59,448	601,473	1,557,076
Net assets as of December 31, 2020	$921,770	$59,448	$601,473	$2,036,389

(1) Commenced operations April 30, 2020.
(2) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Flexible Bond Service Shares Division (1)	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division (1)	Janus Henderson Global Technology Service and Innovation Shares Division (2)

Net assets as of January 1, 2019	$—	$2,182,015	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	675	—	—
Total realized gains (losses) on investments	—	277,840	—	8
Change in net unrealized appreciation (depreciation)
of investments	—	570,290	—	10,675
Net gains (losses) on investments	—	848,805	—	10,683
Net increase (decrease) in net assets resulting from operations	—	848,805	—	10,683
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	974,732	—	103,427
Contract terminations and surrenders	—	(30,868)	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	(51,706)	—	(120)
Transfers to other contracts	—	(346,454)	—	—
Cost of insurance and administration charges	—	(187,249)	—	(3,188)
Mortality and expenses charges	—	(3,055)	—	(115)
Surrender charges	—	(15,492)	—	—
Increase (decrease) in net assets from policy related transactions	—	339,908	—	100,004
Total increase (decrease)	—	1,188,713	—	110,687
Net assets as of December 31, 2019	—	3,370,728	—	110,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,548	25,333	11	12
Total realized gains (losses) on investments	1,467	418,050	76	42,376
Change in net unrealized appreciation (depreciation)
of investments	1,753	966,358	416	197,577
Net gains (losses) on investments	6,768	1,409,741	503	239,965
Net increase (decrease) in net assets resulting from operations	6,768	1,409,741	503	239,965
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	420,413	1,202,600	3,332	1,082,088
Contract terminations and surrenders	—	(70,206)	—	(4,195)
Death benefit payments	—	(19,893)	—	—
Policy loan transfers	—	(76,494)	—	(14,378)
Transfers to other contracts	(146,809)	(455,258)	(583)	(102,288)
Cost of insurance and administration charges	(2,757)	(217,523)	(28)	(26,149)
Mortality and expenses charges	(160)	(3,356)	(1)	(471)
Surrender charges	—	(19,910)	—	(1,190)
Increase (decrease) in net assets from policy related transactions	270,687	339,960	2,720	933,417
Total increase (decrease)	277,455	1,749,701	3,223	1,173,382
Net assets as of December 31, 2020	$277,455	$5,120,429	$3,223	$1,284,069

(1) Commenced operations January 1, 2020.
(2) Commenced operations June 7, 2019. Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division

Net assets as of January 1, 2019	$2,587,369	$9,860,173	$172,182	$58,970
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,620	236,728	—	379
Total realized gains (losses) on investments	494,124	695,507	23,607	12,733
Change in net unrealized appreciation (depreciation)
of investments	702,715	2,282,801	34,529	4,203
Net gains (losses) on investments	1,199,459	3,215,036	58,136	17,315
Net increase (decrease) in net assets resulting from operations	1,199,459	3,215,036	58,136	17,315
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,235,716	3,142,928	194,762	47,418
Contract terminations and surrenders	(149,082)	(62,039)	(514)	(571)
Death benefit payments	(91,602)	(2,550)	(182)	—
Policy loan transfers	(72,932)	(140,884)	(403)	(129)
Transfers to other contracts	(298,594)	(891,569)	(88,781)	(5,927)
Cost of insurance and administration charges	(239,703)	(658,377)	(29,612)	(9,272)
Mortality and expenses charges	(3,823)	(11,185)	(573)	(139)
Surrender charges	(74,819)	(31,135)	(258)	(286)
Increase (decrease) in net assets from policy related transactions	2,305,161	1,345,189	74,439	31,094
Total increase (decrease)	3,504,620	4,560,225	132,575	48,409
Net assets as of December 31, 2019	6,091,989	14,420,398	304,757	107,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,199	270,518	—	1,896
Total realized gains (losses) on investments	703,982	1,825,461	119,260	26,235
Change in net unrealized appreciation (depreciation)
of investments	2,028,734	760,851	269,529	42,218
Net gains (losses) on investments	2,734,915	2,856,830	388,789	70,349
Net increase (decrease) in net assets resulting from operations	2,734,915	2,856,830	388,789	70,349
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,165,781	10,614,337	814,795	346,677
Contract terminations and surrenders	(48,556)	(341,137)	(9,561)	(1)
Death benefit payments	—	—	—	—
Policy loan transfers	(36,409)	(78,031)	(21,707)	80
Transfers to other contracts	(1,964,666)	(5,480,149)	(112,542)	(92,450)
Cost of insurance and administration charges	(368,510)	(813,459)	(44,083)	(14,166)
Mortality and expenses charges	(7,652)	(14,842)	(719)	(395)
Surrender charges	(15,158)	(97,595)	(2,711)	—
Increase (decrease) in net assets from policy related transactions	3,724,830	3,789,124	623,472	239,745
Total increase (decrease)	6,459,745	6,645,954	1,012,261	310,094
Net assets as of December 31, 2020	$12,551,734	$21,066,352	$1,317,018	$417,473

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Global Equity Service Class Division (1)	MFS Growth Service Class Division (1)	MFS Inflation-Adjusted Bond Service Class Division (1)	MFS International Intrinsic Value Service Class Division (1)

Net assets as of January 1, 2019	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net gains (losses) on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	—	—
Contract terminations and surrenders	—	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	—	—	—	—
Cost of insurance and administration charges	—	—	—	—
Mortality and expenses charges	—	—	—	—
Surrender charges	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	—
Total increase (decrease)	—	—	—	—
Net assets as of December 31, 2019	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,032	—	28	1,869
Total realized gains (losses) on investments	6,674	26,769	490	10,577
Change in net unrealized appreciation (depreciation)
of investments	25,152	14,426	1,273	63,066
Net gains (losses) on investments	32,858	41,195	1,791	75,512
Net increase (decrease) in net assets resulting from operations	32,858	41,195	1,791	75,512
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	128,461	301,117	48,105	701,502
Contract terminations and surrenders	(67)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(317)	13	—	10
Transfers to other contracts	(11,133)	(47,897)	(6,077)	(213,066)
Cost of insurance and administration charges	(1,531)	(4,256)	(347)	(6,682)
Mortality and expenses charges	(88)	(246)	(20)	(353)
Surrender charges	28	—	—	—
Increase (decrease) in net assets from policy related transactions	115,353	248,731	41,661	481,411
Total increase (decrease)	148,211	289,926	43,452	556,923
Net assets as of December 31, 2020	$148,211	$289,926	$43,452	$556,923

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Mid Cap Value Portfolio Service Class Division	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division (1)

Net assets as of January 1, 2019	$449,586	$521,130	$92,037	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,007	—	664	—
Total realized gains (losses) on investments	56,154	163,910	18,509	—
Change in net unrealized appreciation (depreciation)
of investments	92,048	67,117	15,236	—
Net gains (losses) on investments	154,209	231,027	34,409	—
Net increase (decrease) in net assets resulting from operations	154,209	231,027	34,409	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	274,203	288,010	58,867	—
Contract terminations and surrenders	(17,402)	(2,125)	(1,246)	—
Death benefit payments	—	—	—	—
Policy loan transfers	3,869	(14,532)	(1,063)	—
Transfers to other contracts	(48,088)	(95,210)	(3,631)	—
Cost of insurance and administration charges	(53,316)	(49,874)	(10,679)	—
Mortality and expenses charges	(816)	(830)	(159)	—
Surrender charges	(8,733)	(1,067)	(626)	—
Increase (decrease) in net assets from policy related transactions	149,717	124,372	41,463	—
Total increase (decrease)	303,926	355,399	75,872	—
Net assets as of December 31, 2019	753,512	876,529	167,909	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,698	—	2,892	4,070
Total realized gains (losses) on investments	(12,049)	144,436	24,004	8,074
Change in net unrealized appreciation (depreciation)
of investments	55,433	312,215	46,631	36,015
Net gains (losses) on investments	51,082	456,651	73,527	48,159
Net increase (decrease) in net assets resulting from operations	51,082	456,651	73,527	48,159
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	426,386	425,140	325,987	241,565
Contract terminations and surrenders	(29,061)	(19,222)	(6,630)	—
Death benefit payments	—	(21,046)	—	—
Policy loan transfers	(3,033)	(9,411)	(976)	2
Transfers to other contracts	(161,557)	(116,142)	(34,974)	(7,917)
Cost of insurance and administration charges	(60,291)	(60,263)	(17,446)	(6,431)
Mortality and expenses charges	(1,040)	(963)	(468)	(372)
Surrender charges	(8,241)	(5,451)	(1,880)	—
Increase (decrease) in net assets from policy related transactions	163,163	192,642	263,613	226,847
Total increase (decrease)	214,245	649,293	337,140	275,006
Net assets as of December 31, 2020	$967,757	$1,525,822	$505,049	$275,006

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS Total Return Service Class Division (1)	MFS Utilities Service Class Division	MFS Value Service Class Division (1)	MidCap Class 1 Division

Net assets as of January 1, 2019
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	84,579	—	13,196
Total realized gains (losses) on investments	—	(5,007)	—	677,343
Change in net unrealized appreciation (depreciation)
of investments	—	398,901	—	895,326
Net gains (losses) on investments	—	478,473	—	1,585,865
Net increase (decrease) in net assets resulting from operations	—	478,473	—	1,585,865
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	583,534	—	577,309
Contract terminations and surrenders	—	(59,720)	—	(29,427)
Death benefit payments	—	(38,650)	—	—
Policy loan transfers	—	(18,305)	—	(26,137)
Transfers to other contracts	—	(233,611)	—	(137,675)
Cost of insurance and administration charges	—	(155,461)	—	(145,914)
Mortality and expenses charges	—	(2,472)	—	(2,177)
Surrender charges	—	(29,972)	—	(14,768)
Increase (decrease) in net assets from policy related transactions	—	45,343	—	221,211
Total increase (decrease)	—	523,816	—	1,807,076
Net assets as of December 31, 2019	—	2,448,089	—	5,437,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	57,883	1,471	41,752
Total realized gains (losses) on investments	174	56,025	5,847	568,318
Change in net unrealized appreciation (depreciation)
of investments	1,313	60,993	24,236	497,564
Net gains (losses) on investments	1,548	174,901	31,554	1,107,634
Net increase (decrease) in net assets resulting from operations	1,548	174,901	31,554	1,107,634
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	19,885	787,190	256,293	1,169,127
Contract terminations and surrenders	—	(77,227)	—	(13,496)
Death benefit payments	—	(10,422)	—	—
Policy loan transfers	—	(31,700)	6	(74,981)
Transfers to other contracts	(2,098)	(159,431)	(44,396)	(365,187)
Cost of insurance and administration charges	(637)	(159,490)	(3,772)	(158,913)
Mortality and expenses charges	(37)	(2,467)	(218)	(2,681)
Surrender charges	—	(21,901)	—	(3,827)
Increase (decrease) in net assets from policy related transactions	17,113	324,552	207,913	550,042
Total increase (decrease)	18,661	499,453	239,467	1,657,676
Net assets as of December 31, 2020	$18,661	$2,947,542	$239,467	$7,095,671

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO Commodity Real Return Strategy Administrative Class Division (2)	PIMCO Emerging Market Bond Administrative Class Division (2)	PIMCO High Yield Administrative Class Division (2)

Net assets as of January 1, 2019	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,065	—	—	—
Total realized gains (losses) on investments	14,127	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	9,542	—	—	—
Net gains (losses) on investments	24,734	—	—	—
Net increase (decrease) in net assets resulting from operations	24,734	—	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	276,065	—	—	—
Contract terminations and surrenders	(991)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(673)	—	—	—
Transfers to other contracts	(3,814)	—	—	—
Cost of insurance and administration charges	(12,656)	—	—	—
Mortality and expenses charges	(190)	—	—	—
Surrender charges	(497)	—	—	—
Increase (decrease) in net assets from policy related transactions	257,244	—	—	—
Total increase (decrease)	281,978	—	—	—
Net assets as of December 31, 2019	281,978	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,284	1,336	353	7,932
Total realized gains (losses) on investments	16,573	85	39	(3,810)
Change in net unrealized appreciation (depreciation)
of investments	52,009	8,499	1,503	17,354
Net gains (losses) on investments	70,866	9,920	1,895	21,476
Net increase (decrease) in net assets resulting from operations	70,866	9,920	1,895	21,476
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	120,748	30,346	11,528	494,479
Contract terminations and surrenders	(4,490)	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	(86)	—	—	5
Transfers to other contracts	(17,698)	(1,171)	(239)	(126,351)
Cost of insurance and administration charges	(19,607)	(473)	(292)	(5,613)
Mortality and expenses charges	(303)	(27)	(17)	(324)
Surrender charges	(1,273)	—	—	—
Increase (decrease) in net assets from policy related transactions	77,291	28,675	10,980	362,196
Total increase (decrease)	148,157	38,595	12,875	383,672
Net assets as of December 31, 2020	$430,135	$38,595	$12,875	$383,672

(1) Commenced operations April 29, 2019.
(2) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO Long Term U.S. Government Administrative Class Division (1)	PIMCO Low Duration Administrative Class Division (1)	PIMCO Real Return Administrative Class Division (1)	PIMCO Short-Term Administrative Class Division (1)

Net assets as of January 1, 2019	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net gains (losses) on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	—	—
Contract terminations and surrenders	—	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	—	—	—	—
Cost of insurance and administration charges	—	—	—	—
Mortality and expenses charges	—	—	—	—
Surrender charges	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	—
Total increase (decrease)	—	—	—	—
Net assets as of December 31, 2019	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	287	49	1,909	1,221
Total realized gains (losses) on investments	101	54	1,673	454
Change in net unrealized appreciation (depreciation)
of investments	(1,205)	16	10,856	622
Net gains (losses) on investments	(817)	119	14,438	2,297
Net increase (decrease) in net assets resulting from operations	(817)	119	14,438	2,297
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	53,649	72,623	382,454	630,142
Contract terminations and surrenders	—	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	6	—
Transfers to other contracts	(9,482)	(37,388)	(73,268)	(37,649)
Cost of insurance and administration charges	(1,087)	(988)	(3,583)	(8,679)
Mortality and expenses charges	(63)	(57)	(207)	(404)
Surrender charges	—	—	—	—
Increase (decrease) in net assets from policy related transactions	43,017	34,190	305,402	583,410
Total increase (decrease)	42,200	34,309	319,840	585,707
Net assets as of December 31, 2020	$42,200	$34,309	$319,840	$585,707

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO Total Return Administrative Class Division (1)	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division

Net assets as of January 1, 2019	$—	$1,101,015	$117,663	$485,654
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23,869	3,762	13,003
Total realized gains (losses) on investments	—	158,143	7,133	22,268
Change in net unrealized appreciation (depreciation)
of investments	—	204,482	5,479	53,086
Net gains (losses) on investments	—	386,494	16,374	88,357
Net increase (decrease) in net assets resulting from operations	—	386,494	16,374	88,357
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	410,975	9,199	63,158
Contract terminations and surrenders	—	(33,937)	(29)	(6,890)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(9,788)	(8,147)	(4,392)
Transfers to other contracts	—	(56,595)	(253)	(5)
Cost of insurance and administration charges	—	(97,569)	(7,874)	(33,024)
Mortality and expenses charges	—	(1,474)	(118)	(492)
Surrender charges	—	(17,032)	(15)	(3,458)
Increase (decrease) in net assets from policy related transactions	—	194,580	(7,237)	14,897
Total increase (decrease)	—	581,074	9,137	103,254
Net assets as of December 31, 2019	—	1,682,089	126,800	588,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,658	25,718	5,830	33,495
Total realized gains (losses) on investments	956	114,803	6,885	48,472
Change in net unrealized appreciation (depreciation)
of investments	3,375	257,295	18,920	122,050
Net gains (losses) on investments	6,989	397,816	31,635	204,017
Net increase (decrease) in net assets resulting from operations	6,989	397,816	31,635	204,017
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	377,227	588,367	483,815	1,940,981
Contract terminations and surrenders	(1,348)	(20,179)	(1,601)	(27,675)
Death benefit payments	—	—	—	—
Policy loan transfers	(7,035)	(3,410)	(5,911)	(37,665)
Transfers to other contracts	(44,600)	(91,416)	(91,962)	(253,866)
Cost of insurance and administration charges	(9,836)	(112,122)	(12,416)	(52,247)
Mortality and expenses charges	(569)	(1,820)	(378)	(1,825)
Surrender charges	567	(5,722)	522	(2,388)
Increase (decrease) in net assets from policy related transactions	314,406	353,698	372,069	1,565,315
Total increase (decrease)	321,395	751,514	403,704	1,769,332
Net assets as of December 31, 2020	$321,395	$2,433,603	$530,504	$2,358,240

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019
	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2060 Class 1 Division

Net assets as of January 1, 2019	$3,427,470	$3,320,644	$1,723,522	$1,184,320
Increase (decrease) in net assets
Operations:
Net investment income (loss)	89,711	83,068	38,790	19,432
Total realized gains (losses) on investments	209,045	239,197	134,558	89,609
Change in net unrealized appreciation (depreciation)
of investments	512,889	581,651	292,568	223,959
Net gains (losses) on investments	811,645	903,916	465,916	333,000
Net increase (decrease) in net assets resulting from operations	811,645	903,916	465,916	333,000
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,292,019	1,444,709	597,413	508,823
Contract terminations and surrenders	(24,821)	(82,827)	(45,123)	(37,476)
Death benefit payments	—	—	(209)	—
Policy loan transfers	(10,050)	(35,986)	(50,282)	(35,301)
Transfers to other contracts	(42,127)	(28,712)	(83,602)	(61,434)
Cost of insurance and administration charges	(245,381)	(277,149)	(195,621)	(144,822)
Mortality and expenses charges	(3,664)	(4,212)	(2,919)	(2,161)
Surrender charges	(12,457)	(41,568)	(22,645)	(18,808)
Increase (decrease) in net assets from policy related transactions	953,519	974,255	197,012	208,821
Total increase (decrease)	1,765,164	1,878,171	662,928	541,821
Net assets as of December 31, 2019	5,192,634	5,198,815	2,386,450	1,726,141

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147,752	121,210	50,521	34,243
Total realized gains (losses) on investments	166,008	203,238	113,771	82,586
Change in net unrealized appreciation (depreciation)
of investments	947,625	779,248	377,240	303,031
Net gains (losses) on investments	1,261,385	1,103,696	541,532	419,860
Net increase (decrease) in net assets resulting from operations	1,261,385	1,103,696	541,532	419,860
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,200,601	3,146,197	1,516,073	1,075,872
Contract terminations and surrenders	(204,275)	(168,637)	(188,521)	(91,401)
Death benefit payments	—	—	—	—
Policy loan transfers	86,636	(170,629)	43,741	6,957
Transfers to other contracts	(1,128,575)	(690,617)	(341,847)	(98,436)
Cost of insurance and administration charges	(356,653)	(328,454)	(204,421)	(160,770)
Mortality and expenses charges	(8,264)	(6,278)	(3,599)	(2,564)
Surrender charges	(49,249)	(39,832)	(52,579)	(25,920)
Increase (decrease) in net assets from policy related transactions	4,540,221	1,741,750	768,847	703,738
Total increase (decrease)	5,801,606	2,845,446	1,310,379	1,123,598
Net assets as of December 31, 2020	$10,994,240	$8,044,261	$3,696,829	$2,849,739

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Growth Opportunities Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)

Net assets as of January 1, 2019	$239,838	$323,937	$3,804,232	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,446	526	88,865	—
Total realized gains (losses) on investments	10,893	62,148	302,239	—
Change in net unrealized appreciation (depreciation)
of investments	13,328	61,675	816,803	—
Net gains (losses) on investments	30,667	124,349	1,207,907	—
Net increase (decrease) in net assets resulting from operations	30,667	124,349	1,207,907	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	61,352	103,654	1,293,635	—
Contract terminations and surrenders	(2,538)	(8,339)	(164,684)	—
Death benefit payments	—	—	(216)	—
Policy loan transfers	—	(2,942)	(63,638)	—
Transfers to other contracts	(4,358)	(21,495)	(335,106)	—
Cost of insurance and administration charges	(14,988)	(27,462)	(332,056)	—
Mortality and expenses charges	(222)	(485)	(5,085)	—
Surrender charges	(1,274)	(4,185)	(82,649)	—
Increase (decrease) in net assets from policy related transactions	37,972	38,746	310,201	—
Total increase (decrease)	68,639	163,095	1,518,108	—
Net assets as of December 31, 2019	308,477	487,032	5,322,340	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,735	288	110,758	—
Total realized gains (losses) on investments	(3,286)	72,177	275,788	27
Change in net unrealized appreciation (depreciation)
of investments	18,229	197,798	(476,827)	3,962
Net gains (losses) on investments	22,678	270,263	(90,281)	3,989
Net increase (decrease) in net assets resulting from operations	22,678	270,263	(90,281)	3,989
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	386,125	942,921	2,277,329	21,893
Contract terminations and surrenders	(381)	(34,512)	(117,403)	—
Death benefit payments	—	—	(13,476)	—
Policy loan transfers	(12,024)	5,968	(23,141)	—
Transfers to other contracts	(208,842)	(208,456)	(580,665)	(35)
Cost of insurance and administration charges	(18,831)	(42,132)	(349,242)	(423)
Mortality and expenses charges	(514)	(712)	(5,917)	(25)
Surrender charges	160	(9,787)	(33,247)	—
Increase (decrease) in net assets from policy related transactions	145,693	653,290	1,154,238	21,410
Total increase (decrease)	168,371	923,553	1,063,957	25,399
Net assets as of December 31, 2020	$476,848	$1,410,585	$6,386,297	$25,399

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Rydex Utilities Division (1)	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division

Net assets as of January 1, 2019	$—	$16,372,250	$3,973,704	$18,153,119
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	484,488	136,129	417,080
Total realized gains (losses) on investments	—	614,874	88,331	941,511
Change in net unrealized appreciation (depreciation)
of investments	—	2,280,760	438,801	3,231,139
Net gains (losses) on investments	—	3,380,122	663,261	4,589,730
Net increase (decrease) in net assets resulting from operations	—	3,380,122	663,261	4,589,730
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	3,194,461	1,011,149	4,693,107
Contract terminations and surrenders	—	(185,615)	(23,499)	(191,476)
Death benefit payments	—	(7,440)	(5,107)	(5,999)
Policy loan transfers	—	(110,179)	28,125	(48,695)
Transfers to other contracts	—	(521,340)	(161,735)	(916,239)
Cost of insurance and administration charges	—	(1,098,287)	(298,267)	(1,179,903)
Mortality and expenses charges	—	(16,393)	(4,452)	(17,762)
Surrender charges	—	(93,154)	(11,793)	(96,095)
Increase (decrease) in net assets from policy related transactions	—	1,162,053	534,421	2,236,938
Total increase (decrease)	—	4,542,175	1,197,682	6,826,668
Net assets as of December 31, 2019	—	20,914,425	5,171,386	24,979,787

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	468,967	129,416	493,720
Total realized gains (losses) on investments	—	603,235	93,855	470,356
Change in net unrealized appreciation (depreciation)
of investments	(15)	1,371,325	295,081	2,690,199
Net gains (losses) on investments	(15)	2,443,527	518,352	3,654,275
Net increase (decrease) in net assets resulting from operations	(15)	2,443,527	518,352	3,654,275
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,792	3,166,118	1,199,177	5,607,972
Contract terminations and surrenders	—	(560,278)	(94,365)	(451,307)
Death benefit payments	—	—	—	(10,905)
Policy loan transfers	—	(105,043)	(81,869)	(114,979)
Transfers to other contracts	(104)	(592,956)	(248,451)	(1,349,567)
Cost of insurance and administration charges	(8)	(1,114,236)	(313,858)	(1,256,800)
Mortality and expenses charges	(1)	(17,704)	(5,477)	(19,936)
Surrender charges	—	(158,888)	(26,761)	(127,985)
Increase (decrease) in net assets from policy related transactions	2,679	617,013	428,396	2,276,493
Total increase (decrease)	2,664	3,060,540	946,748	5,930,768
Net assets as of December 31, 2020	$2,664	$23,974,965	$6,118,134	$30,910,555

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Flexible Income Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net assets as of January 1, 2019	$2,876,169	$26,741,941	$1,896,396	$1,946,995
Increase (decrease) in net assets
Operations:
Net investment income (loss)	131,419	508,940	55,128	8,249
Total realized gains (losses) on investments	108,254	1,548,118	887	398,880
Change in net unrealized appreciation (depreciation)
of investments	182,443	5,552,601	40,329	145,451
Net gains (losses) on investments	422,116	7,609,659	96,344	552,580
Net increase (decrease) in net assets resulting from operations	422,116	7,609,659	96,344	552,580
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,238,236	6,854,014	819,576	637,793
Contract terminations and surrenders	(9,842)	(578,393)	(11,604)	(44,962)
Death benefit payments	(6,332)	(5,367)	—	(2,527)
Policy loan transfers	(15,389)	(90,913)	(27,520)	(20,062)
Transfers to other contracts	(49,651)	(648,396)	(381,340)	(110,527)
Cost of insurance and administration charges	(270,529)	(1,927,864)	(124,894)	(162,864)
Mortality and expenses charges	(4,037)	(29,153)	(1,865)	(2,504)
Surrender charges	(4,939)	(290,275)	(5,824)	(22,565)
Increase (decrease) in net assets from policy related transactions	877,517	3,283,653	266,529	271,782
Total increase (decrease)	1,299,633	10,893,312	362,873	824,362
Net assets as of December 31, 2019	4,175,802	37,635,253	2,259,269	2,771,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116,163	721,588	81,868	14,884
Total realized gains (losses) on investments	82,277	874,555	(13,989)	201,682
Change in net unrealized appreciation (depreciation)
of investments	115,683	5,126,405	(9,543)	513,128
Net gains (losses) on investments	314,123	6,722,548	58,336	729,694
Net increase (decrease) in net assets resulting from operations	314,123	6,722,548	58,336	729,694
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,644,711	9,594,635	6,506,278	1,030,642
Contract terminations and surrenders	(44,406)	(639,516)	(1,459,024)	(59,997)
Death benefit payments	—	(11,070)	(16,243)	—
Policy loan transfers	(294,892)	(217,319)	(4,350)	(5,527)
Transfers to other contracts	(506,789)	(1,474,981)	(2,726,535)	(392,170)
Cost of insurance and administration charges	(284,407)	(2,029,951)	(224,822)	(161,608)
Mortality and expenses charges	(4,521)	(32,083)	(6,888)	(2,671)
Surrender charges	(12,593)	(181,359)	(413,760)	(17,015)
Increase (decrease) in net assets from policy related transactions	497,103	5,008,356	1,654,656	391,654
Total increase (decrease)	811,226	11,730,904	1,712,992	1,121,348
Net assets as of December 31, 2020	$4,987,028	$49,366,157	$3,972,261	$3,892,705

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	T. Rowe Price Health Sciences Portfolio II Division (1)	Templeton Developing Markets VIP Class 2 Division (1)	Templeton Foreign VIP Class 2 Division (1)	Templeton Global Bond VIP Class 2 Division

Net assets as of January 1, 2019	$—	$—	$—	$1,588,872
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	120,005
Total realized gains (losses) on investments	—	—	—	(8,923)
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	(78,444)
Net gains (losses) on investments	—	—	—	32,638
Net increase (decrease) in net assets resulting from operations	—	—	—	32,638
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	—	488,834
Contract terminations and surrenders	—	—	—	(31,751)
Death benefit payments	—	—	—	(195)
Policy loan transfers	—	—	—	(14,270)
Transfers to other contracts	—	—	—	(71,671)
Cost of insurance and administration charges	—	—	—	(107,662)
Mortality and expenses charges	—	—	—	(1,684)
Surrender charges	—	—	—	(15,935)
Increase (decrease) in net assets from policy related transactions	—	—	—	245,666
Total increase (decrease)	—	—	—	278,304
Net assets as of December 31, 2019	—	—	—	1,867,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	172	62	157,288
Total realized gains (losses) on investments	11,164	259	336	(61,915)
Change in net unrealized appreciation (depreciation)
of investments	1,805	8,267	1,519	(197,151)
Net gains (losses) on investments	12,969	8,698	1,917	(101,778)
Net increase (decrease) in net assets resulting from operations	12,969	8,698	1,917	(101,778)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	156,767	80,922	16,097	724,578
Contract terminations and surrenders	—	—	—	(46,875)
Death benefit payments	—	—	—	(10,136)
Policy loan transfers	(15,988)	—	—	(17,778)
Transfers to other contracts	(4,946)	(20,378)	(5,553)	(290,118)
Cost of insurance and administration charges	(816)	(1,397)	(277)	(110,982)
Mortality and expenses charges	(14)	(81)	(16)	(1,799)
Surrender charges	—	—	—	(13,293)
Increase (decrease) in net assets from policy related transactions	135,003	59,066	10,251	233,597
Total increase (decrease)	147,972	67,764	12,168	131,819
Net assets as of December 31, 2020	$147,972	$67,764	$12,168	$1,998,995

(1) Commenced operations January 1, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2019	$462,797	$1,775,285	$835,246	$506,008
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,706	39,827	22,619	—
Total realized gains (losses) on investments	14,489	116,335	43,721	(12,548)
Change in net unrealized appreciation (depreciation)
of investments	42,196	147,467	78,916	72,178
Net gains (losses) on investments	68,391	303,629	145,256	59,630
Net increase (decrease) in net assets resulting from operations	68,391	303,629	145,256	59,630
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	84,449	340,084	197,795	178,876
Contract terminations and surrenders	—	(44,718)	(2,217)	(47,670)
Death benefit payments	(208)	—	—	(195)
Policy loan transfers	(1,908)	(588)	(1,881)	(5,506)
Transfers to other contracts	(17,041)	(44,560)	(10,265)	(48,943)
Cost of insurance and administration charges	(24,303)	(193,005)	(51,880)	(49,633)
Mortality and expenses charges	(361)	(2,881)	(775)	(741)
Surrender charges	—	(22,443)	(1,113)	(23,924)
Increase (decrease) in net assets from policy related transactions	40,628	31,889	129,664	2,264
Total increase (decrease)	109,019	335,518	274,920	61,894
Net assets as of December 31, 2019	571,816	2,110,803	1,110,166	567,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,242	46,258	31,441	4,052
Total realized gains (losses) on investments	(4,243)	(19,397)	11,265	(47,690)
Change in net unrealized appreciation (depreciation)
of investments	9,257	96,832	49,089	205,275
Net gains (losses) on investments	16,256	123,693	91,795	161,637
Net increase (decrease) in net assets resulting from operations	16,256	123,693	91,795	161,637
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	110,784	361,730	371,235	431,124
Contract terminations and surrenders	(6,764)	(10,768)	(9,230)	(13,819)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(1,838)	474	13,133
Transfers to other contracts	(132,347)	(7,881)	(6,250)	(114,869)
Cost of insurance and administration charges	(22,356)	(195,259)	(69,468)	(46,695)
Mortality and expenses charges	(325)	(3,046)	(882)	(715)
Surrender charges	(1,918)	(3,053)	(2,618)	(3,919)
Increase (decrease) in net assets from policy related transactions	(52,926)	139,885	283,261	264,240
Total increase (decrease)	(36,670)	263,578	375,056	425,877
Net assets as of December 31, 2020	$535,146	$2,374,381	$1,485,222	$993,779

See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019
	VanEck Global Hard Assets Initial Class Division (1)	Vanguard VIF Balanced Division (2)	Vanguard VIF Mid-Cap Index Division (1)	Wanger International Division

Net assets as of January 1, 2019
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	5,741
Total realized gains (losses) on investments	—	—	—	58,198
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	100,314
Net gains (losses) on investments	—	—	—	164,253
Net increase (decrease) in net assets resulting from operations	—	—	—	164,253
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	—	266,657
Contract terminations and surrenders	—	—	—	(17,641)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	(5,390)
Transfers to other contracts	—	—	—	(36,079)
Cost of insurance and administration charges	—	—	—	(47,865)
Mortality and expenses charges	—	—	—	(714)
Surrender charges	—	—	—	(8,853)
Increase (decrease) in net assets from policy related transactions	—	—	—	150,115
Total increase (decrease)	—	—	—	314,368
Net assets as of December 31, 2019	—	—	—	777,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3,234	14,205
Total realized gains (losses) on investments	1	343	59,756	(42,305)
Change in net unrealized appreciation (depreciation)
of investments	142	3,306	225,351	150,524
Net gains (losses) on investments	143	3,649	288,341	122,424
Net increase (decrease) in net assets resulting from operations	143	3,649	288,341	122,424
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,532	98,466	2,091,923	319,656
Contract terminations and surrenders	—	—	(1,954)	(8,972)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	(1,889)	(2,957)
Transfers to other contracts	—	(17,231)	(579,942)	(259,634)
Cost of insurance and administration charges	(7)	(835)	(33,981)	(45,825)
Mortality and expenses charges	(1)	(49)	(1,964)	(771)
Surrender charges	—	—	821	(2,544)
Increase (decrease) in net assets from policy related transactions	1,524	80,351	1,473,014	(1,047)
Total increase (decrease)	1,667	84,000	1,761,355	121,377
Net assets as of December 31, 2020	$1,667	$84,000	$1,761,355	$898,546

(1) Commenced operations January 1, 2020.
(2) Commenced operations June 8, 2020.
See accompanying notes.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2020, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account (8)
Core Plus Bond Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio - Class A (8)
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund - Class II (8)
VP Mid Cap Value Fund – Class II
VP Value Fund – Class II

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

American Funds Insurance Series:
Blue Chip Income and Growth Fund – Class 2
Capital World Bond Fund - Class 2 (8)
Global Balanced Fund Class 2 (5)
Growth Fund – Class 2
International Fund – Class 2
New World Fund – Class 2
BNY Mellon Investment Portfolio:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio - Service Shares (8)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares (8)
BNY Mellon Variable Investment Fund Appreciation Portfolio - Service Shares (8)
Calvert VP Portfolio:
EAFE International Index Portfolio - Class F (8)
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Variable:
Mid Cap Portfolio – Class I Shares
Small Cap Growth Portfolio - Class I (8)
Delaware VIP® Trust Series:
High Yield Series - Service Class (8)
Small Cap Value – Service Class
Smid Cap Core – Service Class
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B (8)
Small Mid Cap Value VIP – Class B
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Extended Market Index – Service Class 2 (7)
Government Money Market Portfolio – Service Class (2)
High Income Portfolio – Service Class 2
International Index – Service Class 2 (7)
Mid Cap Portfolio – Service Class 2
Strategic Income Portfolio – Service Class 2 (8)
Total Market Index – Service Class 2 (7)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund - Class 2 (8)
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund - Class 2 (8)
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund - Class 2 (8)
Templeton Developing Markets VIP Fund - Class 2 (8)
Templeton Foreign VIP Fund - Class 2 (8)
Templeton Global Bond VIP Fund - Class 2

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Invesco V.I. Fund:
American Franchise Fund – Series II Shares
American Value Fund – Series I Shares
Core Equity Fund – Series II Shares
Global Real Estate Fund - Series I Shares (8)
Health Care Fund – Series I Shares
International Growth Fund - Series I Shares (8)
Mid Cap Core Equity Fund – Series II Shares
Oppenheimer Main Street Small Cap Fund – Series II
Oppenheimer Discovery Mid Cap Growth Fund - Series I Shares (9)
Janus Henderson Series:
Balanced Portfolio - Service Shares (8)
Enterprise Portfolio – Service Shares (5)
Flexible Bond Portfolio - Service Shares (8)
Forty Portfolio – Service Shares
Global Research Portfolio - Service Shares (8)
Global Technology and Innovation Portfolio - Service Shares (7) (11)
Lord Abbett Series Fund:
    Developing Growth Portfolio – Class VC (3)
MFS ®:
Blended Research Small Cap Equity Portfolio – Service Class (3)
Global Equity Series - Service Class (8)
Growth Series - Service Class (8)
Inflation-Adjusted Bond Portfolio - Service Class (8)
International Intrinsic Value Portfolio - Service Class (8)
Mid Cap Value Portfolio – Service Class
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class (3)
Research International Series - Service Class (8)
Total Return Series - Service Class (8)
Utilities Series – Service Class
Value Series - Service Class (8)
Neuberger Berman Advisors Management Trust:
Sustainable Equity – I Class (6)
PIMCO:
Commodity Real Return Strategy Portfolio – Administrative Class (8)
Emerging Markets Bond Portfolio - Administrative Class (8)
High Yield Portfolio - Administrative Class (8)
Long-Term U.S. Government Portfolio - Administrative Class (8)
Low Duration Portfolio - Administrative Class (8)
Real Return Portfolio - Administrative Class (8)
Short-Term Portfolio - Administrative Class (8)
Total Return Portfolio - Administrative Class (8)
Putnam Variable Trust:
Growth Opportunities Fund – Class IB (4)
Rydex VI Fund:
Rydex Basic Materials (8)
Rydex Utilities (8)
T. Rowe Price Equity Series, Inc.:
Health Sciences Portfolio – II (8)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

TOPS Managed Risk Series:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
Moderate Growth ETF Portfolio – Class 2
VanEck VIP Fund:
Global Hard Assets Fund – Class S
Global Hard Assets Fund – Initial Class (8)
Vanguard Variable Insurance Fund:
Balanced Portfolio (10)
Mid-Cap Index Portfolio (8)
Wanger International

(1)    Organized by Principal National.
(2)    Commenced operations February 8, 2016.
(3)    Commenced operations May 23, 2016.
(4)    Commenced operations November 18, 2016.
(5) Commenced operations June 11, 2018.
(6) Commenced operations April 29, 2019.
(7) Commenced operations June 7, 2019.
(8) Commenced operations January 1, 2020.
(9) Commenced operations April 30, 2020.
(10) Commenced operations June 8, 2020.
(11) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

        Commenced operations date is the date the division became available to contractholders.

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

•Principal® Executive Variable Universal Life III;
•Principal® Variable Universal Life Income III and
•Principal® Variable Universal Life Income IV

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2020. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts - Principal National assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

paid is deducted from each payment on behalf of each participant. After year seven, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for federal, state and local taxes is deducted from each payment on behalf of each participant. The sales and tax charge are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2020, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets (1)	1.25	1.20	1.15	1.10	1.05
International Emerging Markets (2)	1.10	1.05	1.00	0.95	0.90

(1) Period from January 1, 2020 to April 30, 2020.
(2) Period from May 1, 2020 to December 31, 2020.

	Net Assets			Net Assets
	(in millions)			(in millions)
	First $2,000	Over $2,000		First $200	Next $300	Over $500
Government & High Quality Bond	0.50%	0.45%	Short-Term Income	0.50%	0.45%	0.40%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	Net Assets
	(in millions)
	First $500	Over $500		All Net Assets
Principal Capital Appreciation	0.625%	0.500%	Bond Market Index	0.14%
			LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive the Separate Account’s management and investment advisory fees for certain of the divisions. The expense waiver will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2020 through December 31, 2020
	All Classes	Expiration
International Emerging Markets	0.150%	April 30, 2020
LargeCap Growth I	0.016	April 30, 2021

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2020 through December 31, 2020
	Class 1	Expiration
International Emerging Markets	1.20%	April 30, 2021
LargeCap Growth I	0.69	April 30, 2021
Principal LifeTime 2060	0.10	April 30, 2021

The Manager has contractually agreed to reduce the Short-Term Income division’s expenses by 0.01% through the period ended April 30, 2021.

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2020:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	$28,914	$3,483

AllianceBernstein International Value Class A	$373,934	$283,163

AllianceBernstein Small Cap Growth Class A	$83,264	$25,485

AllianceBernstein Small/Mid Cap Value Class A	$985,853	$495,285

American Century VP Capital Appreciation Class II	$270,606	$79,156

American Century VP Income & Growth Class II	$470,424	$176,541

American Century VP Inflation Protection Class II	$176,052	$91,820

American Century VP International Class II	$157	$12

American Century VP Mid Cap Value Class II	$1,091,507	$458,670

American Century VP Value Class II	$397,426	$176,618

American Funds Insurance Series Blue Chip Income and Growth Class 2	$1,540,308	$604,967

American Funds Insurance Series Capital World Bond Fund Class 2	$122,264	$17,151

American Funds Insurance Series Global Balanced Class 2	$101,948	$23,713

American Funds Insurance Series Growth Fund Class 2	$2,338,001	$954,179

American Funds Insurance Series International Fund Class 2	$815,716	$366,542

American Funds Insurance Series New World Fund Class 2	$1,500,253	$544,316

BNY Mellon IP MidCap Stock Service Shares	$84,243	$75,908

BNY Mellon IP Technology Growth Service Shares	$75,497	$1,566

BNY Mellon Sustainable U.S. Equity Service Shares	$3,004	$135

BNY Mellon VIF Appreciation Service Shares	$60,626	$13,988

Bond Market Index Class 1	$1,414,357	$232,119

Calvert EAFE International Index Class F	$235,414	$60,833

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Calvert Investment Grade Bond Index Class I	$1,068,994	$580,387

Calvert Russell 2000 Small Cap Index Class F	$1,519,571	$539,906

Calvert S&P 500 Index	$35,884	$52,405

Calvert S&P MidCap 400 Index Class F	$762,440	$413,692

ClearBridge Mid Cap Class I	$199,194	$82,079

ClearBridge Small Cap Growth Class I	$828,126	$194,576

Core Plus Bond Class 1	$2,914,174	$1,119,830

Delaware High Yield Service Class	$7,586	$363

Delaware Small Cap Value Service Class	$672,854	$407,082

Delaware Smid Cap Core Service Class	$517,554	$308,564

Diversified International Class 1	$1,515,480	$763,265

DWS Alternative Asset Allocation Class B	$16,071	$6,444

DWS Small Mid Cap Value Class B	$130,538	$49,603

Equity Income Class 1	$3,599,326	$1,308,757

Fidelity VIP Contrafund Service Class 2	$3,066,500	$2,002,875

Fidelity VIP Equity-Income Service Class 2	$710,965	$234,676

Fidelity VIP Extended Market Index Service Class 2	$135,597	$69,950

Fidelity VIP Government Money Market Service Class	$63,406,465	$56,466,150

Fidelity VIP High Income Service Class 2	$3,844,735	$3,412,679

Fidelity VIP International Index Service Class 2	$583,626	$172,440

Fidelity VIP Mid Cap Service Class 2	$1,519,073	$984,744

Fidelity VIP Strategic Income Service Class 2	$686,743	$147,619

Fidelity VIP Total Market Index Service Class 2	$926,241	$193,939

Franklin Income VIP Class 2	$136,079	$58,817

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Franklin Mutual Global Discovery VIP Class 2	$624,237	$406,369

Franklin Mutual Shares Class 2	$1,209	$102

Franklin Rising Dividends VIP Class 2	$963,542	$699,623

Franklin Small Cap Value VIP Class 2	$462,248	$169,645

Franklin Strategic Income VIP Class 2	$153,618	$95,394

Government & High Quality Bond Class 1	$1,374,018	$927,743

International Emerging Markets Class 1	$1,084,724	$872,750

Invesco American Franchise Series II	$124,959	$65,127

Invesco American Value Series I	$50,552	$11,389

Invesco Core Equity Series II	$114,327	$18,298

Invesco Global Real Estate Series I	$113,193	$21,186

Invesco Health Care Series I	$1,195,005	$749,798

Invesco International Growth Series I	$159,708	$132,121

Invesco Mid Cap Core Equity Series II	$234,290	$47,831

Invesco Oppenheimer Main Street Small Cap Series II	$273,386	$162,838

Invesco Oppenheimer VI Discovery Mid Cap Growth	$55,467	$1,990

Janus Henderson Balanced Service Shares	$761,191	$211,894

Janus Henderson Enterprise Service Shares	$1,827,411	$555,476

Janus Henderson Flexible Bond Service Shares	$423,961	$149,726

Janus Henderson Forty Service Shares	$1,514,897	$862,640

Janus Henderson Global Research Service Shares	$3,402	$613

Janus Henderson Global Technology Service and Innovation Shares	$1,115,603	$148,671

LargeCap Growth I Class 1	$6,671,718	$2,440,951

LargeCap S&P 500 Index Class 1	$11,848,944	$6,825,212

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Lord Abbett Series Fund Developing Growth Class VC	$928,824	$191,324

MFS Blended Research Small Cap Equity Service Class	$373,092	$106,932

MFS Global Equity Service Class	$133,588	$13,108

MFS Growth Service Class	$309,967	$52,385

MFS Inflation-Adjusted Bond Service Class	$48,317	$6,443

MFS International Intrinsic Value Service Class	$708,262	$220,092

MFS Mid Cap Value Portfolio Service Class	$465,879	$263,223

MFS New Discovery Service Class	$533,808	$232,498

MFS New Discovery Value Service Class	$360,700	$62,374

MFS Research International Portfolio Service Class	$253,401	$14,718

MFS Total Return Service Class	$20,025	$2,772

MFS Utilities Service Class	$913,560	$462,637

MFS Value Service Class	$262,710	$48,381

MidCap Class 1	$1,767,640	$619,085

Neuberger Berman AMT Sustainable Equity I Class	$138,721	$43,457

PIMCO Commodity Real Return Strategy Administrative Class	$31,682	$1,671

PIMCO Emerging Market Bond Administrative Class	$11,880	$547

PIMCO High Yield Administrative Class	$502,411	$132,283

PIMCO Long Term U.S. Government Administrative Class	$54,106	$10,632

PIMCO Low Duration Administrative Class	$72,672	$38,433

PIMCO Real Return Administrative Class	$384,363	$77,052

PIMCO Short-Term Administrative Class	$631,363	$46,732

PIMCO Total Return Administrative Class	$380,210	$62,821

Principal Capital Appreciation Class 1	$710,468	$234,668

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Principal LifeTime 2010 Class 1	$493,925	$111,747

Principal LifeTime 2020 Class 1	$1,997,726	$375,666

Principal LifeTime 2030 Class 1	$6,471,302	$1,660,381

Principal LifeTime 2040 Class 1	$3,394,070	$1,404,447

Principal LifeTime 2050 Class 1	$1,629,750	$747,226

Principal LifeTime 2060 Class 1	$1,159,118	$372,135

Principal LifeTime Strategic Income Class 1	$394,149	$240,432

Putnam VT Growth Opportunities Class IB	$983,918	$289,631

Real Estate Securities Class 1	$2,716,835	$1,123,092

Rydex Basic Materials	$21,892	$482

Rydex Utilities	$2,792	$113

SAM Balanced Portfolio Class 1	$4,306,756	$2,549,104

SAM Conservative Balanced Portfolio Class 1	$1,429,461	$770,781

SAM Conservative Growth Portfolio Class 1	$6,529,448	$3,331,479

SAM Flexible Income Portfolio Class 1	$1,854,011	$1,147,609

SAM Strategic Growth Portfolio Class 1	$11,296,779	$4,586,278

Short-Term Income Class 1	$6,588,146	$4,851,622

SmallCap Class 1	$1,263,699	$638,988

T. Rowe Price Health Sciences Portfolio II	$164,999	$21,764

Templeton Developing Markets VIP Class 2	$81,201	$21,855

Templeton Foreign VIP Class 2	$16,159	$5,846

Templeton Global Bond VIP Class 2	$881,866	$490,981

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

TOPS Managed Risk Balanced ETF Class 2	$128,931	$163,711

TOPS Managed Risk Growth ETF Class 2	$407,988	$221,845

TOPS Managed Risk Moderate Growth ETF Class 2	$414,514	$87,974

VanEck Global Hard Assets Class S	$435,176	$166,884

VanEck Global Hard Assets Initial Class	$1,532	$8

Vanguard VIF Balanced	$98,466	$18,115

Vanguard VIF Mid-Cap Index	$2,107,266	$618,909

Wanger International	$359,213	$320,702

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein Global Thematic Growth Class A	1,127	138	989	—	—	—

AllianceBernstein International Value Class A	51,323	39,483	11,840	34,678	18,148	16,530

AllianceBernstein Small Cap Growth Class A	1,586	588	998	1,011	471	540

AllianceBernstein Small/Mid Cap Value Class A	40,596	22,401	18,195	24,035	12,284	11,751

American Century VP Capital Appreciation Class II	10,881	3,979	6,902	10,299	2,465	7,834

American Century VP Income & Growth Class II	12,200	5,440	6,760	11,016	5,148	5,868

American Century VP Inflation Protection Class II	12,268	6,875	5,393	11,538	11,711	(173)

American Century VP International Class II	5	—	5	—	—	—

American Century VP Mid Cap Value Class II	32,427	14,063	18,364	14,762	11,827	2,935

American Century VP Value Class II	11,268	5,653	5,615	9,123	8,880	243

American Funds Insurance Series Blue Chip Income and Growth Class 2	108,055	47,646	60,409	45,450	20,738	24,712

American Funds Insurance Series Capital World Bond Fund Class 2	10,365	1,467	8,898	—	—	—

American Funds Insurance Series Global Balanced Class 2	8,263	2,179	6,084	11,292	324	10,968

American Funds Insurance Series Growth Fund Class 2	88,729	38,176	50,553	48,201	26,849	21,352

American Funds Insurance Series International Fund Class 2	64,449	29,463	34,986	42,075	19,663	22,412

American Funds Insurance Series New World Fund Class 2	107,833	41,701	66,132	38,919	21,451	17,468

BNY Mellon IP MidCap Stock Service Shares	6,661	5,890	771	9,898	4,028	5,870

BNY Mellon IP Technology Growth Service Shares	1,808	35	1,773	—	—	—

BNY Mellon Sustainable U.S. Equity Service Shares	81	4	77	—	—	—

BNY Mellon VIF Appreciation Service Shares	1,514	365	1,149	—	—	—

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Bond Market Index Class 1	109,553	18,123	91,430	—	—	—

Calvert EAFE International Index Class F	19,191	4,972	14,219	—	—	—

Calvert Investment Grade Bond Index Class I	81,829	46,129	35,700	28,088	16,034	12,054

Calvert Russell 2000 Small Cap Index Class F	53,199	21,959	31,240	16,201	7,454	8,747

Calvert S&P 500 Index	1,094	2,758	(1,664)	1,924	1,537	387

Calvert S&P MidCap 400 Index Class F	27,016	16,925	10,091	22,087	9,671	12,416

ClearBridge Mid Cap Class I	15,714	7,123	8,591	8,164	3,234	4,930

ClearBridge Small Cap Growth Class I	33,553	7,538	26,015	—	—	—

Core Plus Bond Class 1	93,777	37,972	55,805	22,306	13,912	8,394

Delaware High Yield Service Class	633	31	602	—	—	—

Delaware Small Cap Value Service Class	25,812	18,338	7,474	20,245	10,646	9,599

Delaware Smid Cap Core Service Class	23,290	14,644	8,646	23,592	14,646	8,946

Diversified International Class 1	45,235	24,476	20,759	19,380	11,829	7,551

DWS Alternative Asset Allocation Class B	1,478	570	908	—	—	—

DWS Small Mid Cap Value Class B	6,112	2,728	3,384	3,296	2,565	731

Equity Income Class 1	128,552	51,388	77,164	42,475	25,681	16,794

Fidelity VIP Contrafund Service Class 2	58,549	39,384	19,165	46,068	26,120	19,948

Fidelity VIP Equity-Income Service Class 2	23,006	8,451	14,555	14,407	10,434	3,973

Fidelity VIP Extended Market Index Service Class 2	12,432	9,315	3,117	395	6	389

Fidelity VIP Government Money Market Service Class	6,067,598	5,405,338	662,260	1,088,175	969,658	118,517

Fidelity VIP High Income Service Class 2	112,661	103,576	9,085	20,748	14,802	5,946

Fidelity VIP International Index Service Class 2	52,587	19,048	33,539	407	92	315

Fidelity VIP Mid Cap Service Class 2	33,495	21,037	12,458	25,329	14,620	10,709

Fidelity VIP Strategic Income Service Class 2	58,840	12,720	46,120	—	—	—

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Fidelity VIP Total Market Index Service Class 2	81,240	15,916	65,324	2,820	40	2,780

Franklin Income VIP Class 2	4,095	1,935	2,160	—	—	—

Franklin Mutual Global Discovery VIP Class 2	16,685	12,168	4,517	12,776	7,674	5,102

Franklin Mutual Shares Class 2	47	4	43	—	—	—

Franklin Rising Dividends VIP Class 2	19,421	17,541	1,880	14,799	7,072	7,727

Franklin Small Cap Value VIP Class 2	11,591	4,792	6,799	5,988	4,184	1,804

Franklin Strategic Income VIP Class 2	8,659	5,364	3,295	—	—	—

Government & High Quality Bond Class 1	87,929	62,123	25,806	41,197	22,809	18,388

International Emerging Markets Class 1	24,084	21,359	2,725	17,886	14,684	3,202

Invesco American Franchise Series II	3,556	2,142	1,414	1,991	1,255	736

Invesco American Value Series I	5,118	1,135	3,983	1,843	1,189	654

Invesco Core Equity Series II	1,554	484	1,070	1,197	1,167	30

Invesco Global Real Estate Series I	9,106	1,958	7,148	—	—	—

Invesco Health Care Series I	29,240	20,826	8,414	24,445	15,455	8,990

Invesco International Growth Series I	4,646	3,550	1,096	—	—	—

Invesco Mid Cap Core Equity Series II	5,057	2,084	2,973	3,855	2,478	1,377

Invesco Oppenheimer Main Street Small Cap Series II	9,708	6,229	3,479	7,314	4,715	2,599

Invesco Oppenheimer VI Discovery Mid Cap Growth	4,107	143	3,964	—	—	—

Janus Henderson Balanced Service Shares	18,862	5,198	13,664	—	—	—

Janus Henderson Enterprise Service Shares	38,441	12,288	26,153	11,641	2,277	9,364

Janus Henderson Flexible Bond Service Shares	16,289	5,748	10,541	—	—	—

Janus Henderson Forty Service Shares	35,771	25,611	10,160	35,809	23,291	12,518

Janus Henderson Global Research Service Shares	126	21	105	—	—	—

Janus Henderson Global Technology Service and Innovation Shares	74,580	11,276	63,304	9,775	322	9,453

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
LargeCap Growth I Class 1	73,086	29,939	43,147	50,286	14,356	35,930

LargeCap S&P 500 Index Class 1	308,686	206,924	101,762	104,587	60,157	44,430

Lord Abbett Series Fund Developing Growth Class VC	30,432	7,460	22,972	10,068	6,165	3,903

MFS Blended Research Small Cap Equity Service Class	25,531	7,039	18,492	3,093	1,076	2,017

MFS Global Equity Service Class	4,493	400	4,093	—	—	—

MFS Growth Service Class	4,924	828	4,096	—	—	—

MFS Inflation-Adjusted Bond Service Class	4,121	545	3,576	—	—	—

MFS International Intrinsic Value Service Class	38,152	11,860	26,292	—	—	—

MFS Mid Cap Value Portfolio Service Class	36,185	23,331	12,854	21,656	9,808	11,848

MFS New Discovery Service Class	8,444	4,724	3,720	7,036	3,993	3,043

MFS New Discovery Value Service Class	23,551	4,199	19,352	3,920	1,183	2,737

MFS Research International Portfolio Service Class	20,375	1,180	19,195	—	—	—

MFS Total Return Service Class	941	125	816	—	—	—

MFS Utilities Service Class	39,448	23,353	16,095	29,673	27,484	2,189

MFS Value Service Class	7,179	1,332	5,847	—	—	—

MidCap Class 1	9,567	5,009	4,558	5,275	3,297	1,978

Neuberger Berman AMT Sustainable Equity I Class	11,034	3,930	7,104	27,601	1,841	25,760

PIMCO Commodity Real Return Strategy Administrative Class	6,550	334	6,216	—	—	—

PIMCO Emerging Market Bond Administrative Class	894	39	855	—	—	—

PIMCO High Yield Administrative Class	24,807	6,707	18,100	—	—	—

PIMCO Long Term U.S. Government Administrative Class	3,379	674	2,705	—	—	—

PIMCO Low Duration Administrative Class	6,628	3,503	3,125	—	—	—

PIMCO Real Return Administrative Class	26,127	5,182	20,945	—	—	—

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
PIMCO Short-Term Administrative Class	52,326	3,872	48,454	—	—	—

PIMCO Total Return Administrative Class	24,315	4,021	20,294	—	—	—

Principal Capital Appreciation Class 1	36,162	14,045	22,117	27,925	14,491	13,434

Principal LifeTime 2010 Class 1	20,510	4,759	15,751	437	773	(336)

Principal LifeTime 2020 Class 1	72,662	14,374	58,288	2,596	2,004	592

Principal LifeTime 2030 Class 1	221,857	60,118	161,739	50,940	13,594	37,346

Principal LifeTime 2040 Class 1	106,799	47,318	59,481	54,004	17,670	36,334

Principal LifeTime 2050 Class 1	51,229	24,979	26,250	21,871	14,883	6,988

Principal LifeTime 2060 Class 1	62,706	21,417	41,289	31,716	19,131	12,585

Principal LifeTime Strategic Income Class 1	18,601	12,307	6,294	3,218	1,248	1,970

Putnam VT Growth Opportunities Class IB	42,762	13,995	28,767	5,557	3,169	2,388

Real Estate Securities Class 1	26,389	13,093	13,296	14,444	11,055	3,389

Rydex Basic Materials	2,186	45	2,141	—	—	—

Rydex Utilities	226	9	217	—	—	—

SAM Balanced Portfolio Class 1	149,351	120,022	29,329	161,085	102,183	58,902

SAM Conservative Balanced Portfolio Class 1	59,420	39,006	20,414	53,464	25,315	28,149

SAM Conservative Growth Portfolio Class 1	258,861	151,512	107,349	231,559	120,965	110,594

SAM Flexible Income Portfolio Class 1	83,607	59,441	24,166	66,294	19,381	46,913

SAM Strategic Growth Portfolio Class 1	441,462	213,104	228,358	337,038	179,189	157,849

Short-Term Income Class 1	456,400	343,060	113,340	59,990	40,399	19,591

SmallCap Class 1	28,578	17,791	10,787	17,939	10,363	7,576

T. Rowe Price Health Sciences Portfolio II	9,022	1,186	7,836	—	—	—

Templeton Developing Markets VIP Class 2	3,827	1,037	2,790	—	—	—

Templeton Foreign VIP Class 2	1,521	522	999	—	—	—

Templeton Global Bond VIP Class 2	45,512	30,937	14,575	29,311	14,547	14,764

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	2020			2019
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

TOPS Managed Risk Balanced ETF Class 2	7,766	12,373	(4,607)	6,159	3,270	2,889

TOPS Managed Risk Growth ETF Class 2	24,774	15,249	9,525	23,734	21,631	2,103

TOPS Managed Risk Moderate Growth ETF Class 2	24,988	5,908	19,080	13,846	4,785	9,061

VanEck Global Hard Assets Class S	83,747	36,183	47,564	33,042	32,427	615

VanEck Global Hard Assets Initial Class	210	1	209	—	—	—

Vanguard VIF Balanced	2,355	448	1,907	—	—	—

Vanguard VIF Mid-Cap Index	42,782	11,994	30,788	—	—	—

Wanger International	27,924	27,256	668	24,143	10,367	13,776

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

6. Financial Highlights

Principal National sells a variable life insurance product, which has multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2020, 2019, 2018, 2017 and 2016 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The summary may not reflect the minimum and maximum contract charges offered by Principal National as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Global Thematic Growth Class A:
2020 (10)	1	$30.23	$30	0.61%	—%	39.44%

AllianceBernstein International Value Class A:
2020	146	$8.43	$1,229	2.08%	—%	2.42%
2019	134	$8.22	$1,102	0.98%	—%	3.92%
2018	117	$7.02	$825	1.58%	—%	(22.77)%
2017	94	$9.09	$858	2.48%	—%	25.38%
2016	71	$7.25	$513	1.47%	—%	(0.55)%

AllianceBernstein Small Cap Growth Class A:
2020	7	$53.66	$394	—%	—%	54.02%
2019	6	$34.84	$221	—%	—%	36.36%
2018	6	$25.55	$148	—%	—%	(0.89)%
2017	5	$25.78	$135	—%	—%	34.13%
2016	6	$19.22	$117	—%	—%	6.48%

AllianceBernstein Small/Mid Cap Value Class A:
2020	87	$26.95	$2,339	1.09%	—%	3.38%
2019	69	$26.07	$1,788	0.60%	—%	4.53%
2018	57	$21.71	$1,234	0.49%	—%	(15.03)%
2017	49	$25.55	$1,244	0.47%	—%	13.15%
2016	37	$22.58	$840	0.63%	—%	25.10%

American Century VP Capital Appreciation Class II:
2020	35	$25.33	$891	—%	—%	42.30%
2019	28	$17.80	$504	—%	—%	6.27%
2018	20	$13.16	$269	—%	—%	(5.32)%
2017	14	$13.90	$190	—%	—%	21.61%
2016	8	$11.43	$93	—%	—%	3.16%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio
American Century VP Income & Growth Class II:
2020	41	$37.03	$1,505	1.85%	—%	11.44%
2019	34	$33.23	$1,126	1.83%	—%	5.19%
2018	28	$26.85	$752	1.71%	—%	(7.19)%
2017	22	$28.93	$639	2.15%	—%	20.29%
2016	18	$24.05	$434	2.12%	—%	13.18%

American Century VP Inflation Protection Class II:
2020	51	$14.24	$727	1.40%	—%	7.55%
2019	46	$13.00	$594	2.33%	—%	1.01%
2018	46	$11.94	$547	2.92%	—%	(2.85)%
2017	36	$12.29	$442	2.62%	—%	3.71%
2016	33	$11.85	$393	1.80%	—%	4.41%

American Century VP International Class II:
2020 (10)	—	$32.86	$—	—%	—%	25.66%

American Century VP Mid Cap Value Class II:
2020	79	$37.25	$2,946	1.74%	—%	1.11%
2019	61	$36.84	$2,237	1.87%	—%	5.50%
2018	58	$28.56	$1,651	1.28%	—%	(12.95)%
2017	46	$32.81	$1,510	1.40%	—%	11.45%
2016	34	$29.44	$1,015	1.55%	—%	22.72%

American Century VP Value Class II:
2020	39	$36.25	$1,427	2.25%	—%	0.83%
2019	34	$35.95	$1,213	1.94%	—%	7.89%
2018	34	$28.32	$949	1.54%	—%	(9.29)%
2017	32	$31.22	$996	1.54%	—%	8.59%
2016	26	$28.75	$750	1.60%	—%	20.24%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2020	189	$15.65	$2,954	1.93%	—%	8.68%
2019	128	$14.40	$1,848	2.20%	—%	7.70%
2018	104	$11.86	$1,230	2.09%	—%	(8.70)%
2017	76	$12.99	$988	2.46%	—%	17.03%
2016	31	$11.10	$349	2.73%	—%	18.72%

American Funds Insurance Series Capital World Bond Fund Class 2
2020 (10)	9	$12.26	$109	2.50%	—%	9.86%

American Funds Insurance Series Global Balanced Class 2:
2020	18	$12.34	$219	1.39%	—%	10.28%
2019	12	$11.19	$130	2.66%	—%	4.78%
2018 (7)	1	$9.29	$6	5.27%	—%	(7.38)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series Growth Fund Class 2:
2020	217	$32.60	$7,073	0.32%	—%	52.05%
2019	166	$21.44	$3,567	0.78%	—%	8.39%
2018	145	$16.39	$2,378	0.47%	—%	(0.24)%
2017	116	$16.43	$1,914	0.60%	—%	28.26%
2016	51	$12.81	$653	0.88%	—%	9.49%

American Funds Insurance Series International Fund Class 2:
2020	155	$15.25	$2,372	0.71%	—%	13.98%
2019	120	$13.38	$1,613	1.57%	—%	6.11%
2018	98	$10.89	$1,068	1.85%	—%	(13.16)%
2017	75	$12.54	$945	1.45%	—%	32.14%
2016	40	$9.49	$384	1.73%	—%	3.60%

American Funds Insurance Series New World Fund Class 2:
2020	166	$16.60	$2,749	0.07%	—%	23.60%
2019	99	$13.43	$1,336	1.02%	—%	6.93%
2018	82	$10.40	$853	0.95%	—%	(14.05)%
2017	54	$12.10	$654	1.11%	—%	29.41%
2016	27	$9.35	$252	1.04%	—%	5.29%

BNY Mellon IP MidCap Stock Service Shares:
2020	23	$15.58	$356	0.53%	—%	7.82%
2019	22	$14.45	$319	0.32%	—%	5.71%
2018	16	$12.05	$195	0.29%	—%	(15.68)%
2017	10	$14.29	$148	0.74%	—%	14.96%
2016	7	$12.43	$87	0.81%	—%	15.20%

BNY Mellon IP Technology Growth Service Shares:
2020 (10)	2	$50.74	$90	—%	—%	69.59%

BNY Mellon Sustainable U.S. Equity Service Shares:
2020 (10)	—	$39.59	$3	—%	—%	23.87%

BNY Mellon VIF Appreciation Service Shares:
2020 (10)	1	$43.07	$50	0.37%	—%	23.30%

Bond Market Index Class 1:
2020 (10)	91	$12.92	$1,182	2.69%	—%	7.22%

Calvert EAFE International Index Class F:
2020 (10)	14	$14.05	$200	5.13%	—%	7.58%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Calvert Investment Grade Bond Index Class I:
2020	116	$12.72	$1,482	3.24%	—%	7.34%
2019	81	$11.85	$957	3.28%	—%	0.51%
2018	69	$10.94	$751	3.32%	—%	(0.36)%
2017	56	$10.98	$610	2.94%	—%	3.58%
2016	47	$10.60	$501	3.07%	—%	2.51%

Calvert Russell 2000 Small Cap Index Class F:
2020	89	$32.25	$2,871	1.15%	—%	19.40%
2019	58	$27.01	$1,561	0.95%	—%	6.34%
2018	49	$21.64	$1,061	1.18%	—%	(11.46)%
2017	37	$24.44	$895	0.80%	—%	14.10%
2016	21	$21.42	$456	0.46%	—%	20.61%

Calvert S&P 500 Index:
2020	15	$22.39	$347	1.70%	—%	18.09%
2019	17	$26.87	$325	1.82%	—%	4.96%
2018	17	$14.45	$242	2.03%	—%	(4.75)%
2017	13	$15.17	$192	1.54%	—%	21.46%
2016	10	$12.49	$123	1.25%	—%	11.52%

Calvert S&P MidCap 400 Index Class F:
2020	104	$30.39	$3,161	1.28%	—%	13.10%
2019	94	$18.96	$2,524	1.19%	—%	31.21%
2018	82	$21.40	$1,744	1.27%	—%	(11.57)%
2017	61	$24.20	$1,486	0.73%	—%	15.62%
2016	40	$20.93	$834	0.64%	—%	19.94%

ClearBridge Mid Cap Class I:
2020	31	$15.82	$494	0.34%	—%	15.31%
2019	23	$13.72	$311	0.64%	—%	6.11%
2018	18	$10.32	$183	0.58%	—%	(12.47)%
2017	14	$11.79	$159	0.55%	—%	12.82%
2016	8	$10.45	$82	0.96%	—%	9.31%

ClearBridge Small Cap Growth Series I:
2020 (10)	26	$30.01	$781	—%	—%	43.25%

Core Plus Bond Class 1:
2020	121	$31.02	$3,746	3.98%	—%	9.53%
2019	65	$28.32	$1,839	3.24%	—%	1.07%
2018	57	$25.79	$1,458	3.59%	—%	(1.41)%
2017	42	$26.16	$1,092	2.72%	—%	4.81%
2016	23	$24.96	$568	3.25%	—%	4.09%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Delaware High Yield Service Class:
2020 (10)	1	$12.77	$8	—%	—%	6.95%

Delaware Small Cap Value Service Class:
2020	67	$27.86	$1,863	0.99%	—%	(2.18)%
2019	59	$28.48	$1,692	0.73%	—%	6.03%
2018	50	$22.30	$1,111	0.58%	—%	(16.95)%
2017	38	$26.85	$1,021	0.55%	—%	11.78%
2016	23	$24.02	$553	0.63%	—%	31.04%

Delaware Smid Cap Core Service Class:
2020	91	$25.61	$2,339	0.27%	—%	10.72%
2019	83	$23.13	$1,912	0.28%	—%	5.09%
2018	74	$17.89	$1,320	—%	—%	(12.43)%
2017	63	$20.43	$1,284	0.08%	—%	18.37%
2016	50	$17.26	$864	—%	—%	8.01%

Diversified International Class 1:
2020	106	$37.47	$3,988	2.75%	—%	16.15%
2019	86	$32.26	$2,762	1.70%	—%	5.87%
2018	78	$26.29	$2,053	2.26%	—%	(17.53)%
2017	64	$31.88	$2,026	1.86%	—%	29.07%
2016	46	$24.70	$1,145	2.43%	—%	0.32%

DWS Alternative Asset Allocation Class B:
2020 (10)	1	$11.57	$11	—%	—%	5.37%

DWS Small Mid Cap Value Class B:
2020	17	$22.38	$374	1.09%	—%	(1.10)%
2019	13	$22.63	$302	0.34%	—%	5.11%
2018	13	$18.70	$236	0.98%	—%	(16.33)%
2017	11	$22.35	$236	0.34%	—%	10.15%
2016	8	$20.29	$171	0.21%	—%	16.48%

Equity Income Class 1:
2020	291	$29.09	$8,465	2.05%	—%	6.44%
2019	214	$27.33	$5,845	1.94%	—%	5.73%
2018	197	$21.17	$4,172	1.61%	—%	(5.02)%
2017	87	$22.29	$1,935	2.33%	—%	21.08%
2016	72	$18.41	$1,323	2.78%	—%	15.71%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Contrafund Service Class 2:
2020	192	$61.08	$11,740	0.07%	—%	30.23%
2019	173	$46.90	$8,116	0.22%	—%	7.05%
2018	153	$35.73	$5,469	0.45%	—%	(6.64)%
2017	125	$38.27	$4,775	0.81%	—%	21.57%
2016	97	$31.48	$3,066	0.71%	—%	7.73%

Fidelity VIP Equity-Income Service Class 2:
2020	59	$32.80	$1,950	1.76%	—%	6.42%
2019	45	$30.82	$1,384	1.82%	—%	6.02%
2018	41	$24.24	$992	2.15%	—%	(8.56)%
2017	36	$26.51	$952	1.65%	—%	12.66%
2016	27	$23.53	$641	2.37%	—%	17.71%

Fidelity VIP Extended Market Index Service Class 2:
2020	4	$12.77	$45	1.49%	—%	16.20%
2019 (9)	—	$10.99	$4	3.22%	—%	5.67%

Fidelity VIP Government Money Market Service Class:
2020	1,374	$10.45	$14,359	0.21%	—%	0.29%
2019	712	$10.42	$7,419	1.87%	—%	0.29%
2018	593	$10.22	$6,068	1.55%	—%	1.49%
2017	568	$10.07	$5,723	0.57%	—%	0.60%
2016 (4)	552	$10.01	$5,523	0.12%	—%	0.10%

Fidelity VIP High Income Service Class 2:
2020	87	$34.03	$2,967	5.45%	—%	2.44%
2019	78	$33.22	$2,595	5.43%	—%	1.87%
2018	72	$28.95	$2,089	5.76%	—%	(3.60)%
2017	65	$30.03	$1,942	5.46%	—%	6.91%
2016	56	$28.09	$1,567	6.27%	—%	14.14%

Fidelity VIP International Index Service Class 2:
2020	34	$12.16	$412	1.66%	—%	10.34%
2019 (9)	—	$11.02	$3	7.37%	—%	5.25%

Fidelity VIP Mid Cap Service Class 2:
2020	98	$36.81	$5,723	0.41%	—%	17.86%
2019	85	$50.10	$4,263	0.70%	—%	6.35%
2018	74	$40.67	$3,026	0.42%	—%	(14.77)%
2017	62	$47.72	$2,952	0.51%	—%	20.54%
2016	52	$39.59	$2,043	0.36%	—%	11.93%

Fidelity VIP Strategic Income Service Class II:
2020 (10)	46	$11.96	$552	5.57%	—%	7.17%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Total Market Index Service Class 2:
2020	68	$13.55	$923	2.24%	—%	20.02%
2019 (9)	3	$11.29	$31	3.95%	—%	6.51%

Franklin Income VIP Class 2:
2020 (10)	2	$34.02	$73	9.09%	—%	0.71%

Franklin Mutual Global Discovery VIP Class 2:
2020	62	$37.16	$2,286	2.52%	—%	(4.45)%
2019	57	$38.89	$2,217	1.65%	—%	5.88%
2018	52	$31.27	$1,623	2.47%	—%	(11.22)%
2017	47	$35.22	$1,641	1.73%	—%	8.57%
2016	31	$32.44	$1,006	1.73%	—%	12.17%

Franklin Mutual Shares Class 2:
2020 (10)	—	$28.02	$1	—%	—%	(5.05)%

Franklin Rising Dividends VIP Class 2:
2020	76	$46.33	$3,517	1.28%	—%	15.97%
2019	74	$39.95	$2,957	1.23%	—%	6.28%
2018	66	$30.91	$2,049	1.26%	—%	(5.07)%
2017	56	$32.56	$1,829	1.46%	—%	20.55%
2016	44	$27.01	$1,202	1.30%	—%	16.02%

Franklin Small Cap Value VIP Class 2:
2020	26	$43.57	$1,143	1.40%	—%	5.19%
2019	19	$41.42	$805	1.03%	—%	4.36%
2018	18	$32.79	$578	0.84%	—%	(12.86)%
2017	13	$37.63	$503	0.51%	—%	10.64%
2016	10	$34.01	$347	0.77%	—%	30.21%

Franklin Strategic Income VIP Class 2:
2020 (10)	3	$17.89	$59	4.20%	—%	3.41%

Government & High Quality Bond Class 1:
2020	148	$15.11	$2,234	2.72%	—%	2.86%
2019	122	$14.69	$1,793	2.81%	—%	0.62%
2018	104	$13.80	$1,430	4.08%	—%	0.95%
2017	80	$13.67	$1,094	4.11%	—%	1.86%
2016	63	$13.42	$842	3.49%	—%	1.82%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

International Emerging Markets Class 1:
2020	76	$50.65	$3,829	2.44%	—%	19.23%
2019	73	$42.48	$3,095	0.94%	—%	6.87%
2018	70	$36.12	$2,516	1.25%	—%	(21.01)%
2017	56	$45.73	$2,576	1.30%	—%	40.84%
2016	41	$32.47	$1,335	1.19%	—%	9.40%

Invesco American Franchise Series II:
2020	10	$37.22	$354	—%	—%	42.01%
2019	8	$26.21	$213	—%	—%	8.13%
2018	7	$19.21	$142	—%	—%	(3.90)%
2017	6	$19.99	$124	—%	—%	27.00%
2016	5	$15.74	$79	—%	—%	2.01%

Invesco American Value Series I:
2020	10	$12.21	$122	1.07%	—%	1.08%
2019	6	$12.08	$73	0.72%	—%	7.28%
2018	5	$9.66	$52	0.51%	—%	(12.66)%
2017	4	$11.06	$46	0.85%	—%	9.94%
2016	3	$10.06	$34	0.41%	—%	15.50%

Invesco Core Equity Series II:
2020	6	$43.97	$270	1.14%	—%	13.56%
2019	5	$38.72	$196	0.17%	—%	6.34%
2018	5	$30.09	$152	—%	—%	(9.61)%
2017	7	$33.29	$218	0.87%	—%	12.89%
2016	5	$29.49	$144	0.53%	—%	10.00%

Invesco Global Real Estate Series I:
2020 (10)	7	$11.95	$85	6.53%	—%	(12.33)%

Invesco Health Care Series I:
2020	98	$43.25	$4,241	0.33%	—%	14.48%
2019	90	$37.78	$3,387	0.04%	—%	14.07%
2018	81	$28.51	$2,300	—%	—%	0.88%
2017	69	$28.26	$1,956	0.37%	—%	15.82%
2016	62	$24.40	$1,518	—%	—%	(11.47)%

Invesco International Growth Series I:
2020 (10)	1	$39.54	$43	4.36%	—%	14.01%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Invesco Mid Cap Core Equity Series II:
2020	25	$26.83	$658	0.51%	—%	8.93%
2019	22	$24.63	$531	0.22%	—%	6.62%
2018	20	$19.70	$398	0.11%	—%	(11.58)%
2017	21	$22.28	$461	0.33%	—%	14.67%
2016	18	$19.43	$345	—%	—%	13.16%

Invesco Oppenheimer Main Street Small Cap Series II:
2020	26	$36.10	$922	0.39%	—%	19.62%
2019	22	$30.18	$665	—%	—%	6.23%
2018	19	$23.93	$465	0.06%	—%	(10.51)%
2017	18	$26.74	$473	0.66%	—%	13.88%
2016	14	$23.48	$328	0.25%	—%	17.69%

Invesco Oppenheimer VI Discovery Mid Cap Growth:
2020 (11)	4	$15.00	$59	—%	—%	48.22%

Janus Henderson Balanced Service Shares:
2020 (10)	14	$44.02	$601	2.41%	—%	14.04%

Janus Henderson Enterprise Service Shares:
2020	36	$56.02	$2,036	0.04%	—%	19.17%
2019	10	$30.72	$479	0.06%	—%	5.66%
2018 (7)	1	$34.78	$29	0.02%	—%	(10.52)%

Janus Henderson Flexible Bond Service Shares:
2020 (10)	11	$26.32	$277	4.12%	—%	10.26%

Janus Henderson Forty Service Shares:
2020	120	$42.71	$5,120	0.62%	—%	39.03%
2019	110	$11.71	$3,371	0.02%	—%	6.85%
2018	97	$22.45	$2,182	1.20%	—%	1.72%
2017	82	$22.07	$1,808	—%	—%	29.98%
2016	66	$16.98	$1,128	0.84%	—%	1.98%

Janus Henderson Global Research Service Shares:
2020 (10)	—	$30.63	$3	0.98%	—%	19.79%

Janus Henderson Global Technology and Innovation Service Shares:
2020 (13)	73	$17.65	$1,284	—%	—%	50.73%
2019 (9)	9	$47.01	$111	—%	—%	8.73%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

LargeCap Growth I Class 1:
2020	127	$98.61	$12,552	0.03%	—%	36.20%
2019	84	$72.40	$6,092	0.06%	—%	7.45%
2018	48	$53.66	$2,587	0.04%	—%	3.59%
2017	39	$51.80	$2,016	0.03%	—%	33.71%
2016	35	$38.74	$1,353	—%	—%	1.25%

LargeCap S&P 500 Index Class 1:
2020	531	$39.69	$21,066	1.81%	—%	18.09%
2019	429	$33.61	$14,420	1.92%	—%	6.63%
2018	385	$25.64	$9,860	1.78%	—%	(4.58)%
2017	323	$26.87	$8,683	1.64%	—%	21.47%
2016	296	$22.12	$6,537	1.70%	—%	11.60%

Lord Abbett Series Fund Developing Growth Class VC:
2020	38	$34.44	$1,317	—%	—%	72.63%
2019	15	$19.95	$305	—%	—%	4.56%
2018	11	$15.14	$172	—%	—%	4.85%
2017	1	$14.44	$8	—%	—%	29.97%
2016 (5)	—	$11.11	$5	—%	—%	10.66%

MFS Blended Research Small Cap Equity Service Class:
2020	25	$16.64	$417	0.75%	—%	2.09%
2019	7	$16.30	$107	0.48%	—%	8.09%
2018	5	$12.90	$59	0.60%	—%	(5.36)%
2017	5	$13.63	$66	0.55%	—%	14.73%
2016 (5)	—	$11.88	$—	—%	—%	18.92%

MFS Global Equity Service Class:
2020 (10)	4	$36.21	$148	1.31%	—%	13.05%

MFS Growth Service Class:
2020 (10)	4	$70.79	$290	—%	—%	31.53%

MFS Inflation-Adjusted Bond Service Class:
2020 (10)	4	$12.15	$43	0.21%	—%	13.23%

MFS International Intrinsic Value Service Class:
2020 (10)	26	$21.18	$557	0.86%	—%	20.20%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

MFS Mid Cap Value Portfolio Service Class:
2020	67	$14.52	$968	1.05%	—%	3.71%
2019	54	$14.00	$754	0.98%	—%	5.98%
2018	42	$10.71	$450	0.72%	—%	(11.63)%
2017	33	$12.12	$404	1.09%	—%	13.38%
2016	21	$10.69	$228	0.67%	—%	15.82%

MFS New Discovery Service Class:
2020	23	$67.14	$1,526	—%	—%	45.58%
2019	19	$46.12	$877	—%	—%	8.70%
2018	16	$32.64	$521	—%	—%	(1.72)%
2017	11	$33.21	$357	—%	—%	26.32%
2016	9	$26.29	$229	—%	—%	8.82%

MFS New Discovery Value Service Class:
2020	30	$17.10	$505	0.98%	—%	3.76%
2019	10	$16.48	$168	0.53%	—%	6.32%
2018	7	$12.35	$92	0.25%	—%	(11.02)%
2017	3	$13.88	$38	0.78%	—%	15.00%
2016 (5)	—	$12.07	$6	—%	—%	21.31%

MFS Research International Portfolio Service Class:
2020 (10)	19	$14.33	$275	2.23%	—%	12.75%

MFS Total Return Service Class:
2020 (10)	1	$22.87	$19	0.82%	—%	9.53%

MFS Utilities Service Class:
2020	131	$22.48	$2,948	2.29%	—%	5.64%
2019	115	$21.28	$2,448	3.78%	—%	2.60%
2018	113	$17.05	$1,924	0.90%	—%	0.77%
2017	90	$16.92	$1,521	4.23%	—%	14.48%
2016	70	$14.78	$1,038	3.69%	—%	11.30%

MFS Value Service Class:
2020 (10)	6	$40.95	$239	1.42%	—%	3.20%

MidCap Class 1:
2020	49	$144.96	$7,096	0.75%	—%	16.24%
2019	44	$122.50	$5,438	0.28%	—%	43.09%
2018	42	$85.61	$3,631	0.28%	—%	(6.55)%
2017	39	$91.61	$3,581	0.56%	—%	25.53%
2016	35	$72.98	$2,560	0.42%	—%	10.36%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Neuberger Berman AMT Sustainable Equity I Class:
2020	33	$13.09	$430	0.79%	—%	19.54%
2019 (8)	26	$10.95	$282	0.56%	—%	6.52%

PIMCO Commodity Real Return Strategy Administrative Class:
2020 (10)	6	$6.21	$39	4.99%	—%	1.31%

PIMCO Emerging Market Bond Administrative Class:
2020 (10)	1	$15.07	$13	4.41%	—%	6.73%

PIMCO High Yield Administrative Class:
2020 (10)	18	$21.20	$384	4.44%	—%	5.74%

PIMCO Long Term U.S. Government Administrative Class:
2020 (10)	3	$15.60	$42	1.50%	—%	17.38%

PIMCO Low Duration Administrative Class:
2020 (10)	3	$10.98	$34	0.66%	—%	3.00%

PIMCO Real Return Administrative Class:
2020 (10)	21	$15.27	$320	1.29%	—%	11.70%

PIMCO Short-Term Administrative Class:
2020 (10)	48	$12.09	$586	0.62%	—%	2.28%

PIMCO Total Return Administrative Class:
2020 (10)	20	$15.84	$321	1.71%	—%	8.72%

Principal Capital Appreciation Class 1:
2020	123	$19.74	$2,434	1.35%	—%	18.70%
2019	101	$16.63	$1,682	1.66%	—%	5.92%
2018	88	$12.55	$1,101	1.21%	—%	(3.46)%
2017	76	$13.00	$988	1.38%	—%	20.82%
2016	50	$10.76	$534	1.23%	—%	9.13%

Principal LifeTime 2010 Class 1:
2020	21	$24.72	$531	2.39%	—%	11.40%
2019	6	$22.19	$127	2.96%	—%	2.40%
2018	6	$19.45	$118	3.07%	—%	(3.86)%
2017	6	$20.23	$119	1.96%	—%	11.40%
2016	13	$18.16	$230	2.06%	—%	5.28%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2020 Class 1:
2020	81	$29.09	$2,358	2.83%	—%	12.88%
2019	23	$25.77	$589	2.38%	—%	3.33%
2018	22	$21.82	$486	2.79%	—%	(5.38)%
2017	24	$23.06	$550	2.00%	—%	15.01%
2016	20	$20.05	$404	1.65%	—%	5.75%

Principal LifeTime 2030 Class 1:
2020	354	$31.10	$10,994	2.14%	—%	14.88%
2019	192	$27.07	$5,193	2.09%	—%	4.32%
2018	154	$22.19	$3,427	2.40%	—%	(7.04)%
2017	116	$23.87	$2,770	1.61%	—%	18.23%
2016	92	$20.19	$1,855	1.66%	—%	5.87%

Principal LifeTime 2040 Class 1:
2020	238	$33.76	$8,044	2.03%	—%	16.09%
2019	179	$29.08	$5,199	1.89%	—%	4.91%
2018	142	$23.31	$3,321	2.10%	—%	(7.87)%
2017	123	$25.30	$3,110	1.41%	—%	20.71%
2016	105	$20.96	$2,190	1.54%	—%	5.43%

Principal LifeTime 2050 Class 1:
2020	106	$34.75	$3,697	1.88%	—%	16.65%
2019	80	$29.79	$2,386	1.86%	—%	5.34%
2018	73	$23.57	$1,724	2.12%	—%	(8.64)%
2017	62	$25.80	$1,595	1.28%	—%	22.16%
2016	48	$21.12	$1,011	1.36%	—%	5.55%

Principal LifeTime 2060 Class 1:
2020	140	$20.30	$2,850	1.63%	—%	16.53%
2019	99	$17.42	$1,726	1.35%	—%	5.64%
2018	87	$13.69	$1,184	2.15%	—%	(9.22)%
2017	68	$15.08	$1,021	0.90%	—%	22.70%
2016	56	$12.29	$691	1.18%	—%	5.49%

Principal LifeTime Strategic Income Class 1:
2020	22	$21.71	$477	2.46%	—%	10.32%
2019	16	$19.68	$308	2.38%	—%	1.97%
2018	14	$17.50	$240	2.89%	—%	(2.99)%
2017	11	$18.04	$201	2.59%	—%	8.74%
2016	7	$16.59	$117	2.90%	—%	4.73%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

Putnam VT Growth Opportunities Class IB:
2020	55	$25.55	$1,411	0.04%	—%	38.71%
2019	26	$18.42	$487	0.12%	—%	6.78%
2018	24	$13.47	$324	—%	—%	2.36%
2017	20	$13.16	$257	0.10%	—%	30.95%
2016 (6)	18	$10.05	$179	—%	—%	0.70%

Real Estate Securities Class 1:
2020	68	$93.72	$6,386	2.08%	—%	(3.41)%
2019	55	$97.03	$5,322	1.84%	—%	(0.88)%
2018	51	$73.92	$3,804	1.84%	—%	(4.22)%
2017	47	$77.18	$3,605	1.83%	—%	9.20%
2016	37	$70.68	$2,607	1.47%	—%	5.84%

Rydex Basic Materials:
2020 (10)	2	$11.86	$25	—%	—%	19.68%

Rydex Utilities:
2020 (10)	—	$12.30	$3	—%	—%	(5.17)%

SAM Balanced Portfolio Class 1:
2020	1,002	$23.93	$23,975	2.23%	—%	11.25%
2019	972	$21.51	$20,914	2.53%	—%	3.81%
2018	914	$17.92	$16,372	3.13%	—%	(5.03)%
2017	818	$18.87	$15,444	2.17%	—%	15.20%
2016	703	$16.38	$11,510	2.16%	—%	6.78%

SAM Conservative Balanced Portfolio Class 1:
2020	277	$22.06	$6,118	2.43%	—%	9.59%
2019	257	$20.12	$5,171	2.92%	—%	2.86%
2018	229	$17.37	$3,974	3.49%	—%	(3.45)%
2017	196	$17.99	$3,535	2.79%	—%	11.46%
2016	148	$16.14	$2,393	2.49%	—%	6.32%

SAM Conservative Growth Portfolio Class 1:
2020	1,231	$25.12	$30,911	1.91%	—%	12.95%
2019	1,123	$22.24	$24,980	1.88%	—%	4.71%
2018	1,013	$17.92	$18,153	2.84%	—%	(6.62)%
2017	904	$19.19	$17,345	1.59%	—%	19.71%
2016	724	$16.03	$11,600	1.48%	—%	7.01%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

SAM Flexible Income Portfolio Class 1:
2020	237	$21.00	$4,987	2.77%	—%	7.25%
2019	213	$19.58	$4,176	3.69%	—%	2.03%
2018	166	$17.29	$2,876	3.96%	—%	(1.98)%
2017	184	$17.64	$3,251	3.32%	—%	8.42%
2016	139	$16.27	$2,263	3.08%	—%	7.04%

SAM Strategic Growth Portfolio Class 1:
2020	1,900	$25.98	$49,366	1.83%	—%	15.36%
2019	1,671	$22.52	$37,635	1.56%	—%	5.58%
2018	1,514	$17.67	$26,742	2.43%	—%	(8.59)%
2017	1,339	$19.33	$25,888	1.44%	—%	22.19%
2016	1,182	$15.82	$18,698	1.49%	—%	6.17%

Short-Term Income Class 1:
2020	275	$14.44	$3,972	2.32%	—%	3.36%
2019	162	$13.97	$2,259	2.59%	—%	0.36%
2018	142	$13.35	$1,896	2.24%	—%	1.06%
2017	134	$13.21	$1,764	2.15%	—%	2.40%
2016	69	$12.90	$895	2.21%	—%	2.14%

SmallCap Class 1:
2020	83	$46.92	$3,893	0.52%	—%	22.19%
2019	72	$38.40	$2,771	0.34%	—%	5.67%
2018	65	$30.14	$1,947	0.32%	—%	(10.88)%
2017	57	$33.82	$1,919	0.38%	—%	12.85%
2016	49	$29.97	$1,470	0.26%	—%	17.39%

T. Rowe Price Health Sciences Portfolio II:
2020 (10)	8	$18.88	$148	—%	—%	29.23%

Templeton Developing Markets VIP Class 2:
2020 (10)	3	$24.29	$68	1.06%	—%	17.23%

Templeton Foreign VIP Class 2:
2020 (10)	1	$12.18	$12	1.19%	—%	(1.14)%

Templeton Global Bond VIP Class 2:
2020	126	$15.80	$1,999	8.31%	—%	(5.33)%
2019	112	$16.68	$1,867	6.96%	—%	1.28%
2018	97	$16.35	$1,589	—%	—%	1.93%
2017	85	$16.04	$1,366	—%	—%	1.91%
2016	57	$15.74	$904	—%	—%	2.94%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

	December 31,			For the year ended December 31, except as noted
		Unit fair value
		corresponding			Expense	Total return (3)
		to lowest		Investment	ratio (2)	corresponding to
	Units	to highest	Net assets	income	lowest to	lowest to highest
Division	(000's)	expense ratio	(000's)	ratio (1)	highest	expense ratio

TOPS Managed Risk Balanced ETF Class 2:
2020	35	$15.28	$535	2.31%	—%	5.89%
2019	40	$14.43	$572	2.29%	—%	3.07%
2018	37	$12.59	$463	1.79%	—%	(6.04)%
2017	32	$13.40	$432	1.60%	—%	10.56%
2016	27	$12.12	$333	1.31%	—%	6.22%

TOPS Managed Risk Growth ETF Class 2:
2020	147	$16.18	$2,374	2.27%	—%	5.20%
2019	137	$15.38	$2,111	2.04%	—%	4.84%
2018	135	$13.14	$1,775	1.64%	—%	(8.69)%
2017	126	$14.39	$1,813	1.56%	—%	17.66%
2016	116	$12.23	$1,422	1.59%	—%	5.52%

TOPS Managed Risk Moderate Growth ETF Class 2:
2020	92	$16.22	$1,485	2.67%	—%	5.94%
2019	72	$15.31	$1,110	2.28%	—%	3.87%
2018	63	$13.17	$835	1.75%	—%	(7.19)%
2017	52	$14.19	$745	1.72%	—%	13.79%
2016	43	$12.47	$534	1.62%	—%	6.31%

VanEck Global Hard Assets Class S:
2020	148	$6.71	$994	0.68%	—%	18.97%
2019	101	$5.64	$568	—%	—%	8.25%
2018	100	$5.06	$506	—%	—%	(28.43)%
2017	94	$7.07	$668	—%	—%	(1.94)%
2016	70	$7.21	$505	0.32%	—%	43.34%

VanEck Global Hard Assets Initial Class:
2020 (10)	—	$7.98	$2	—%	—%	19.10%

Vanguard VIF Balanced:
2020 (12)	2	$44.04	$84	—%	—%	11.02%

Vanguard VIF Mid-Cap Index:
2020 (10)	31	$57.21	$1,761	0.51%	—%	18.08%

Wanger International:
2020	62	$14.57	$899	1.94%	—%	14.36%
2019	61	$12.74	$777	0.87%	—%	8.43%
2018	47	$9.80	$463	2.00%	—%	(17.72)%
2017	19	$11.91	$225	1.28%	—%	32.92%
2016	11	$8.96	$99	1.44%	—%	(1.43)%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2020

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(5)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(6)	Commenced operations November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(7)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(8)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(9)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(10)	Commenced operations January 1, 2020.
(11)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(12)	Commenced operations June 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(13)	Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.
7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 1, 2021, and determined no items required recognition or disclosure.

APPENDIX B - Principal National Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder
Principal National Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Principal National Life Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2020 and 2019, and the related statutory-basis statements of operations and capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa, which is a basis of accounting other than
U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Des Moines, Iowa
April 13, 2021

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2020	2019
Admitted assets
Bonds	$219,134,226	$195,191,773
Cash, cash equivalents and short-term investments	24,173,974	16,646,292
Other invested assets	1,006,366	—
Accrued investment income	1,924,986	1,827,659
Amounts receivable under reinsurance contract	8,630,954	9,049,531
Net deferred tax asset	14,435,515	13,139,682
Separate Account assets	352,525,178	240,424,971
Receivables from parent, subsidiaries and affiliates	56,225	66,623
Receivable for securities	35,600	—
Other assets	89,354	59,908
Total admitted assets	$622,012,378	$476,406,439

Liabilities
Insurance reserves	$17,076	$15,749
Asset valuation reserve	1,162,624	881,982
Interest maintenance reserve	741,696	126,499
Payables to parent, subsidiaries and affiliates	6,283,791	7,194,146
Payable for securities	2,455,000	—
Federal income taxes payable	2,894,218	2,412,730
Separate Account liabilities	352,525,178	240,424,971
Other liabilities	5,268,719	4,480,799
Total liabilities	371,348,302	255,536,876

Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	280,535,781	249,562,476
Unassigned deficit	(32,371,705)	(31,192,913)
Total capital and surplus	250,664,076	220,869,563
Total liabilities and capital and surplus	$622,012,378	$476,406,439

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2020	2019	2018
Income
Premiums and annuity and other considerations	$8,503	$8,055	$7,200
Net investment income	7,175,883	6,452,864	4,604,490
Commissions and expense allowances on reinsurance ceded	314,271,495	310,584,424	291,217,160
Other income	84,233,245	38,278,245	38,954,109
Total income	405,689,126	355,323,588	334,782,959

Benefits and expenses
Additions to policyholder reserves	1,327	1,308	1,038
Net transfers to Separate Accounts	83,655,041	37,822,325	38,559,449
Insurance expenses and taxes	316,448,642	313,007,050	293,801,686
Total benefits and expenses	400,105,010	350,830,683	332,362,173

Gain from operations before federal income taxes and net
realized capital losses	5,584,116	4,492,905	2,420,786
Federal income taxes (excluding tax on net realized capital
losses)	7,537,000	6,155,048	5,993,551
Net loss from operations before net realized capital losses	(1,952,884)	(1,662,143)	(3,572,765)
Net realized capital losses net of related taxes	(1,493)	(48,254)	(4,021)
Net loss	$(1,954,377)	$(1,710,397)	$(3,576,786)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$249,562,476	$233,104,317	$174,313,304
Capital contributions from parent	27,600,000	13,250,000	55,000,000
Other adjustments	3,373,305	3,208,159	3,791,013
Paid-in and contributed surplus at end of year	$280,535,781	$249,562,476	$233,104,317

Unassigned deficit at beginning of year	$(31,192,913)	$(30,421,041)	$(27,941,767)
Net loss	(1,954,377)	(1,710,397)	(3,576,786)
Change in non-admitted assets and related items	(5,033,885)	(4,220,810)	(3,970,860)
Change in net deferred taxes	6,369,753	5,632,204	5,528,989
Change in asset valuation reserve	(280,642)	(197,479)	(150,867)
Other adjustments	(279,641)	(275,390)	(309,750)
Unassigned deficit at end of year	$(32,371,705)	$(31,192,913)	$(30,421,041)
Total capital and surplus	$250,664,076	$220,869,563	$205,183,276

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2020	2019	2018
Operating activities
Premiums and annuity and other considerations received	$15,943,484	$14,127,372	$13,058,621
Net investment income received	8,550,346	7,147,546	5,500,253
Reinsured benefit payments other than dividends	68,233,957	24,114,450	25,845,654
Insurance expenses and taxes received (paid)	1,175,936	(6,798,221)	386,924
Federal income taxes paid	(7,233,698)	(5,547,970)	(5,877,171)
Net transfers to Separate Account operations	(84,334,620)	(38,063,563)	(38,522,791)
Net cash provided by (used in) operating activities	2,335,405	(5,020,386)	391,490

Investing activities
Bonds sold and matured	21,845,152	3,323,189	1,560,954
Bonds acquired	(45,032,706)	(36,282,608)	(32,575,895)
Other invested assets acquired	(1,006,410)	—	—
Other investing activities	2,422,331	—	—
Net cash used in investing activities	(21,771,633)	(32,959,419)	(31,014,941)

Financing and miscellaneous activities
Capital contributions from parent	27,600,000	13,250,000	55,000,000
Other cash provided (applied)	(636,090)	3,891,521	(123,292)
Net cash provided by financing and miscellaneous activities	26,963,910	17,141,521	54,876,708

Net increase (decrease) in cash, cash equivalents and
short-term investments	7,527,682	(20,838,284)	24,253,257
Cash, cash equivalents and short-term investments at
beginning of year	16,646,292	37,484,576	13,231,319
Cash, cash equivalents and short-term investments at
end of year	$24,173,974	$16,646,292	$37,484,576

See accompanying notes.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2020

1. Nature of Operations and Significant Accounting Policies

Description of Business

    Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states currently selling traditional term, universal life, variable universal life and indexed universal life insurance products.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Commerce of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or fair value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the emergence of estimated gross profit margins or, in certain circumstances, estimated gross revenues for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on best estimate assumptions of expected mortality, interest rates and withdrawals used for U.S. GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2020

    For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.
    Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.
    Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.
    Certain assets, including goodwill and other intangibles, designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.
    For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.
    The following summary reconciles the admitted assets and capital and surplus as of December 31, 2020 and 2019 and net income (loss) for the years then ended between amounts stated in conformity with U.S. GAAP and statutory-basis amounts presented herein:

	December 31, 2020
	Admitted	Capital and	Net income
	assets	surplus	(loss)
As reported in accordance with U.S. GAAP	$5,237,039,559	$303,004,349	$5,048,025
Additions (deductions):
Accounting for investments	(28,779,884)	(30,684,204)	(13,130,512)
Accounting for insurance and other contracts	(4,563,559,576)	99,650	12,514,775
Goodwill and other intangible assets	(1,850,000)	(1,850,000)	—
Federal income taxes	7,264,048	7,264,048	(6,386,665)
Non-admitted assets	(27,169,767)	(27,169,767)	—
Other	(932,002)	—	—
As reported in these statutory-basis financial statements	$622,012,378	$250,664,076	$(1,954,377)

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

	December 31, 2019
	Admitted	Capital and	Net income
	assets	surplus	(loss)
As reported in accordance with U.S. GAAP	$4,500,546,082	$256,280,387	$3,936,459
Additions (deductions):
Accounting for investments	(14,875,558)	(15,884,039)	(2,482,209)
Accounting for insurance and other contracts	(3,989,369,825)	97,474	2,484,896
Goodwill and other intangible assets	(1,850,000)	(1,850,000)	—
Federal income taxes	4,361,623	4,361,623	(5,649,543)
Non-admitted assets	(22,135,882)	(22,135,882)	—
Other	(270,001)	—	—
As reported in these statutory-basis financial statements	$476,406,439	$220,869,563	$(1,710,397)
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to financial results. Our financial results may be impacted by evolving regulatory, legislative and standard-setter accounting interpretations and guidance. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts on the global economy, markets or our business at this time.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those loan-backed and structured securities that are of high credit quality and using the prospective method for those loan-backed and structured securities that are not of high credit quality. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

Other invested assets are valued as prescribed by the State of Iowa Insurance laws.

The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2020 and 2019, the AVR was $1,162,624 and $881,982, respectively.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. As of December 31, 2020 and 2019, the IMR was $741,696 and $126,499, respectively.

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated on multiples of valuation mortality tables with various interest rates and additional reserves are held for substandard flat extra ratings. In addition to the regular universal life reserves, an unearned cost of insurance charge reserve is held.

As of December 31, 2020 and 2019, we had $28,701,118,859 and $53,588,693,655, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Reinsurance

    We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Account

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Income Taxes

    We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Delaware Charter Guarantee & Trust Company	Principal Investors Corporation
Diversified Dental Services, Inc.	Principal Life Insurance Company
Employers Dental Services, Inc.	Principal Life Insurance Company of Iowa
Equity FC, Ltd.	Principal National Life Insurance Company
First Dental Health	Principal Real Estate Portfolio, Inc.
Preferred Product Network, Inc.	Principal Reinsurance Company of Delaware
Principal Bank	Principal Reinsurance Company of Delaware II
Principal Dental Services, Inc.	Principal Reinsurance Company of Vermont
Principal Financial Services, Inc.	Principal Securities, Inc.
Principal Funds Distributor, Inc.	Principal Shareholder Services, Inc.
Principal Global Investors Holding Company (US), LLC	RobustWealth, Inc.
Principal Global Investors Trust Company	Spectrum Asset Management, Inc.
Principal International, LLC
The method of allocation between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocating income tax expenses and benefits among parties to the agreement generally based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

2. Related Party Transactions
Reinsurance
    We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2020	2019	2018
Premiums and annuity and other considerations:
Reinsurance assumed	$8,503	$8,055	$7,200
Reinsurance ceded	$1,007,313,891	$900,885,697	$785,108,681

Benefit payments other than dividends:
Reinsurance ceded	$311,881,535	$214,288,608	$194,551,873

Commissions and expense allowance:
Reinsurance ceded	$314,271,495	$310,584,424	$291,217,160

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

	December 31,
Statements of Financial Position line	2020	2019
Insurance reserves:
Reinsurance assumed	$17,076	$15,749
Reinsurance ceded	$7,572,502,318	$6,639,205,000

Amounts receivable under reinsurance contract:
Reinsurance ceded	$8,630,954	$9,049,531
Expense Agreements
    We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2020 , 2019 and 2018, we received $11,294,241, $10,212,482 and $15,661,869, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $214,455, $188,549 and $147,355 during 2020, 2019 and 2018, respectively.
Cash Advance Agreement
    We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable of $2,380 and $28,252, as of December 31, 2020 and 2019, respectively. During 2020, 2019 and 2018, we earned interest of $77,574, $363,178 and $324,938, respectively, related to the cash advance agreement.

Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $6,098,788, $5,866,178 and $7,605,753 in 2020, 2019 and 2018, respectively.

PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,226,368, $4,643,531 and $4,240,298 in 2020, 2019 and 2018, respectively.

3. Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2020
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$16,229,149	$1,237,255	$—	$17,466,404
U.S. states, territories and possessions	1,936,838	505,742	—	2,442,580
U.S. special revenue	62,427,611	8,062,356	(200,076)	70,289,891
Industrial and miscellaneous	137,540,628	19,123,356	(234,781)	156,429,203
Hybrid securities	1,000,000	64,732	—	1,064,732
Total bonds	$219,134,226	$28,993,441	$(434,857)	$247,692,810

	December 31, 2019
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$16,244,318	$227,038	$—	$16,471,356
U.S. states, territories and possessions	1,934,044	261,016	—	2,195,060
U.S. special revenue	50,108,543	4,179,073	(62,764)	54,224,852
Industrial and miscellaneous	126,904,868	10,265,729	(98,446)	137,072,151
Total bonds	$195,191,773	$14,932,856	$(161,210)	$209,963,419

    The carrying value and fair value of bonds as of December 31, 2020, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$18,464,702	$18,738,361
Due after one year through five years	42,240,689	46,220,502
Due after five years through ten years	26,872,626	30,082,284
Due after ten years	107,795,904	127,185,515
	195,373,921	222,226,662
Mortgage-backed and other asset-backed securities	23,760,305	25,466,148
Total	$219,134,226	$247,692,810

    Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.
    We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Net Investment Income
    Major components of net investment income were as follows:

	For the year ended December 31,
	2020	2019	2018
Bonds	$8,768,662	$7,542,253	$5,869,783
Cash, cash equivalents and short-term investments	3,623	80,736	35,347
Other invested assets	34,797	—	—
Other	76,466	371,181	324,876
Gross investment income	8,883,548	7,994,170	6,230,006
Less: investment expenses	1,707,665	1,541,306	1,625,516
Net investment income	$7,175,883	$6,452,864	$4,604,490

Prepayment Penalties and Acceleration Fees

The number of sold, disposed or otherwise redeemed securities by Committee on Uniform Security Identification Procedure (“CUSIP”) as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty or acceleration fee were as follows:

	December 31, 2020
	General Account	Separate Account

Number of CUSIPs	5	—
Aggregate amount of investment income	$535,302	$—

	December 31, 2019
	General Account	Separate Account

Number of CUSIPs	1	—
Aggregate amount of investment income	$37,762	$—

We had no prepayment penalty or acceleration fees during 2018.

Realized and Unrealized Capital Gains and Losses
    Realized capital gains (losses) on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2020, 2019 and 2018, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2020	2019	2018

Bonds	$830,369	$37,366	$44,347
Net capital gains	830,369	37,366	44,347
Related federal income tax expense	(178,186)	(56,101)	(13,334)
Transferred to IMR	(653,676)	(29,519)	(35,034)
Net realized capital gains (losses) net of related taxes	$(1,493)	$(48,254)	$(4,021)

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
    Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $10,563,308, $2,673,948 and $1,488,581 in 2020, 2019 and 2018, respectively. Gross gains of $971,553, $38,864 and $44,347 and gross losses of $127,900, $3,167 and $0 in 2020, 2019 and 2018, respectively, were realized on those sales.

We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2020, 2019 and 2018, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2020, 2019 and 2018. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2020, 2019 and 2018. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2020 and 2019.
We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-performing bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non-admitted. As of December 31, 2020 and 2019, we had no interest overdue beyond 90 days on bonds.
Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2020
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$4,402,781	$200,076	$—	$—	$4,402,781	$200,076
Industrial and miscellaneous	7,747,068	224,221	481,021	10,560	8,228,089	234,781
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$12,149,849	$424,297	$481,021	$10,560	$12,630,870	$434,857

    Of the bonds within our portfolio in a gross unrealized loss position, 85% were investment grade (designated NAIC 1 or 2) with an average price of 97 (fair value/amortized cost) as of December 31, 2020. As of December 31, 2020, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2020, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 9 bonds reflecting an average price of 97 as of December 31, 2020. Of those bonds, 84% were investment grade (designated NAIC 1 or 2) as of December 31, 2020, with associated unrealized losses of $405,476.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 1 bond reflecting an average price of 98 as of December 31, 2020. That bond was investment grade (designated NAIC 1 or 2) as of December 31, 2020, with associated unrealized losses of $10,560.

As of December 31, 2020, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $6,133,488. Securities in an unrealized loss position for less than twelve months had a fair value of $5,652,467 and unrealized losses of $147,388. Securities in an unrealized loss position for greater than twelve months had a fair value of $481,021 and unrealized losses of $10,560. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2020.

	December 31, 2019
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. special revenue	$2,259,878	$62,764	$—	$—	$2,259,878	$62,764
Industrial and miscellaneous	1,028,208	31,562	926,610	66,884	1,954,818	98,446
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$3,288,086	$94,326	$926,610	$66,884	$4,214,696	$161,210

Of the bonds within our portfolio in a gross unrealized loss position, 100% were investment grade (designated NAIC 1 or 2) with an average price of 96 (fair value/amortized cost) as of December 31, 2019. As of December 31, 2019, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio decreased during the year ended December 31, 2019, primarily due to changes in market interest rates and changes in credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 2 bonds reflecting an average price of 97 as of December 31, 2019. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2019, with associated unrealized losses of $94,326.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 1 bond reflecting an average price of 93 as of December 31, 2019. That bond was investment grade (designated NAIC 1 or 2) as of December 31, 2019, with associated unrealized losses of $66,884.

As of December 31, 2019, we had no investments in structured and loan-backed securities with unrealized losses.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2019.

Restricted Assets
    As of December 31, 2020 and 2019, we had admitted assets on deposit with states in the General Account of $2,386,649 and $2,388,512, respectively.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
4. Life Reserves

    The account value, cash value and reserve for life insurance were as follows:

	December 31, 2020
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$386,117,288	$275,103,383	$302,559,919
Universal life with secondary guarantees	1,692,070,425	1,111,363,211	3,918,190,800
Indexed universal life	350,425,469	241,255,670	255,687,512
Variable universal life	11,836,185	10,014,635	21,292,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,932,125,745
Disability - active lives	XXX	XXX	6,739,737
Disability - disabled lives	XXX	XXX	729,883
Miscellaneous reserves	XXX	XXX	135,193,382
Total account value, cash value and reserve before reinsurance ceded	2,440,449,367	1,637,736,899	7,572,519,394
Reinsurance ceded	2,440,449,367	1,637,736,899	7,572,502,318
Net account value, cash value and reserve	$—	$—	$17,076

	December 31, 2020
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$351,565,572	$297,460,786	$308,547,794

	December 31, 2019
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$356,318,470	$247,244,999	$274,239,271
Universal life with secondary guarantees	1,610,548,580	1,042,575,510	3,532,554,957
Indexed universal life	293,596,329	198,775,424	206,012,279
Variable universal life	11,570,141	8,893,266	18,408,539
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	2,398,601,144
Disability - active lives	XXX	XXX	5,529,644
Disability - disabled lives	XXX	XXX	537,263
Miscellaneous reserves	XXX	XXX	203,337,652
Total account value, cash value and reserve before reinsurance ceded	2,272,033,520	1,497,489,199	6,639,220,749
Reinsurance ceded	2,272,033,520	1,497,489,199	6,639,205,000
Net account value, cash value and reserve	$—	$—	$15,749

	December 31, 2019
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$240,117,222	$184,563,546	$195,508,517

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate Account Annual Statement was as follows:

	December 31, 2020	December 31, 2019
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$17,076	$15,749

Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	308,547,794	195,508,517
Combined total	$308,564,870	$195,524,266

5. Separate Account
    We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 31, 2020 and 2019, we reported assets and liabilities from variable universal life products in Separate Accounts.
    Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.
    In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2020 and 2019, our Separate Accounts included legally insulated assets of $352,525,178 and $240,424,971, respectively.
    As of December 31, 2020 and 2019, the General Account had maximum guarantees for the Separate Account liabilities of $4,546,707 and $7,271,912, respectively. The General Account was not compensated for the risk taken during 2020, 2019 or 2018. The General Account did not pay toward Separate Account guarantees during 2020, 2019 or 2018.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
    Information regarding our Separate Accounts as of and for the years ended December 31, 2020 and 2019, was as follows:

	December 31, 2020
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$93,085,772	$93,085,772

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$308,547,794	$308,547,794
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$308,547,794	$308,547,794

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	308,547,794	308,547,794
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	308,547,794	308,547,794
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$308,547,794	$308,547,794

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

	December 31, 2019
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$45,974,007	$45,974,007

Reserves for Separate Accounts with
assets at:
Market value	$—	$—	$—	$195,508,517	$195,508,517
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$195,508,517	$195,508,517

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	195,508,517	195,508,517
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	195,508,517	195,508,517
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$195,508,517	$195,508,517

    A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2020	2019	2018
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$93,205,261	$45,980,932	$43,146,094
Transfers from Separate Accounts	(7,947,122)	(13,007,114)	(5,810,408)
Net transfers to Separate Accounts	85,258,139	32,973,818	37,335,686

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	(1,603,098)	4,848,507	1,223,763
Net transfers to Separate Accounts as reported in the statements
of operations and capital and surplus	$83,655,041	$37,822,325	$38,559,449

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
6. Federal Income Taxes
Net Deferred Income Taxes
    The components of the net DTA and DTL were as follows:

	December 31, 2020
	Ordinary	Capital	Total
Gross DTA	$42,027,352	$—	$42,027,352
Statutory valuation allowance adjustments	246,079	—	246,079
Adjusted gross DTA	41,781,273	—	41,781,273
DTA non-admitted	27,011,496	—	27,011,496
Subtotal net admitted DTA	14,769,777	—	14,769,777
DTL	334,262	—	334,262
Net admitted DTA	$14,435,515	$—	$14,435,515

	December 31, 2019
	Ordinary	Capital	Total
Gross DTA	$35,486,101	$—	$35,486,101
Statutory valuation allowance adjustments	246,079	—	246,079
Adjusted gross DTA	35,240,022	—	35,240,022
DTA non-admitted	21,937,576	—	21,937,576
Subtotal net admitted DTA	13,302,446	—	13,302,446
DTL	162,764	—	162,764
Net admitted DTA	$13,139,682	$—	$13,139,682

	Change
	Ordinary	Capital	Total
Gross DTA	$6,541,251	$—	$6,541,251
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	6,541,251	—	6,541,251
DTA non-admitted	5,073,920	—	5,073,920
Subtotal net admitted DTA	1,467,331	—	1,467,331
DTL	171,498	—	171,498
Net admitted DTA	$1,295,833	$—	$1,295,833
DTA Admissibility

The admission calculation components were as follows:

	December 31, 2020
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$251,642	$251,642
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	14,435,515	(251,642)	14,183,873
i. Adjusted gross DTA expected to be realized following
the balance sheet date	14,435,515	(251,642)	14,183,873
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	35,434,284
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	334,262	—	334,262
DTA admitted	$14,769,777	$—	$14,769,777

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020

	December 31, 2019
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$69,435	$69,435
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	13,139,682	(69,435)	13,070,247
i. Adjusted gross DTA expected to be realized following
the balance sheet date	13,139,682	(69,435)	13,070,247
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	31,159,482
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	162,764	—	162,764
DTA admitted	$13,302,446	$—	$13,302,446

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$182,207	$182,207
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	1,295,833	(182,207)	1,113,626
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,295,833	(182,207)	1,113,626
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	4,274,802
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	171,498	—	171,498
DTA admitted	$1,467,331	$—	$1,467,331

Threshold Limitation

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation
amount	697%	687%
Amount of adjusted capital and surplus used to determine recovery period
and threshold limitation	$236,228,561	$207,729,881

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Impacts of Tax-Planning Strategies

    The impacts of tax-planning strategies were as follows:

	December 31, 2020
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$41,781,273	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$14,769,777	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	December 31, 2019
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$35,240,022	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$13,302,446	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$6,541,251	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$1,467,331	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

    As of December 31, 2020 and 2019, our tax planning strategies did not include the use of reinsurance.
    As of December 31, 2020 and 2019, we had no temporary differences for which a DTL was not recognized.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Income Taxes Incurred

Current income taxes incurred consisted of the following major components:

	For the year ended December 31,
	2020	2019	2018
Federal	$7,537,000	$6,155,048	$5,993,551
Foreign	—	—	—
Subtotal	7,537,000	6,155,048	5,993,551
Federal income tax on net capital gains	178,186	56,101	13,334
Other	—	—	—
Federal and foreign income taxes incurred	$7,715,186	$6,211,149	$6,006,885

DTA and DTL Components

    The main components of the DTA and DTL were as follows:

	December 31,
	2020	2019	Change
DTA:
Ordinary:
Tax basis deferred acquisition costs	$40,795,600	$34,284,917	$6,510,683
Share-based compensation	952,232	913,459	38,773
Charitable contribution	246,080	246,080	—
Non-admitted assets	33,238	41,645	(8,407)
Other	202	—	202
Gross ordinary DTA	42,027,352	35,486,101	6,541,251
Statutory valuation allowance adjustment	246,079	246,079	—
Non-admitted ordinary DTA	27,011,496	21,937,576	5,073,920
Admitted ordinary DTA	14,769,777	13,302,446	1,467,331

DTL:
Ordinary:
Reserves	203,253	60,888	142,365
Bonds	129,143	100,768	28,375
Other	1,866	1,108	758
Total ordinary DTL	334,262	162,764	171,498
Net admitted DTA	$14,435,515	$13,139,682	$1,295,833

Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Our income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2020	2019	2018
Income before federal income taxes	$6,414,485	$4,530,271	$2,465,133

Expected federal income tax expense	$1,347,042	$951,357	$517,678
Dividends received deduction	(106,862)	(150,225)	(156,797)
Foreign tax credits	(97,979)	(62,728)	(58,445)
Exclude IMR amortization	(8,081)	(6,905)	(10,734)
Share-based compensation	171,249	(174,121)	(246,880)
Disallowed expenses	31,612	27,610	43,389
Change in non-admitted assets	8,407	13,382	3,655
Intangible amortization	—	(19,425)	—
Change in valuation allowance	—	—	246,079
Impact of remeasurement under U.S. tax reform	—	—	139,825
Other	45	—	126
Total income tax expense and change in net deferred taxes	$1,345,433	$578,945	$477,896

Current income taxes incurred	$7,715,186	$6,211,149	$6,006,885
Change in net DTA, before impact of non-admitting any DTA	(6,369,753)	(5,632,204)	(5,528,989)
Total income tax expense and change in net deferred taxes	$1,345,433	$578,945	$477,896

Unrecognized Tax Benefits

    We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months.

Tax Carryforwards

    As of December 31, 2020 and 2019, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.
We were not subject to the repatriation transition tax as of December 31, 2020.

The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2020	$182,207
2019	56,101
2018	13,334
Tax Loss Contingencies and Other Tax Disclosures

As of December 31, 2020, we did not have any federal or foreign income tax loss contingencies. We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2020 and 2019, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

7. Capital and Surplus

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2020 and 2019, we met the minimum RBC requirements.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
    Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a dividend or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as the previous year end or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2020 statutory results, we cannot pay dividends in 2021 without exceeding the statutory limitation.
    We did not pay any dividends during 2020, 2019 or 2018.
    The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $3,373,305, $3,208,159 and $3,791,013 for the years ended December 31, 2020, 2019 and 2018, respectively.

8. Contingencies
In the ordinary course of business, and as part of our investment operations, we entered into long-term contracts to make and purchase investments aggregating $2,500,000 as of December 31, 2020.

It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

9. Fair Value Measurements
Valuation Hierarchy
    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.
Assets and Liabilities Measured at Fair Value

    Assets measured at fair value are summarized below:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Separate Account assets	$338,166,295	$14,358,883	$—	$352,525,178

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Separate Account assets	$233,006,402	$7,418,569	$—	$240,424,971
Determination of Fair Value
    The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
    Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2020.

Bonds
    Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
    Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
    When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.
    The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

Other Invested Assets

    Other invested assets disclosed at fair value include other long-term investments that have underlying characteristics of bonds. The fair value of bonds are determined as previously described, and are reflected in Level 2.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2020
Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

    We did not have any transfers into or out of Level 3 during 2020, 2019 and 2018.

Financial Instruments Disclosed at Fair Value
    We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2020
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$247,692,810	$219,134,226	$16,358,008	$231,334,802	$—
Other invested assets	1,121,039	1,006,366	—	1,121,039	—
Cash	24,173,974	24,173,974	24,173,974	—	—
Separate Account assets	352,525,178	352,525,178	338,166,295	14,358,883	—

	December 31, 2019
	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$209,963,419	$195,191,773	$15,426,172	$194,537,247	$—
Cash	16,646,292	16,646,292	16,646,292	—	—
Separate Account assets	240,424,971	240,424,971	233,006,402	7,418,569	—

10. Subsequent Events
    We have evaluated subsequent events through April 13, 2021, which was the date our statutory-basis financial statements were available to be issued. On February 25, 2021, we received a $6,100,000 capital contribution from our parent PFS. We are not subject to an annual fee under Section 9010 of the Federal Affordable Care Act.

Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies - Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(3)	Registered Representative Agreement - Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Filed as Exhibit (D1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d2)	Form of Change of Insured Rider (Filed as Exhibit (D2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d3)	Form of Death Benefit Guarantee Rider (Filed as Exhibit (D3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d4)	Form of Enhanced Cash Surrender Value Rider (Filed as Exhibit (D4) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d5)	Form of Supplemental Benefit Rider (Filed as Exhibit (D5) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d6)	Form of Life Paid-up Rider (Filed as Exhibit (D6) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d7)	Form of Aviation Exclusion Rider (Filed as Exhibit (D7) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d8)	Form of Hazardous Sports Exclusion Rider (Filed as Exhibit (D8) on 08/09/2019)(Accession No. 0001526622-19-000022)

(e)	Applications

	(e1)	Form of Life Insurance Application (Filed as Exhibit (E1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Filed as Exhibit (E2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Filed as Exhibit (E3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e4)	Form of Supplemental Application (Filed as Exhibit (E4) on 08/09/2019)(Accession No. 0001526622-19-000022)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Bylaws of Depositor (Incorporated by Reference from Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511) Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts - Incorporated by Reference from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011 (Accession No. 0000898745-11-000724)

(h)	Participation Agreements

1. AllianceBernstein
(a)	Participation Agreement dated December 15, 2014 (Filed as Exhibit (h)(1)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)(1)(e) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Filed as Exhibit (h)(2)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4. Calvert Variable Series, Inc.
(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(a) on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)

8. DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)

9. Fidelity Distributors Corporation
(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000017)

10. Franklin Templeton
(a)
Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896) (Accession No. 0000950137-08-008766)

(b)	Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(b) on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Filed as Exhibit (h)(7)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement Addendum dated May 1, 2011 (Filed as Exhibit (h)(7)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Filed as Exhibit (h)(7)(h) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(i) on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
(p)
Shareholder Information Agreement dated April 16, 2007 (Filed as Exhibit (h)(7)(a) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Filed as Exhibit (h)(8)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Filed as Exhibit (h)(8)(k) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(q) on 12/09/2011)(Accession No. 0000898745-11-000809)
(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(r) on 12/09/2011)(Accession No. 0000898745-11-000809)

12. Janus
(a)	Fund Participation Agreement dated August 28, 2000 (Filed as Exhibit (h)(9)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h)(9)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h)(9)(f) on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Filed as Exhibit (h)(9)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(k) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000017)

(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(n)
Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)	Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(m) on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000017)
(s)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(9)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)
(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

14. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(10)(m) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(9)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011(Filed as Exhibit (h)(10)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Administrative Services Letter Agreement dated December 21, 2007 (Filed as Exhibit (h)(11)(c) on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)	Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)

17. PIMCO
(a)
Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)16(a) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(b)
Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)16(b) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)16(c) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)16(d) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)16(e) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)16(f) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)16(g) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(h)
Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)16(h) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

18. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Filed as Exhibit (h)(12)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(12)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)

(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

19. Putnam
(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Filed as Exhibit (h)(14)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Filed as Exhibit (h)(13)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 *
(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 1 to Participation Agreement dated March 2, 2021 *
(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

20. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

21. Van Eck
(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Administrative Services Agreement dated May 1, 2011 (Filed as Exhibit (h)(15)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement dated November 28, 2007 (Filed as Exhibit (h)(15)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Participation Agreement dated April 24, 2009 (Filed as Exhibit (h)(15)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 2 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 3 to Service Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
(i)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
(j)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)21(j) on 04/28/2020 (Accession No. 0001526622-20-000017)
(k)	Shareholder Information Agreement dated November 28, 2007 (Filed as Exhibit (h)(14)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(l)	Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

22. Vanguard
(a)
Participation Agreement dated April 30, 2002 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account) (Accession No. 0000898745-11-000207)

(b)
Amendment to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(c)
Amendment 1 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(d) Amendment 2 to Participation Agreement dated April 15, 2007 (Filed as Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(e)
Amendment 3 to Participation Agreement dated September 11, 2007 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(f)
Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)21(f) to Form N-6 filed 4/30/2014 by Principal Life Insurance Company Variable Life Separate Account (Accession No. 0000812797-14-000039)

23. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts
1.
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Exhibit 99.(k) on 10/25/2019 (Accession No. 0001526622-19-000038)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2) Powers of Attorney - N/A
(3) Opinion of Counsel *

(o)	Financial Statements Schedules

Principal National Life Insurance Company

(1) Report of Independent Auditors on Schedules *

(2) Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 *

(3) Schedule III - Supplementary Insurance Information As of December 31, 2020, 2019, and 2018 and for each of the years then ended *

(4) Schedule IV - Reinsurance As of December 31, 2020, 2019, and 2018 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.(q) on 04/28/2020 (Accession No. 00015216622-20-000017)

* Filed herein
** To be filed by amendment

Item 31. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - U.S. Insurance Solutions
Gregory A. Linde Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President/Chief Risk Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Deanna D. Strable-Soethout Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President and Chief Financial Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
Matthew C. Ahmann(1)	Associate Vice President - Government Relations
Nicholas M. Cecere(1)	Senior Vice President - U.S. Insurance Solutions
Jon N. Couture(1)	Senior Vice President and Chief Human Resources Officer
David P. Desing(1)	Assistant Director - Treasury
Christopher P. Freese(1)	Chief Risk Officer - U.S. Insurance Solutions
Gina L. Graham(1)	Vice President and Treasurer
Patrick G. Halter	President - Principal Global Asset Management
Kathleen B. Kay(1)	Senior Vice President and Chief Information Officer
Christopher J. Littlefield	Executive Vice President and General Counsel
Dennis J. Menken(1)	Senior Vice President and Chief Investment Officer - General Account
Alex P. Montz(1)	Counsel
Kevin J. Morris(1)	Vice President and Chief Marketing Officer
Christopher D. Payne(1)	Vice President - Federal Government Relations
Angela R. Sanders(1)	Senior Vice President and Controller
Nathan P. Schelhaas(1)	Vice President and Chief Actuary - Individual Life
Dwight N. Soethout	Vice President and Chief Actuary
Kathleen M. Souhrada(1)	Vice President - Non-Qualified and Life Administration
Elizabeth D. Swanson(1)	Counsel and Assistant Corporate Secretary
Traci L. Weldon(1)	Assistant Vice President - Compliance
Dan L. Westholm(1)	Assistant Vice President - Treasury
Richard H. Wireman II(1)	Vice President - Tax
Bethany A. Wood(1)	Senior Vice President and Chief Marketing Officer
Clint L. Woods(1)	Secretary

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal National Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100

-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40

-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$3,203,543.00	—	—	—

Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 29th day of April, 2021.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ Gregory A. Linde
Gregory A. Linde
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

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Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ G. A. Linde	Chairman and President	April 29, 2021
G. A. Linde

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Director, Executive Vice President and Chief Financial Officer	April 29, 2021
D. D. Strable-Soethout	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief risk Officer	April 29, 2021
K. A. McCullum

/s/ A. C. Friedrich	Director	April 29, 2021
A. C. Friedrich

/s/ S. D. Reddy	Director	April 29, 2021
S. D. Reddy

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